2013 Annual Report

RiverSource®
FlexChoice Select Variable Annuity

274320 K (5/14)	Issued by: RiverSource Life Insurance Co. of New York

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account 2 that is offered through RiverSource® FlexChoice Select Variable Annuity (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2013, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2014

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  1

Statements of Assets and Liabilities

	AB VPS Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Mid Cap Val,	Ultra,
Dec. 31, 2013	Cl B	Cl B	Cl B	Cl II	Cl II

Assets

Investments, at fair value(1),(2)	$126,698	$177,900	$848,865	$4,946	$1,231,544
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	42	—	—
Receivable for share redemptions	144	192	1,074	7	1,715

Total assets	126,842	178,092	849,981	4,953	1,233,259

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	127	168	958	7	1,429
Administrative charge	17	23	116	—	172
Contract terminations	—	—	—	—	114
Payable for investments purchased	—	—	42	—	—

Total liabilities	144	191	1,116	7	1,715

Net assets applicable to contracts in accumulation period	125,416	175,540	848,024	2,977	1,230,319
Net assets applicable to seed money	1,282	2,361	841	1,969	1,225

Total net assets	$126,698	$177,901	$848,865	$4,946	$1,231,544

(1) Investment shares	6,278	6,471	57,124	268	84,817
(2) Investments, at cost	$ 89,249	$132,636	$883,352	$3,123	$ 838,183

	AC VP	CB Var	Col VP	Col VP	Col VP
	Val,	Sm Cap Gro,	Cash Mgmt,	Div Bond,	Divd Opp,
Dec. 31, 2013 (continued)	Cl II	Cl I	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$69,580	$2,309	$986,757	$773,047	$1,851,509
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	91	2	—	—	—

Total assets	69,671	2,311	986,757	773,047	1,851,509

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	82	2	1,036	804	2,076
Administrative charge	9	—	130	106	255
Contract terminations	—	—	—	—	18
Payable for investments purchased	—	—	—	—	—

Total liabilities	91	2	1,166	910	2,349

Net assets applicable to contracts in accumulation period	67,729	—	966,616	766,737	1,848,712
Net assets applicable to seed money	1,851	2,309	18,975	5,400	448

Total net assets	$69,580	$2,309	$985,591	$772,137	$1,849,160

(1) Investment shares	8,225	96	986,757	77,150	102,463
(2) Investments, at cost	$64,661	$1,502	$986,611	$812,913	$1,361,308

See accompanying notes to financial statements.

2  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 2	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$765,616	$203,057	$274,174	$84,813	$34,086
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	67	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	765,683	203,057	274,174	84,813	34,086

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	844	232	288	108	37
Administrative charge	104	26	36	13	4
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	948	258	324	121	41

Net assets applicable to contracts in accumulation period	764,131	183,339	273,025	78,078	32,483
Net assets applicable to seed money	604	19,460	825	6,614	1,562

Total net assets	$764,735	$202,799	$273,850	$84,692	$34,045

(1) Investment shares	48,487	28,439	31,551	9,693	2,348
(2) Investments, at cost	$726,680	$190,428	$294,309	$94,485	$27,528

	Col VP	Col VP	Col VP Man	Col VP Man	Col VP Man
	Lg Cap Gro,	Lg Core Quan,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$22,454	$476,005	$170	$80,848	$155,319
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	22,454	476,005	170	80,848	155,319

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	18	502	—	85	157
Administrative charge	3	62	—	11	20
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	21	564	—	96	177

Net assets applicable to contracts in accumulation period	20,715	474,077	—	80,582	154,972
Net assets applicable to seed money	1,718	1,364	170	170	170

Total net assets	$22,433	$475,441	$170	$80,752	$155,142

(1) Investment shares	2,174	15,385	17	7,737	13,955
(2) Investments, at cost	$13,349	$334,725	$170	$79,920	$152,946

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  3

Statements of Assets and Liabilities

	Col VP Man	Col VP	Col VP	Col VP	Col VP
	Vol Mod Gro,	Marsico Gro,	Marsico Intl Opp,	Mid Cap Val Opp,	S&P 500,
Dec. 31, 2013 (continued)	Cl 2	Cl 1	Cl 2	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$2,669,371	$46,538	$3,800	$1,684	$1,130,671
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	2,669,371	46,538	3,800	1,684	1,130,671

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,945	50	3	1	1,174
Administrative charge	271	6	—	—	151
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	2,216	56	3	1	1,325

Net assets applicable to contracts in accumulation period	2,666,985	44,831	2,362	—	1,128,500
Net assets applicable to seed money	170	1,651	1,435	1,683	846

Total net assets	$2,667,155	$46,482	$3,797	$1,683	$1,129,346

(1) Investment shares	227,374	1,550	205	103	84,885
(2) Investments, at cost	$2,626,291	$27,937	$2,512	$1,218	$ 670,085

	Col VP	Col VP	CS	Drey VIF	Drey VIF
	Sm Cap Val,	US Govt Mtge,	Commodity	Intl Eq,	Intl Val,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Return	Serv	Serv

Assets

Investments, at fair value(1),(2)	$40,216	$849,900	$3,210	$1,434	$1,542
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	5	1	1

Total assets	40,216	849,900	3,215	1,435	1,543

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	41	918	5	1	1
Administrative charge	5	112	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	46	1,030	5	1	1

Net assets applicable to contracts in accumulation period	39,065	844,567	2,119	—	—
Net assets applicable to seed money	1,105	4,303	1,091	1,434	1,542

Total net assets	$40,170	$848,870	$3,210	$1,434	$1,542

(1) Investment shares	1,972	83,160	510	75	130
(2) Investments, at cost	$30,096	$850,653	$4,127	$1,370	$1,751

See accompanying notes to financial statements.

4  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-	Contrafund,	Invest Gr,	Mid Cap,	Overseas,
Dec. 31, 2013 (continued)	Rate Inc	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$52,948	$6,888,510	$1,002,798	$2,123,052	$378,241
Dividends receivable	175	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	166	—	—
Receivable for share redemptions	67	8,262	1,209	2,564	417

Total assets	53,190	6,896,772	1,004,173	2,125,616	378,658

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	60	7,159	1,075	2,242	367
Administrative charge	7	923	134	283	50
Contract terminations	—	180	—	39	—
Payable for investments purchased	175	—	166	—	—

Total liabilities	242	8,262	1,375	2,564	417

Net assets applicable to contracts in accumulation period	24,358	6,887,521	1,002,133	2,122,121	377,332
Net assets applicable to seed money	28,590	989	665	931	909

Total net assets	$52,948	$6,888,510	$1,002,798	$2,123,052	$378,241

(1) Investment shares	5,615	203,983	82,944	59,636	18,478
(2) Investments, at cost	$52,628	$5,329,369	$1,033,793	$1,701,608	$310,894

	FTVIPT	FTVIPT Temp	FTVIPT	GS VIT	GS VIT U.S.
	Frank Inc,	Global Bond,	Temp Gro,	Mid Cap Val,	Eq Insights,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Assets

Investments, at fair value(1),(2)	$7,040	$429,740	$1,958	$809,916	$1,690
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	56	—	—	—
Receivable for share redemptions	9	543	2	1,049	1

Total assets	7,049	430,339	1,960	810,965	1,691

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9	483	2	934	1
Administrative charge	1	60	—	112	—
Contract terminations	—	—	—	3	—
Payable for investments purchased	—	56	—	—	—

Total liabilities	10	599	2	1,049	1

Net assets applicable to contracts in accumulation period	5,185	429,002	—	808,904	—
Net assets applicable to seed money	1,854	738	1,958	1,012	1,690

Total net assets	$7,039	$429,740	$1,958	$809,916	$1,690

(1) Investment shares	438	23,104	129	43,450	102
(2) Investments, at cost	$6,396	$394,014	$1,507	$644,697	$1,349

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  5

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Comstock,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Dec. 31, 2013 (continued)	Ser II	Ser II	Ser II	Ser II	Ser II

Assets

Investments, at fair value(1),(2)	$3,427	$2,133,683	$2,207	$50,717	$70,999
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	4	2,978	2	57	73

Total assets	3,431	2,136,661	2,209	50,774	71,072

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4	2,450	1	50	65
Administrative charge	—	296	—	7	9
Contract terminations	—	232	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	4	2,978	1	57	74

Net assets applicable to contracts in accumulation period	—	2,132,533	—	48,964	69,300
Net assets applicable to seed money	3,427	1,150	2,208	1,753	1,698

Total net assets	$3,427	$2,133,683	$2,208	$50,717	$70,998

(1) Investment shares	69	120,683	77	1,454	13,321
(2) Investments, at cost	$2,494	$1,506,211	$1,434	$38,239	$53,026

	Janus	MFS	MFS	MS UIF	MS UIF
	Aspen Janus,	Total Return,	Utilities,	Global Real Est,	Mid Cap Gro,
Dec. 31, 2013 (continued)	Serv	Serv Cl	Serv Cl	Cl II	Cl II

Assets

Investments, at fair value(1),(2)	$40,430	$1,834,068	$124,962	$52,156	$2,345
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	49	2,085	140	75	2

Total assets	40,479	1,836,153	125,102	52,231	2,347

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	44	1,845	125	67	2
Administrative charge	5	241	16	7	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	49	2,086	141	74	2

Net assets applicable to contracts in accumulation period	38,478	1,832,914	122,443	50,550	—
Net assets applicable to seed money	1,952	1,153	2,518	1,607	2,345

Total net assets	$40,430	$1,834,067	$124,961	$52,157	$2,345

(1) Investment shares	1,198	79,328	3,971	5,578	165
(2) Investments, at cost	$27,135	$1,535,943	$ 86,348	$46,263	$1,863

See accompanying notes to financial statements.

6  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Oppen	Oppen	Oppen Global	Oppen Main St	PIMCO VIT
	Cap Appr VA,	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,
Dec. 31, 2013 (continued)	Serv	Serv	Srv	Serv	Advisor Cl

Assets

Investments, at fair value(1),(2)	$2,896,987	$424,378	$2,588,943	$1,583,035	$43,603
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	136	—	—
Receivable for share redemptions	3,428	436	3,031	1,861	53

Total assets	2,900,415	424,814	2,592,110	1,584,896	43,656

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,962	380	2,683	1,653	47
Administrative charge	385	56	348	208	6
Contract terminations	82	—	—	—	—
Payable for investments purchased	—	—	136	—	—

Total liabilities	3,429	436	3,167	1,861	53

Net assets applicable to contracts in accumulation period	2,895,140	422,054	2,588,320	1,581,885	42,643
Net assets applicable to seed money	1,846	2,324	623	1,150	960

Total net assets	$2,896,986	$424,378	$2,588,943	$1,583,035	$43,603

(1) Investment shares	50,497	10,486	470,717	57,502	3,971
(2) Investments, at cost	$1,796,074	$296,751	$2,474,694	$ 858,348	$43,813

	VP	VP	VP BR Gl	VP	VP
	Aggr,	Aggr,	Infl Prot Sec,	Conserv,	Conserv,
Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 3	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$543,687	$8,884,287	$133,053	$335,948	$3,372,853
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	543,687	8,884,287	133,053	335,948	3,372,853

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	606	8,874	152	510	3,534
Administrative charge	72	1,167	20	71	466
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	678	10,041	172	581	4,000

Net assets applicable to contracts in accumulation period	542,786	8,874,141	127,633	335,213	3,368,769
Net assets applicable to seed money	223	105	5,248	154	84

Total net assets	$543,009	$8,874,246	$132,881	$335,367	$3,368,853

(1) Investment shares	36,198	590,711	15,241	27,949	280,837
(2) Investments, at cost	$406,722	$5,887,557	$143,781	$311,435	$2,931,607

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  7

Statements of Assets and Liabilities

	VP	VP	VP	VP	VP
	Mod,	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,
Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Assets

Investments, at fair value(1),(2)	$6,589,199	$26,788,910	$5,261,634	$19,960,979	$2,301,741
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	6,589,199	26,788,910	5,261,634	19,960,979	2,301,741

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,095	28,495	6,319	21,307	2,361
Administrative charge	891	3,573	678	2,652	276
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	8,986	32,068	6,997	23,959	2,637

Net assets applicable to contracts in accumulation period	6,580,089	26,756,762	5,254,515	19,936,936	2,298,963
Net assets applicable to seed money	124	80	122	84	141

Total net assets	$6,580,213	$26,756,842	$5,254,637	$19,937,020	$2,299,104

(1) Investment shares	483,433	1,962,558	366,154	1,387,142	180,105
(2) Investments, at cost	$5,230,522	$20,067,387	$4,077,833	$14,040,208	$1,959,574

	VP Mod	VP Ptnrs Sm	VP Sit	VP Vty
	Conserv,	Cap Val,	Divd Gro,	Estb Val,	Wanger
Dec. 31, 2013 (continued)	Cl 4	Cl 3	Cl 3	Cl 3	Intl

Assets

Investments, at fair value(1),(2)	$3,140,954	$903,612	$87,385	$53,926	$839,978
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	42
Receivable for share redemptions	—	—	—	—	—

Total assets	3,140,954	903,612	87,385	53,926	840,020

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,267	1,032	106	68	953
Administrative charge	413	123	12	7	115
Contract terminations	—	27	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	3,680	1,182	118	75	1,068

Net assets applicable to contracts in accumulation period	3,137,170	901,629	86,539	52,603	837,446
Net assets applicable to seed money	104	801	728	1,248	1,506

Total net assets	$3,137,274	$902,430	$87,267	$53,851	$838,952

(1) Investment shares	245,195	40,503	6,378	3,243	24,312
(2) Investments, at cost	$2,569,816	$570,038	$61,119	$36,908	$748,106

See accompanying notes to financial statements.

8  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statement of Assets and Liabilities

Wanger
Dec. 31, 2013 (continued)	USA

Assets

Investments, at fair value(1),(2)	$490,313
Dividends receivable	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	10
Receivable for share redemptions	—

Total assets	490,323

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	553
Administrative charge	66
Contract terminations	—
Payable for investments purchased	—

Total liabilities	619

Net assets applicable to contracts in accumulation period	487,882
Net assets applicable to seed money	1,822

Total net assets	$489,704

(1) Investment shares	11,921
(2) Investments, at cost	$373,776

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  9

Statements of Operations

	AB VPS Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Mid Cap Val,	Ultra,
Year ended Dec. 31, 2013	Cl B	Cl B	Cl B	Cl II	Cl II

Investment income

Dividend income	$ 25	$ 1,808	$ 53,227	$ 47	$ 6,289
Variable account expenses	1,478	2,978	13,550	69	19,873

Investment income (loss) — net	(1,453)	(1,170)	39,677	(22)	(13,584)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,712	226,725	494,167	80	787,250
Cost of investments sold	2,196	201,115	547,165	54	595,345

Net realized gain (loss) on sales of investments	516	25,610	(52,998)	26	191,905
Distributions from capital gains	—	—	—	63	—
Net change in unrealized appreciation or depreciation of investments	23,293	48,067	197,905	1,014	242,575

Net gain (loss) on investments	23,809	73,677	144,907	1,103	434,480

Net increase (decrease) in net assets resulting from operations	$22,356	$ 72,507	$184,584	$1,081	$420,896

	AC VP	CB Var	Col VP	Col VP	Col VP
	Val,	Sm Cap Gro,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl I	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 1,014	$ 1	$ 91	$ 39,778	$ —
Variable account expenses	1,005	20	12,441	11,481	29,324

Investment income (loss) — net	9	(19)	(12,350)	28,297	(29,324)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	20,222	33	1,365,763	186,014	1,005,538
Cost of investments sold	19,611	22	1,365,719	191,468	814,463

Net realized gain (loss) on sales of investments	611	11	44	(5,454)	191,075
Distributions from capital gains	—	151	—	39,765	—
Net change in unrealized appreciation or depreciation of investments	17,460	583	(39)	(95,850)	324,362

Net gain (loss) on investments	18,071	745	5	(61,539)	515,437

Net increase (decrease) in net assets resulting from operations	$18,080	$726	$ (12,345)	$ (33,242)	$ 486,113

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 2(1)	Cl 3	Cl 3

Investment income

Dividend income	$ 4,933	$14,469	$ 16,708	$ 20,493	$ 512
Variable account expenses	11,764	3,191	2,655	2,034	428

Investment income (loss) — net	(6,831)	11,278	14,053	18,459	84

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	324,887	71,198	74,353	89,234	1,945
Cost of investments sold	300,414	65,131	79,720	100,134	1,724

Net realized gain (loss) on sales of investments	24,473	6,067	(5,367)	(10,900)	221
Distributions from capital gains	—	—	12,610	15,085	—
Net change in unrealized appreciation or depreciation of investments	(42,981)	(7,331)	(20,135)	(17,906)	5,621

Net gain (loss) on investments	(18,508)	(1,264)	(12,892)	(13,721)	5,842

Net increase (decrease) in net assets resulting from operations	$ (25,339)	$10,014	$ 1,161	$ 4,738	$5,926

(1)	For the period April 26, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

10  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	Col VP	Col VP	Col VP Man	Col VP Man	Col VP Man
	Lg Cap Gro,	Lg Core Quan,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 2(1)	Cl 2(1)	Cl 2(1)

Investment income

Dividend income	$ —	$ —	$—	$ —	$ —
Variable account expenses	215	6,134	—	123	188

Investment income (loss) — net	(215)	(6,134)	—	(123)	(188)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,252	92,995	—	1,125	11
Cost of investments sold	848	69,867	—	1,118	11

Net realized gain (loss) on sales of investments	404	23,128	—	7	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,970	107,831	—	928	2,373

Net gain (loss) on investments	5,374	130,959	—	935	2,373

Net increase (decrease) in net assets resulting from operations	$5,159	$124,825	$—	$ 812	$2,185

(1) For the period Nov. 18, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP Man	Col VP	Col VP	Col VP	Col VP
	Vol Mod Gro,	Marsico Gro,	Marsico Intl Opp,	Mid Cap Val Opp,	S&P 500,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 1	Cl 2	Cl 3	Cl 3

Investment income

Dividend income	$ —	$ 105	$ 15	$ —	$ —
Variable account expenses	2,262	647	39	78	14,074

Investment income (loss) — net	(2,262)	(542)	(24)	(78)	(14,074)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,383	17,657	53	6,351	170,150
Cost of investments sold	1,382	12,137	36	4,329	118,076

Net realized gain (loss) on sales of investments	1	5,520	17	2,022	52,074
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,080	9,387	616	(150)	240,910

Net gain (loss) on investments	43,081	14,907	633	1,872	292,984

Net increase (decrease) in net assets resulting from operations	$40,819	$14,365	$609	$1,794	$278,910

(1) For the period Nov. 18, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP	Col VP	CS	Drey VIF	Drey VIF
	Sm Cap Val,	US Govt Mtge,	Commodity	Intl Eq,	Intl Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Return	Serv	Serv

Investment income

Dividend income	$ 389	$ 5,401	$ —	$ 35	$ 25
Variable account expenses	530	12,053	52	10	10

Investment income (loss) — net	(141)	(6,652)	(52)	25	15

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	14,038	64,345	62	21	21
Cost of investments sold	11,798	63,437	76	21	26

Net realized gain (loss) on sales of investments	2,240	908	(14)	—	(5)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	9,525	(23,691)	(341)	180	268

Net gain (loss) on investments	11,765	(22,783)	(355)	180	263

Net increase (decrease) in net assets resulting from operations	$11,624	$(29,435)	$(407)	$205	$278

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  11

Statements of Operations

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-	Contrafund,	Invest Gr,	Mid Cap,	Overseas,
Year ended Dec. 31, 2013 (continued)	Rate Inc	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

Investment income

Dividend income	$ 2,573	$ 53,603	$ 22,487	$ 5,346	$ 3,805
Variable account expenses	1,083	92,831	15,444	29,675	5,369

Investment income (loss) — net	1,490	(39,228)	7,043	(24,329)	(1,564)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	31,820	2,245,616	408,169	734,054	202,618
Cost of investments sold	31,490	2,000,770	402,965	604,549	193,080

Net realized gain (loss) on sales of investments	330	244,846	5,204	129,505	9,538
Distributions from capital gains	465	1,877	12,861	261,213	1,311
Net change in unrealized appreciation or depreciation of investments	(656)	1,597,543	(64,432)	271,975	96,000

Net gain (loss) on investments	139	1,844,266	(46,367)	662,693	106,849

Net increase (decrease) in net assets resulting from operations	$ 1,629	$1,805,038	$ (39,324)	$638,364	$105,285

	FTVIPT	FTVIPT Temp	FTVIPT	GS VIT	GS VIT U.S.
	Frank Inc,	Global Bond,	Temp Gro,	Mid Cap Val,	Eq Insights,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Investment income

Dividend income	$424	$ 25,617	$ 47	$ 6,390	$ 17
Variable account expenses	100	7,351	19	12,770	14

Investment income (loss) — net	324	18,266	28	(6,380)	3

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	119	237,103	30	403,489	27
Cost of investments sold	111	211,582	25	320,912	22

Net realized gain (loss) on sales of investments	8	25,521	5	82,577	5
Distributions from capital gains	—	6,614	—	61,659	—
Net change in unrealized appreciation or depreciation of investments	438	(48,887)	414	109,483	443

Net gain (loss) on investments	446	(16,752)	419	253,719	448

Net increase (decrease) in net assets resulting from operations	$770	$ 1,514	$447	$247,339	$451

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Comstock,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser II	Ser II	Ser II	Ser II

Investment income

Dividend income	$ 7	$ 32,007	$ 11	$ 503	$ 138
Variable account expenses	42	34,121	22	639	767

Investment income (loss) — net	(35)	(2,114)	(11)	(136)	(629)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	47	1,303,679	34	9,449	12,295
Cost of investments sold	40	1,021,660	24	7,863	11,311

Net realized gain (loss) on sales of investments	7	282,019	10	1,586	984
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	968	441,960	618	6,306	19,082

Net gain (loss) on investments	975	723,979	628	7,892	20,066

Net increase (decrease) in net assets resulting from operations	$940	$ 721,865	$617	$7,756	$19,437

See accompanying notes to financial statements.

12  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	Janus	MFS	MFS	MS UIF	MS UIF
	Aspen Janus,	Total Return,	Utilities,	Global Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Serv	Serv Cl	Serv Cl	Cl II	Cl II

Investment income

Dividend income	$ 264	$ 29,136	$ 2,495	$1,929	$ 5
Variable account expenses	564	22,903	1,516	879	22

Investment income (loss) — net	(300)	6,233	979	1,050	(17)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	14,615	156,624	6,785	2,799	33
Cost of investments sold	11,065	139,817	4,577	2,356	28

Net realized gain (loss) on sales of investments	3,550	16,807	2,208	443	5
Distributions from capital gains	—	—	2,220	—	46
Net change in unrealized appreciation or depreciation of investments	7,322	252,226	14,760	(960)	590

Net gain (loss) on investments	10,872	269,033	19,188	(517)	641

Net increase (decrease) in net assets resulting from operations	$10,572	$275,266	$20,167	$ 533	$624

	Oppen Cap	Oppen	Oppen Global	Oppen Main St	PIMCO VIT
	Appr VA,	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,
Year ended Dec. 31, 2013 (continued)	Serv	Serv	Srv	Serv	Advisor Cl

Investment income

Dividend income	$ 20,479	$ 4,496	$ 139,389	$ 10,338	$ 3,619
Variable account expenses	36,402	4,676	38,833	20,176	1,326

Investment income (loss) — net	(15,923)	(180)	100,556	(9,838)	2,293

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	505,221	89,218	809,801	233,446	67,887
Cost of investments sold	361,585	71,372	764,080	151,290	68,125

Net realized gain (loss) on sales of investments	143,636	17,846	45,721	82,156	(238)
Distributions from capital gains	—	—	—	17,847	—
Net change in unrealized appreciation or depreciation of investments	551,533	74,558	(198,349)	386,768	(2,753)

Net gain (loss) on investments	695,169	92,404	(152,628)	486,771	(2,991)

Net increase (decrease) in net assets resulting from operations	$679,246	$92,224	$ (52,072)	$476,933	$ (698)

	VP	VP	VP BR Gl	VP	VP
	Aggr,	Aggr,	Infl Prot Sec,	Conserv,	Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 3	Cl 2	Cl 4

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	7,200	117,115	2,616	9,080	47,601

Investment income (loss) — net	(7,200)	(117,115)	(2,616)	(9,080)	(47,601)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	12,416	1,759,805	88,579	879,497	1,398,115
Cost of investments sold	9,971	1,256,634	94,478	818,784	1,220,632

Net realized gain (loss) on sales of investments	2,445	503,171	(5,899)	60,713	177,483
Distributions from capital gains	—	—	6,857	—	—
Net change in unrealized appreciation or depreciation of investments	92,319	1,215,672	(11,700)	(41,304)	(69,812)

Net gain (loss) on investments	94,764	1,718,843	(10,742)	19,409	107,671

Net increase (decrease) in net assets resulting from operations	$87,564	$1,601,728	$(13,358)	$ 10,329	$ 60,070

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  13

Statements of Operations

	VP	VP	VP	VP	VP
	Mod,	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	102,034	382,006	76,398	297,449	28,204

Investment income (loss) — net	(102,034)	(382,006)	(76,398)	(297,449)	(28,204)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	886,694	5,199,716	546,097	6,286,846	225,061
Cost of investments sold	744,535	4,066,245	434,064	4,724,328	210,724

Net realized gain (loss) on sales of investments	142,159	1,133,471	112,033	1,562,518	14,337
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	582,104	1,919,229	619,640	1,675,179	124,221

Net gain (loss) on investments	724,263	3,052,700	731,673	3,237,697	138,558

Net increase (decrease) in net assets resulting from operations	$ 622,229	$2,670,694	$655,275	$2,940,248	$110,354

	VP Mod	VP Ptnrs Sm	VP Sit	VP Vty
	Conserv,	Cap Val,	Divd Gro,	Estb Val,	Wanger
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 3	Cl 3	Cl 3	Intl

Investment income

Dividend income	$ —	$ —	$ —	$ —	$23,889
Variable account expenses	38,664	14,327	1,296	754	13,153

Investment income (loss) — net	(38,664)	(14,327)	(1,296)	(754)	10,736

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	780,095	521,411	15,303	743	421,571
Cost of investments sold	646,680	372,477	11,300	593	390,350

Net realized gain (loss) on sales of investments	133,415	148,934	4,003	150	31,221
Distributions from capital gains	—	—	—	—	64,250
Net change in unrealized appreciation or depreciation of investments	72,565	159,668	17,420	14,190	71,226

Net gain (loss) on investments	205,980	308,602	21,423	14,340	166,697

Net increase (decrease) in net assets resulting from operations	$167,316	$294,275	$20,127	$13,586	$177,433

					Wanger
Year ended Dec. 31, 2013 (continued)					USA

Investment income

Dividend income					$ 785
Variable account expenses					7,854

Investment income (loss) — net					(7,069)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales					317,246
Cost of investments sold					265,224

Net realized gain (loss) on sales of investments					52,022
Distributions from capital gains					49,795
Net change in unrealized appreciation or depreciation of investments					62,972

Net gain (loss) on investments					164,789

Net increase (decrease) in net assets resulting from operations					$157,720

See accompanying notes to financial statements.

14  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AB VPS Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Mid Cap Val,	Ultra,
Year ended Dec. 31, 2013	Cl B	Cl B	Cl B	Cl II	Cl II

Operations

Investment income (loss) — net	$(1,453)	$(1,170)	$39,677	$(22)	$(13,584)
Net realized gain (loss) on sales of investments	516	25,610	(52,998)	26	191,905
Distributions from capital gains	—	—	—	63	—
Net change in unrealized appreciation or depreciation of investments	23,293	48,067	197,905	1,014	242,575

Net increase (decrease) in net assets resulting from operations	22,356	72,507	184,584	1,081	420,896

Contract transactions

Contract purchase payments	—	—	521	—	714
Net transfers(1)	(12)	(220,594)	(102,628)	(9)	(182,854)
Contract terminations:
Surrender benefits and contract charges	(1,222)	(3,337)	(307,977)	—	(469,214)
Death benefits	—	—	(9,519)	—	(15,637)

Increase (decrease) from contract transactions	(1,234)	(223,931)	(419,603)	(9)	(666,991)

Net assets at beginning of year	105,576	329,325	1,083,884	3,874	1,477,639

Net assets at end of year	$126,698	$177,901	$848,865	$4,946	$1,231,544

Accumulation unit activity

Units outstanding at beginning of year	71,258	187,715	1,147,973	2,079	1,286,790
Contract purchase payments	—	—	418	—	445
Net transfers(1)	—	(110,766)	(95,591)	—	(127,409)
Contract terminations:
Surrender benefits and contract charges	(764)	(1,628)	(300,173)	—	(351,126)
Death benefits	—	—	(9,067)	—	(11,444)

Units outstanding at end of year	70,494	75,321	743,560	2,079	797,256

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  15

Statements of Changes in Net Assets

	AC VP	CB Var	Col VP	Col VP	Col VP
	Val,	Sm Cap Gro,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl I	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$9	$(19)	$(12,350)	$28,297	$(29,324)
Net realized gain (loss) on sales of investments	611	11	44	(5,454)	191,075
Distributions from capital gains	—	151	—	39,765	—
Net change in unrealized appreciation or depreciation of investments	17,460	583	(39)	(95,850)	324,362

Net increase (decrease) in net assets resulting from operations	18,080	726	(12,345)	(33,242)	486,113

Contract transactions

Contract purchase payments	75	—	350	10,000	728
Net transfers(1)	(13)	(12)	1,491,740	5,154	(191,611)
Contract terminations:
Surrender benefits and contract charges	(19,203)	—	(1,302,515)	(129,228)	(696,842)
Death benefits	—	—	(19,763)	(4,102)	(19,928)

Increase (decrease) from contract transactions	(19,141)	(12)	169,812	(118,176)	(907,653)

Net assets at beginning of year	70,641	1,595	828,124	923,555	2,270,700

Net assets at end of year	$69,580	$2,309	$985,591	$772,137	$1,849,160

Accumulation unit activity

Units outstanding at beginning of year	55,777	—	792,016	637,049	1,372,854
Contract purchase payments	—	—	—	6,266	491
Net transfers(1)	—	—	1,471,159	2,259	(90,989)
Contract terminations:
Surrender benefits and contract charges	(13,515)	—	(1,287,257)	(89,820)	(338,345)
Death benefits	—	—	(18,266)	(2,618)	(7,727)

Units outstanding at end of year	42,262	—	957,652	553,136	936,284

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

16  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 2(2)	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(6,831)	$11,278	$14,053	$18,459	$84
Net realized gain (loss) on sales of investments	24,473	6,067	(5,367)	(10,900)	221
Distributions from capital gains	—	—	12,610	15,085	—
Net change in unrealized appreciation or depreciation of investments	(42,981)	(7,331)	(20,135)	(17,906)	5,621

Net increase (decrease) in net assets resulting from operations	(25,339)	10,014	1,161	4,738	5,926

Contract transactions

Contract purchase payments	441	707	825	75	—
Net transfers(1)	63,984	(1,380)	314,911	(30,466)	(12)
Contract terminations:
Surrender benefits and contract charges	(227,067)	(46,018)	(43,047)	(49,216)	(1,441)
Death benefits	(7,722)	—	—	—	—

Increase (decrease) from contract transactions	(170,364)	(46,691)	272,689	(79,607)	(1,453)

Net assets at beginning of year	960,438	239,476	—	159,561	29,572

Net assets at end of year	$764,735	$202,799	$273,850	$84,692	$34,045

Accumulation unit activity

Units outstanding at beginning of year	460,324	130,125	—	93,896	22,748
Contract purchase payments	130	427	—	—	—
Net transfers(1)	32,448	(613)	354,210	(18,283)	—
Contract terminations:
Surrender benefits and contract charges	(108,328)	(26,329)	(49,131)	(29,801)	(1,055)
Death benefits	(3,876)	—	—	—	—

Units outstanding at end of year	380,698	103,610	305,079	45,812	21,693

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 26, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  17

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP Man	Col VP Man	Col VP Man
	Lg Cap Gro,	Lg Core Quan,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 2(2)	Cl 2(2)	Cl 2(2)

Operations

Investment income (loss) — net	$(215)	$(6,134)	$—	$(123)	$(188)
Net realized gain (loss) on sales of investments	404	23,128	—	7	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,970	107,831	—	928	2,373

Net increase (decrease) in net assets resulting from operations	5,159	124,825	—	812	2,185

Contract transactions

Contract purchase payments	—	242	170	170	170
Net transfers(1)	(907)	(21,267)	—	80,869	152,787
Contract terminations:
Surrender benefits and contract charges	(135)	(47,207)	—	(1,099)	—
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(1,042)	(68,232)	170	79,940	152,957

Net assets at beginning of year	18,316	418,848	—	—	—

Net assets at end of year	$22,433	$475,441	$170	$80,752	$155,142

Accumulation unit activity

Units outstanding at beginning of year	10,720	356,807	—	—	—
Contract purchase payments	—	184	—	—	—
Net transfers(1)	(491)	(15,194)	—	80,917	150,680
Contract terminations:
Surrender benefits and contract charges	(80)	(34,680)	—	(1,093)	—
Death benefits	—	—	—	—	—

Units outstanding at end of year	10,149	307,117	—	79,824	150,680

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 18, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

18  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP Man	Col VP	Col VP	Col VP	Col VP
	Vol Mod Gro,	Marsico Gro,	Marsico Intl Opp,	Mid Cap Val Opp,	S&P 500,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 1	Cl 2	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(2,262)	$(542)	$(24)	$(78)	$(14,074)
Net realized gain (loss) on sales of investments	1	5,520	17	2,022	52,074
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,080	9,387	616	(150)	240,910

Net increase (decrease) in net assets resulting from operations	40,819	14,365	609	1,794	278,910

Contract transactions

Contract purchase payments	170	150	—	12	—
Net transfers(1)	2,627,504	(7,912)	(13)	(6,177)	(12,017)
Contract terminations:
Surrender benefits and contract charges	(1,338)	(9,059)	—	(88)	(137,371)
Death benefits	—	—	—	—	(6,437)

Increase (decrease) from contract transactions	2,626,336	(16,821)	(13)	(6,253)	(155,825)

Net assets at beginning of year	—	48,938	3,201	6,142	1,006,261

Net assets at end of year	$2,667,155	$46,482	$3,797	$1,683	$1,129,346

Accumulation unit activity

Units outstanding at beginning of year	—	44,594	2,727	5,099	578,674
Contract purchase payments	—	—	—	—	—
Net transfers(1)	2,616,525	(6,058)	—	(5,099)	(5,544)
Contract terminations:
Surrender benefits and contract charges	(1,333)	(7,271)	—	—	(69,850)
Death benefits	—	—	—	—	(3,158)

Units outstanding at end of year	2,615,192	31,265	2,727	—	500,122

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 18, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  19

Statements of Changes in Net Assets

	Col VP	Col VP	CS	Drey VIF	Drey VIF
	Sm Cap Val,	US Govt Mtge,	Commodity	Intl Eq,	Intl Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Return	Serv	Serv

Operations

Investment income (loss) — net	$(141)	$(6,652)	$(52)	$25	$15
Net realized gain (loss) on sales of investments	2,240	908	(14)	—	(5)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	9,525	(23,691)	(341)	180	268

Net increase (decrease) in net assets resulting from operations	11,624	(29,435)	(407)	205	278

Contract transactions

Contract purchase payments	804	—	125	—	—
Net transfers(1)	(6,438)	(2,622)	(8)	(12)	(12)
Contract terminations:
Surrender benefits and contract charges	(6,862)	(24,211)	(3)	—	—
Death benefits	—	(4,577)	—	—	—

Increase (decrease) from contract transactions	(12,496)	(31,410)	114	(12)	(12)

Net assets at beginning of year	41,042	909,715	3,503	1,241	1,276

Net assets at end of year	$40,170	$848,870	$3,210	$1,434	$1,542

Accumulation unit activity

Units outstanding at beginning of year	30,792	843,142	3,196	—	—
Contract purchase payments	547	—	—	—	—
Net transfers(1)	(4,046)	(1,819)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(4,365)	(22,922)	(4)	—	—
Death benefits	—	(4,272)	—	—	—

Units outstanding at end of year	22,928	814,129	3,192	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

20  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-	Contrafund,	Invest Gr,	Mid Cap,	Overseas,
Year ended Dec. 31, 2013 (continued)	Rate Inc	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

Operations

Investment income (loss) — net	$1,490	$(39,228)	$7,043	$(24,329)	$(1,564)
Net realized gain (loss) on sales of investments	330	244,846	5,204	129,505	9,538
Distributions from capital gains	465	1,877	12,861	261,213	1,311
Net change in unrealized appreciation or depreciation of investments	(656)	1,597,543	(64,432)	271,975	96,000

Net increase (decrease) in net assets resulting from operations	1,629	1,805,038	(39,324)	638,364	105,285

Contract transactions

Contract purchase payments	3,325	10,499	3,900	1,430	1,561
Net transfers(1)	(28,175)	(669,655)	79,666	(235,504)	(116,517)
Contract terminations:
Surrender benefits and contract charges	(2,386)	(1,330,138)	(279,941)	(453,483)	(76,544)
Death benefits	—	(48,503)	—	(24,469)	—

Increase (decrease) from contract transactions	(27,236)	(2,037,797)	(196,375)	(712,026)	(191,500)

Net assets at beginning of year	78,555	7,121,269	1,238,497	2,196,714	464,456

Net assets at end of year	$52,948	$6,888,510	$1,002,798	$2,123,052	$378,241

Accumulation unit activity

Units outstanding at beginning of year	46,493	3,852,346	916,362	895,936	245,054
Contract purchase payments	—	5,576	2,869	767	718
Net transfers(1)	(24,070)	(292,799)	59,650	(81,901)	(52,381)
Contract terminations:
Surrender benefits and contract charges	(2,016)	(653,108)	(210,254)	(155,951)	(34,756)
Death benefits	—	(20,317)	—	(7,992)	—

Units outstanding at end of year	20,407	2,891,698	768,627	650,859	158,635

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  21

Statements of Changes in Net Assets

	FTVIPT	FTVIPT Temp	FTVIPT	GS VIT	GS VIT U.S.
	Frank Inc,	Global Bond,	Temp Gro,	Mid Cap Val,	Eq Insights,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Operations

Investment income (loss) — net	$324	$18,266	$28	$(6,380)	$3
Net realized gain (loss) on sales of investments	8	25,521	5	82,577	5
Distributions from capital gains	—	6,614	—	61,659	—
Net change in unrealized appreciation or depreciation of investments	438	(48,887)	414	109,483	443

Net increase (decrease) in net assets resulting from operations	770	1,514	447	247,339	451

Contract transactions

Contract purchase payments	—	957	—	407	—
Net transfers(1)	(13)	(7,207)	(10)	(110,463)	(10)
Contract terminations:
Surrender benefits and contract charges	(7)	(153,393)	—	(256,082)	—
Death benefits	—	—	—	(7,710)	—

Increase (decrease) from contract transactions	(20)	(159,643)	(10)	(373,848)	(10)

Net assets at beginning of year	6,289	587,869	1,521	936,425	1,249

Net assets at end of year	$7,039	$429,740	$1,958	$809,916	$1,690

Accumulation unit activity

Units outstanding at beginning of year	3,901	314,524	—	639,072	—
Contract purchase payments	—	488	—	181	—
Net transfers(1)	—	(3,863)	—	(63,830)	—
Contract terminations:
Surrender benefits and contract charges	(5)	(82,374)	—	(149,955)	—
Death benefits	—	—	—	(4,344)	—

Units outstanding at end of year	3,896	228,775	—	421,124	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Comstock,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser II	Ser II	Ser II	Ser II

Operations

Investment income (loss) — net	$(35)	$(2,114)	$(11)	$(136)	$(629)
Net realized gain (loss) on sales of investments	7	282,019	10	1,586	984
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	968	441,960	618	6,306	19,082

Net increase (decrease) in net assets resulting from operations	940	721,865	617	7,756	19,437

Contract transactions

Contract purchase payments	—	1,107	—	5,030	75
Net transfers(1)	—	(351,691)	(9)	(1,607)	(13)
Contract terminations:
Surrender benefits and contract charges	—	(803,653)	—	(6,608)	(11,515)
Death benefits	—	(24,488)	—	—	—

Increase (decrease) from contract transactions	—	(1,178,725)	(9)	(3,185)	(11,453)

Net assets at beginning of year	2,487	2,590,543	1,600	46,146	63,014

Net assets at end of year	$3,427	$2,133,683	$2,208	$50,717	$70,998

Accumulation unit activity

Units outstanding at beginning of year	—	2,141,637	—	47,251	63,421
Contract purchase payments	—	727	—	4,988	—
Net transfers(1)	—	(241,920)	—	(1,478)	—
Contract terminations:
Surrender benefits and contract charges	—	(562,933)	—	(6,705)	(10,771)
Death benefits	—	(16,709)	—	—	—

Units outstanding at end of year	—	1,320,802	—	44,056	52,650

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  23

Statements of Changes in Net Assets

	Janus	MFS	MFS	MS UIF	MS UIF
	Aspen Janus,	Total Return,	Utilities,	Global Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Serv	Serv Cl	Serv Cl	Cl II	Cl II

Operations

Investment income (loss) — net	$(300)	$6,233	$979	$1,050	$(17)
Net realized gain (loss) on sales of investments	3,550	16,807	2,208	443	5
Distributions from capital gains	—	—	2,220	—	46
Net change in unrealized appreciation or depreciation of investments	7,322	252,226	14,760	(960)	590

Net increase (decrease) in net assets resulting from operations	10,572	275,266	20,167	533	624

Contract transactions

Contract purchase payments	150	1,333	—	75	—
Net transfers(1)	(6,104)	36,492	42	(308)	(11)
Contract terminations:
Surrender benefits and contract charges	(7,817)	(127,879)	(4,708)	(1,059)	—
Death benefits	—	(6,099)	—	—	—

Increase (decrease) from contract transactions	(13,771)	(96,153)	(4,666)	(1,292)	(11)

Net assets at beginning of year	43,629	1,654,954	109,460	52,916	1,732

Net assets at end of year	$40,430	$1,834,067	$124,961	$52,157	$2,345

Accumulation unit activity

Units outstanding at beginning of year	40,921	1,064,008	37,431	58,484	—
Contract purchase payments	—	779	—	—	—
Net transfers(1)	(4,978)	20,320	14	(310)	—
Contract terminations:
Surrender benefits and contract charges	(6,862)	(76,008)	(1,226)	(1,157)	—
Death benefits	—	(3,557)	—	—	—

Units outstanding at end of year	29,081	1,005,542	36,219	57,017	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Oppen Cap	Oppen	Oppen Global	Oppen Main St	PIMCO VIT
	Appr VA,	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,
Year ended Dec. 31, 2013 (continued)	Serv	Serv	Srv	Serv	Advisor Cl

Operations

Investment income (loss) — net	$(15,923)	$(180)	$100,556	$(9,838)	$2,293
Net realized gain (loss) on sales of investments	143,636	17,846	45,721	82,156	(238)
Distributions from capital gains	—	—	—	17,847	—
Net change in unrealized appreciation or depreciation of investments	551,533	74,558	(198,349)	386,768	(2,753)

Net increase (decrease) in net assets resulting from operations	679,246	92,224	(52,072)	476,933	(698)

Contract transactions

Contract purchase payments	2,749	—	4,189	1,500	150
Net transfers(1)	(78,522)	(3,078)	81,910	(6,859)	(57,947)
Contract terminations:
Surrender benefits and contract charges	(351,668)	(81,267)	(645,301)	(205,988)	(5,518)
Death benefits	(9,265)	—	(17,066)	—	—

Increase (decrease) from contract transactions	(436,706)	(84,345)	(576,268)	(211,347)	(63,315)

Net assets at beginning of year	2,654,446	416,499	3,217,283	1,317,449	107,616

Net assets at end of year	$2,896,986	$424,378	$2,588,943	$1,583,035	$43,603

Accumulation unit activity

Units outstanding at beginning of year	1,811,338	176,040	1,931,955	626,882	82,248
Contract purchase payments	1,627	—	2,383	531	—
Net transfers(1)	(47,715)	(1,070)	48,568	(2,870)	(44,840)
Contract terminations:
Surrender benefits and contract charges	(224,065)	(30,802)	(396,409)	(94,429)	(4,223)
Death benefits	(5,159)	—	(10,119)	—	—

Units outstanding at end of year	1,536,026	144,168	1,576,378	530,114	33,185

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  25

Statements of Changes in Net Assets

	VP	VP	VP BR Gl	VP	VP
	Aggr,	Aggr,	Infl Prot Sec,	Conserv,	Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 3	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(7,200)	$(117,115)	$(2,616)	$(9,080)	$(47,601)
Net realized gain (loss) on sales of investments	2,445	503,171	(5,899)	60,713	177,483
Distributions from capital gains	—	—	6,857	—	—
Net change in unrealized appreciation or depreciation of investments	92,319	1,215,672	(11,700)	(41,304)	(69,812)

Net increase (decrease) in net assets resulting from operations	87,564	1,601,728	(13,358)	10,329	60,070

Contract transactions

Contract purchase payments	—	—	100	10	—
Net transfers(1)	—	(438,371)	(7,916)	(40,181)	115,775
Contract terminations:
Surrender benefits and contract charges	(5,337)	(1,052,373)	(56,565)	(516,813)	(817,793)
Death benefits	—	(140,747)	—	—	(45,220)

Increase (decrease) from contract transactions	(5,337)	(1,631,491)	(64,381)	(556,984)	(747,238)

Net assets at beginning of year	460,782	8,904,009	210,620	882,022	4,056,021

Net assets at end of year	$543,009	$8,874,246	$132,881	$335,367	$3,368,853

Accumulation unit activity

Units outstanding at beginning of year	381,394	7,396,830	155,008	782,705	3,606,703
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	(321,106)	(6,874)	(33,483)	96,557
Contract terminations:
Surrender benefits and contract charges	(3,814)	(784,838)	(45,148)	(457,333)	(719,584)
Death benefits	—	(101,953)	—	—	(40,768)

Units outstanding at end of year	377,580	6,188,933	102,986	291,889	2,942,908

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Mod,	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(102,034)	$(382,006)	$(76,398)	$(297,449)	$(28,204)
Net realized gain (loss) on sales of investments	142,159	1,133,471	112,033	1,562,518	14,337
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	582,104	1,919,229	619,640	1,675,179	124,221

Net increase (decrease) in net assets resulting from operations	622,229	2,670,694	655,275	2,940,248	110,354

Contract transactions

Contract purchase payments	12,920	31,799	40,422	112,353	—
Net transfers(1)	(310,962)	(696,080)	197,308	(548,026)	207,731
Contract terminations:
Surrender benefits and contract charges	(324,177)	(3,207,464)	(167,702)	(4,982,714)	(51,534)
Death benefits	—	(128,923)	—	(285,532)	—

Increase (decrease) from contract transactions	(622,219)	(4,000,668)	70,028	(5,703,919)	156,197

Net assets at beginning of year	6,580,203	28,086,816	4,529,334	22,700,691	2,032,553

Net assets at end of year	$6,580,213	$26,756,842	$5,254,637	$19,937,020	$2,299,104

Accumulation unit activity

Units outstanding at beginning of year	5,591,507	23,773,685	3,804,494	18,996,476	1,768,523
Contract purchase payments	10,516	25,973	30,991	90,639	—
Net transfers(1)	(240,271)	(498,468)	156,316	(413,422)	167,237
Contract terminations:
Surrender benefits and contract charges	(262,388)	(2,589,236)	(130,074)	(3,882,466)	(43,695)
Death benefits	—	(106,139)	—	(222,455)	—

Units outstanding at end of year	5,099,364	20,605,815	3,861,727	14,568,772	1,892,065

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  27

Statements of Changes in Net Assets

	VP Mod	VP Ptnrs Sm	VP Sit	VP Vty
	Conserv,	Cap Val,	Divd Gro,	Estb Val,	Wanger
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 3	Cl 3	Cl 3	Intl

Operations

Investment income (loss) — net	$(38,664)	$(14,327)	$(1,296)	$(754)	$10,736
Net realized gain (loss) on sales of investments	133,415	148,934	4,003	150	31,221
Distributions from capital gains	—	—	—	—	64,250
Net change in unrealized appreciation or depreciation of investments	72,565	159,668	17,420	14,190	71,226

Net increase (decrease) in net assets resulting from operations	167,316	294,275	20,127	13,586	177,433

Contract transactions

Contract purchase payments	—	547	10	—	563
Net transfers(1)	(67,707)	(164,780)	(4,924)	(10)	(43,252)
Contract terminations:
Surrender benefits and contract charges	(193,532)	(308,890)	(8,982)	—	(290,873)
Death benefits	—	(10,885)	—	—	(9,473)

Increase (decrease) from contract transactions	(261,239)	(484,008)	(13,896)	(10)	(343,035)

Net assets at beginning of year	3,231,197	1,092,163	81,036	40,275	1,004,554

Net assets at end of year	$3,137,274	$902,430	$87,267	$53,851	$838,952

Accumulation unit activity

Units outstanding at beginning of year	2,808,129	630,739	91,117	30,183	507,419
Contract purchase payments	—	285	—	—	179
Net transfers(1)	(71,438)	(76,300)	(4,621)	—	(17,965)
Contract terminations:
Surrender benefits and contract charges	(164,048)	(141,141)	(8,800)	—	(135,491)
Death benefits	—	(3,714)	—	—	(4,333)

Units outstanding at end of year	2,572,643	409,869	77,696	30,183	349,809

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statement of Changes in Net Assets

Wanger
Year ended Dec. 31, 2013 (continued)	USA

Operations

Investment income (loss) — net	$(7,069)
Net realized gain (loss) on sales of investments	52,022
Distributions from capital gains	49,795
Net change in unrealized appreciation or depreciation of investments	62,972

Net increase (decrease) in net assets resulting from operations	157,720

Contract transactions

Contract purchase payments	274
Net transfers(1)	(95,851)
Contract terminations:
Surrender benefits and contract charges	(189,970)
Death benefits	(6,234)

Increase (decrease) from contract transactions	(291,781)

Net assets at beginning of year	623,765

Net assets at end of year	$489,704

Accumulation unit activity

Units outstanding at beginning of year	430,814
Contract purchase payments	136
Net transfers(1)	(56,450)
Contract terminations:
Surrender benefits and contract charges	(114,018)
Death benefits	(3,594)

Units outstanding at end of year	256,888

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  29

Statements of Changes in Net Assets

	AB VPS Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Mid Cap Val,	Ultra,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl II	Cl II

Operations

Investment income (loss) — net	$(1,440)	$(112)	$(410)	$64	$(22,110)
Net realized gain (loss) on sales of investments	3,347	2,840	(83,815)	3,843	38,749
Distributions from capital gains	—	—	—	857	—
Net change in unrealized appreciation or depreciation of investments	12,926	46,841	224,703	(3,233)	181,326

Net increase (decrease) in net assets resulting from operations	14,833	49,569	140,478	1,531	197,965

Contract transactions

Contract purchase payments	—	200	626	75	970
Net transfers(1)	(29,689)	(4,944)	22,572	(11)	(112,343)
Contract terminations:
Surrender benefits and contract charges	(5,274)	(41,083)	(175,529)	(12,566)	(216,491)
Death benefits	—	—	(3,463)	—	(4,650)

Increase (decrease) from contract transactions	(34,963)	(45,827)	(155,794)	(12,502)	(332,514)

Net assets at beginning of year	125,706	325,583	1,099,200	14,845	1,612,188

Net assets at end of year	$105,576	$329,325	$1,083,884	$3,874	$1,477,639

Accumulation unit activity

Units outstanding at beginning of year	94,731	218,722	1,310,302	13,669	1,575,414
Contract purchase payments	—	—	678	—	827
Net transfers(1)	(19,585)	(3,068)	36,693	—	(96,634)
Contract terminations:
Surrender benefits and contract charges	(3,888)	(27,939)	(195,468)	(11,590)	(188,540)
Death benefits	—	—	(4,232)	—	(4,277)

Units outstanding at end of year	71,258	187,715	1,147,973	2,079	1,286,790

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AC VP	CB Var	Col VP	Col VP	Col VP
	Val,	Sm Cap Gro,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl I	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$227	$(7)	$(11,497)	$28,877	$(32,718)
Net realized gain (loss) on sales of investments	(225)	4	12	16,750	18,585
Distributions from capital gains	—	67	—	28,796	—
Net change in unrealized appreciation or depreciation of investments	8,093	187	(10)	(9,723)	301,436

Net increase (decrease) in net assets resulting from operations	8,095	251	(11,495)	64,700	287,303

Contract transactions

Contract purchase payments	—	—	593	10,586	727
Net transfers(1)	(11)	(11)	7,757	187,451	(41,310)
Contract terminations:
Surrender benefits and contract charges	—	—	(124,574)	(422,072)	(333,513)
Death benefits	—	—	(9,381)	(8,967)	(1,274)

Increase (decrease) from contract transactions	(11)	(11)	(125,605)	(233,002)	(375,370)

Net assets at beginning of year	62,557	1,355	965,224	1,091,857	2,358,767

Net assets at end of year	$70,641	$1,595	$828,124	$923,555	$2,270,700

Accumulation unit activity

Units outstanding at beginning of year	55,777	—	910,906	805,140	1,576,967
Contract purchase payments	—	—	403	6,879	551
Net transfers(1)	—	—	7,526	149,539	(21,232)
Contract terminations:
Surrender benefits and contract charges	—	—	(117,820)	(318,067)	(182,862)
Death benefits	—	—	(8,999)	(6,442)	(570)

Units outstanding at end of year	55,777	—	792,016	637,049	1,372,854

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  31

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(9,479)	$16,599	$7,962	$56	$(194)
Net realized gain (loss) on sales of investments	9,430	4,981	637	(180)	397
Distributions from capital gains	22,119	—	3,153	—	—
Net change in unrealized appreciation or depreciation of investments	151,605	13,933	7,451	4,345	2,915

Net increase (decrease) in net assets resulting from operations	173,675	35,513	19,203	4,221	3,118

Contract transactions

Contract purchase payments	434	—	—	155	—
Net transfers(1)	(40,132)	(10,309)	3,247	(1,342)	(653)
Contract terminations:
Surrender benefits and contract charges	(117,375)	(57,796)	(6,275)	(998)	(1,232)
Death benefits	(1,629)	(631)	(850)	—	—

Increase (decrease) from contract transactions	(158,702)	(68,736)	(3,878)	(2,185)	(1,885)

Net assets at beginning of year	945,465	272,699	144,236	27,536	17,083

Net assets at end of year	$960,438	$239,476	$159,561	$29,572	$18,316

Accumulation unit activity

Units outstanding at beginning of year	534,676	172,013	96,139	24,670	11,974
Contract purchase payments	209	—	—	147	—
Net transfers(1)	(16,865)	(6,219)	2,280	(1,237)	(425)
Contract terminations:
Surrender benefits and contract charges	(56,814)	(35,261)	(3,994)	(832)	(829)
Death benefits	(882)	(408)	(529)	—	—

Units outstanding at end of year	460,324	130,125	93,896	22,748	10,720

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Core Quan,	Marsico Gro,	Marsico Intl Opp,	Mid Cap Val Opp,	S&P 500,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(6,573)	$(285)	$(4)	$(81)	$(13,629)
Net realized gain (loss) on sales of investments	22,265	1,985	10	5	28,015
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	49,081	3,103	443	961	121,643

Net increase (decrease) in net assets resulting from operations	64,773	4,803	449	885	136,029

Contract transactions

Contract purchase payments	1,199	100	—	—	1,212
Net transfers(1)	(151,036)	1,790	(12)	(4)	(13,473)
Contract terminations:
Surrender benefits and contract charges	(48,240)	(1,373)	—	—	(96,480)
Death benefits	(10,058)	(851)	—	—	(13,211)

Increase (decrease) from contract transactions	(208,135)	(334)	(12)	(4)	(121,952)

Net assets at beginning of year	562,210	44,469	2,764	5,261	992,184

Net assets at end of year	$418,848	$48,938	$3,201	$6,142	$1,006,261

Accumulation unit activity

Units outstanding at beginning of year	538,090	44,943	2,727	5,099	649,756
Contract purchase payments	955	—	—	—	719
Net transfers(1)	(130,642)	1,698	—	—	(7,886)
Contract terminations:
Surrender benefits and contract charges	(42,510)	(1,268)	—	—	(56,199)
Death benefits	(9,086)	(779)	—	—	(7,716)

Units outstanding at end of year	356,807	44,594	2,727	5,099	578,674

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  33

Statements of Changes in Net Assets

	Col VP	Col VP	CS	Drey VIF	Drey VIF
	Sm Cap Val,	US Govt Mtge,	Commodity	Intl Eq,	Intl Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Return	Serv	Serv

Operations

Investment income (loss) — net	$(397)	$(4,348)	$(57)	$(6)	$22
Net realized gain (loss) on sales of investments	201	3,087	(7)	(2)	(7)
Distributions from capital gains	1,820	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,904	3,487	(69)	234	119

Net increase (decrease) in net assets resulting from operations	3,528	2,226	(133)	226	134

Contract transactions

Contract purchase payments	75	1,212	—	—	—
Net transfers(1)	2,037	10,567	(2)	(10)	(11)
Contract terminations:
Surrender benefits and contract charges	(837)	(104,511)	(4)	—	—
Death benefits	(417)	(9,807)	—	—	—

Increase (decrease) from contract transactions	858	(102,539)	(6)	(10)	(11)

Net assets at beginning of year	36,656	1,010,028	3,642	1,025	1,153

Net assets at end of year	$41,042	$909,715	$3,503	$1,241	$1,276

Accumulation unit activity

Units outstanding at beginning of year	30,238	938,249	3,201	—	—
Contract purchase payments	—	1,104	—	—	—
Net transfers(1)	1,514	9,726	—	—	—
Contract terminations:
Surrender benefits and contract charges	(649)	(96,978)	(5)	—	—
Death benefits	(311)	(8,959)	—	—	—

Units outstanding at end of year	30,792	843,142	3,196	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-	Contrafund,	Invest Gr,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Rate Inc	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

Operations

Investment income (loss) — net	$2,452	$(19,132)	$8,725	$(21,482)	$1,426
Net realized gain (loss) on sales of investments	1,081	(36,491)	19,117	35,314	(22,611)
Distributions from capital gains	1,120	—	35,595	175,949	1,530
Net change in unrealized appreciation or depreciation of investments	362	1,138,060	(4,995)	85,961	106,682

Net increase (decrease) in net assets resulting from operations	5,015	1,082,437	58,442	275,742	87,027

Contract transactions

Contract purchase payments	650	13,248	404	2,606	1,892
Net transfers(1)	(962)	(207,861)	44,413	41,869	(54,992)
Contract terminations:
Surrender benefits and contract charges	(17,343)	(1,362,156)	(253,995)	(223,217)	(76,121)
Death benefits	(2,080)	(132,707)	(11,595)	(33,577)	(2,487)

Increase (decrease) from contract transactions	(19,735)	(1,689,476)	(220,773)	(212,319)	(131,708)

Net assets at beginning of year	93,275	7,728,308	1,400,828	2,133,291	509,137

Net assets at end of year	$78,555	$7,121,269	$1,238,497	$2,196,714	$464,456

Accumulation unit activity

Units outstanding at beginning of year	64,254	4,737,274	1,079,815	976,792	319,500
Contract purchase payments	—	6,521	301	997	940
Net transfers(1)	(857)	(113,755)	34,382	18,770	(31,005)
Contract terminations:
Surrender benefits and contract charges	(15,096)	(712,046)	(189,434)	(88,589)	(42,124)
Death benefits	(1,808)	(65,648)	(8,702)	(12,034)	(2,257)

Units outstanding at end of year	46,493	3,852,346	916,362	895,936	245,054

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  35

Statements of Changes in Net Assets

	FTVIPT	FTVIPT Temp	FTVIPT	GS VIT	GS VIT U.S.
	Frank Inc,	Global Bond,	Temp Gro,	Mid Cap Val,	Eq Insights,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Operations

Investment income (loss) — net	$295	$32,472	$18	$(2,832)	$13
Net realized gain (loss) on sales of investments	—	19,715	(1)	2,356	(1)
Distributions from capital gains	—	1,035	—	—	—
Net change in unrealized appreciation or depreciation of investments	332	26,692	240	157,915	141

Net increase (decrease) in net assets resulting from operations	627	79,914	257	157,439	153

Contract transactions

Contract purchase payments	—	303	—	556	—
Net transfers(1)	(11)	(20,832)	(11)	(95,115)	(12)
Contract terminations:
Surrender benefits and contract charges	(115)	(100,444)	—	(127,694)	—
Death benefits	—	(5,971)	—	(3,351)	—

Increase (decrease) from contract transactions	(126)	(126,944)	(11)	(225,604)	(12)

Net assets at beginning of year	5,788	634,899	1,275	1,004,590	1,108

Net assets at end of year	$6,289	$587,869	$1,521	$936,425	$1,249

Accumulation unit activity

Units outstanding at beginning of year	3,988	385,333	—	799,999	—
Contract purchase payments	—	171	—	395	—
Net transfers(1)	—	(11,535)	—	(68,614)	—
Contract terminations:
Surrender benefits and contract charges	(87)	(56,000)	—	(90,209)	—
Death benefits	—	(3,445)	—	(2,499)	—

Units outstanding at end of year	3,901	314,524	—	639,072	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Comstock,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Period ended Dec. 31, 2012 (continued)	Ser II(2)	Ser II	Ser II	Ser II	Ser II(2)

Operations

Investment income (loss) — net	$(22)	$2,230	$(95)	$(7)	$(494)
Net realized gain (loss) on sales of investments	(1)	18,689	4,549	355	(47)
Distributions from capital gains	—	—	—	—	19
Net change in unrealized appreciation or depreciation of investments	(35)	440,323	(2,873)	5,106	(1,109)

Net increase (decrease) in net assets resulting from operations	(58)	461,242	1,581	5,454	(1,631)

Contract transactions

Contract purchase payments	2,550	1,616	100	125	1,200
Net transfers(1)	(5)	(316,335)	(11)	1,863	63,790
Contract terminations:
Surrender benefits and contract charges	—	(419,654)	(11,722)	(788)	(345)
Death benefits	—	(7,933)	—	(430)	—

Increase (decrease) from contract transactions	2,545	(742,306)	(11,633)	770	64,645

Net assets at beginning of year	—	2,871,607	11,652	39,922	—

Net assets at end of year	$2,487	$2,590,543	$1,600	$46,146	$63,014

Accumulation unit activity

Units outstanding at beginning of year	—	2,783,002	10,671	46,588	—
Contract purchase payments	—	1,397	—	—	—
Net transfers(1)	—	(276,335)	—	2,024	63,789
Contract terminations:
Surrender benefits and contract charges	—	(359,073)	(10,671)	(892)	(368)
Death benefits	—	(7,354)	—	(469)	—

Units outstanding at end of year	—	2,141,637	—	47,251	63,421

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  37

Statements of Changes in Net Assets

	Janus	MFS	MFS	MS UIF	MS UIF
	Aspen Janus,	Total Return,	Utilities,	Global Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2012 (continued)	Serv	Serv Cl	Serv Cl	Cl II	Cl II

Operations

Investment income (loss) — net	$(387)	$17,798	$5,927	$(535)	$(18)
Net realized gain (loss) on sales of investments	932	4,764	14,876	82	(1)
Distributions from capital gains	727	—	—	—	203
Net change in unrealized appreciation or depreciation of investments	5,148	148,868	(6,930)	12,059	(67)

Net increase (decrease) in net assets resulting from operations	6,420	171,430	13,873	11,606	117

Contract transactions

Contract purchase payments	100	3,939	125	75	—
Net transfers(1)	165	16,206	(11,228)	(762)	(5)
Contract terminations:
Surrender benefits and contract charges	(1,259)	(552,177)	(41,747)	(115)	—
Death benefits	(861)	(4,570)	—	—	—

Increase (decrease) from contract transactions	(1,855)	(536,602)	(52,850)	(802)	(5)

Net assets at beginning of year	39,064	2,020,126	148,437	42,112	1,620

Net assets at end of year	$43,629	$1,654,954	$109,460	$52,916	$1,732

Accumulation unit activity

Units outstanding at beginning of year	42,887	1,421,368	56,331	59,599	—
Contract purchase payments	—	2,602	—	—	—
Net transfers(1)	140	10,594	(3,625)	(968)	—
Contract terminations:
Surrender benefits and contract charges	(1,267)	(367,507)	(15,275)	(147)	—
Death benefits	(839)	(3,049)	—	—	—

Units outstanding at end of year	40,921	1,064,008	37,431	58,484	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Oppen Cap	Oppen	Oppen Global	Oppen Main St	PIMCO VIT
	Appr VA,	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,
Year ended Dec. 31, 2012 (continued)	Serv	Serv	Srv	Serv	Advisor Cl

Operations

Investment income (loss) — net	$(25,967)	$2,563	$137,451	$(13,354)	$3,617
Net realized gain (loss) on sales of investments	119,978	4,967	58,462	51,504	(128)
Distributions from capital gains	—	—	34,832	—	—
Net change in unrealized appreciation or depreciation of investments	252,721	65,259	130,886	164,924	9,323

Net increase (decrease) in net assets resulting from operations	346,732	72,789	361,631	203,074	12,812

Contract transactions

Contract purchase payments	2,386	100	4,599	2,256	—
Net transfers(1)	(168,277)	(31,631)	37,012	(59,624)	827
Contract terminations:
Surrender benefits and contract charges	(347,719)	(2,478)	(515,251)	(117,776)	(2,527)
Death benefits	(7,683)	—	(70,283)	(15,853)	(2,566)

Increase (decrease) from contract transactions	(521,293)	(34,009)	(543,923)	(190,997)	(4,266)

Net assets at beginning of year	2,829,007	377,719	3,399,575	1,305,372	99,070

Net assets at end of year	$2,654,446	$416,499	$3,217,283	$1,317,449	$107,616

Accumulation unit activity

Units outstanding at beginning of year	2,156,108	189,982	2,286,456	708,885	85,665
Contract purchase payments	1,586	—	2,803	941	—
Net transfers(1)	(108,420)	(13,304)	19,993	(25,169)	660
Contract terminations:
Surrender benefits and contract charges	(232,152)	(638)	(333,348)	(50,910)	(2,071)
Death benefits	(5,784)	—	(43,949)	(6,865)	(2,006)

Units outstanding at end of year	1,811,338	176,040	1,931,955	626,882	82,248

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  39

Statements of Changes in Net Assets

	VP	VP	VP BR Gl	VP	VP
	Aggr,	Aggr,	Infl Prot Sec,	Conserv,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 3	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(6,411)	$(123,183)	$6,545	$(8,815)	$(52,874)
Net realized gain (loss) on sales of investments	699	279,937	343	9,009	68,707
Distributions from capital gains	—	—	2,683	—	—
Net change in unrealized appreciation or depreciation of investments	55,906	922,838	(357)	42,737	212,284

Net increase (decrease) in net assets resulting from operations	50,194	1,079,592	9,214	42,931	228,117

Contract transactions

Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	(609,032)	7,405	1,459,525	310,602
Contract terminations:
Surrender benefits and contract charges	(4,986)	(1,007,977)	(17,570)	(1,097,659)	(312,717)
Death benefits	—	—	(3,282)	—	(318,463)

Increase (decrease) from contract transactions	(4,986)	(1,617,009)	(13,447)	361,866	(320,578)

Net assets at beginning of year	415,574	9,441,426	214,853	477,225	4,148,482

Net assets at end of year	$460,782	$8,904,009	$210,620	$882,022	$4,056,021

Accumulation unit activity

Units outstanding at beginning of year	385,600	8,804,073	165,060	448,355	3,907,725
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	(524,470)	5,938	1,332,571	279,255
Contract terminations:
Surrender benefits and contract charges	(4,206)	(882,773)	(13,469)	(998,221)	(286,972)
Death benefits	—	—	(2,521)	—	(293,305)

Units outstanding at end of year	381,394	7,396,830	155,008	782,705	3,606,703

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Mod,	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(97,734)	$(390,960)	$(71,138)	$(319,343)	$(29,030)
Net realized gain (loss) on sales of investments	26,851	560,870	24,353	422,779	23,253
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	627,261	2,401,264	496,342	2,241,266	142,619

Net increase (decrease) in net assets resulting from operations	556,378	2,571,174	449,557	2,344,702	136,842

Contract transactions

Contract purchase payments	35,046	44,028	20,200	18,120	10
Net transfers(1)	115,679	291,326	(143,127)	(383,744)	27,440
Contract terminations:
Surrender benefits and contract charges	(228,014)	(2,749,898)	(106,730)	(1,899,786)	(78,221)
Death benefits	—	(385,102)	—	(102,594)	—

Increase (decrease) from contract transactions	(77,289)	(2,799,646)	(229,657)	(2,368,004)	(50,771)

Net assets at beginning of year	6,101,114	28,315,288	4,309,434	22,723,993	1,946,482

Net assets at end of year	$6,580,203	$28,086,816	$4,529,334	$22,700,691	$2,032,553

Accumulation unit activity

Units outstanding at beginning of year	5,663,073	26,223,439	4,000,063	21,051,197	1,814,193
Contract purchase payments	31,170	38,315	17,349	15,691	—
Net transfers(1)	97,779	252,086	(120,647)	(329,579)	24,571
Contract terminations:
Surrender benefits and contract charges	(200,515)	(2,392,476)	(92,271)	(1,648,722)	(70,241)
Death benefits	—	(347,679)	—	(92,111)	—

Units outstanding at end of year	5,591,507	23,773,685	3,804,494	18,996,476	1,768,523

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  41

Statements of Changes in Net Assets

	VP Mod	VP Ptnrs	VP Sit	VP Vty
	Conserv,	Sm Cap Val,	Divd Gro,	Estb Val,	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 3	Cl 3	Cl 3	Intl

Operations

Investment income (loss) — net	$(48,844)	$(16,357)	$(1,211)	$(611)	$(2,280)
Net realized gain (loss) on sales of investments	76,907	41,204	831	5	2,930
Distributions from capital gains	—	—	—	—	98,599
Net change in unrealized appreciation or depreciation of investments	210,751	112,848	7,039	5,914	101,507

Net increase (decrease) in net assets resulting from operations	238,814	137,695	6,659	5,308	200,756

Contract transactions

Contract purchase payments	8,299	828	10	—	636
Net transfers(1)	148,872	(96,166)	1,622	(6)	(96,994)
Contract terminations:
Surrender benefits and contract charges	(445,327)	(200,568)	(1,296)	—	(157,385)
Death benefits	(92,935)	(4,578)	(839)	—	(3,144)

Increase (decrease) from contract transactions	(381,091)	(300,484)	(503)	(6)	(256,887)

Net assets at beginning of year	3,373,474	1,254,952	74,880	34,973	1,060,685

Net assets at end of year	$3,231,197	$1,092,163	$81,036	$40,275	$1,004,554

Accumulation unit activity

Units outstanding at beginning of year	3,143,804	780,497	91,760	30,183	641,327
Contract purchase payments	7,346	477	—	—	335
Net transfers(1)	132,900	(45,509)	1,772	—	(49,630)
Contract terminations:
Surrender benefits and contract charges	(395,388)	(101,407)	(1,478)	—	(82,798)
Death benefits	(80,533)	(3,319)	(937)	—	(1,815)

Units outstanding at end of year	2,808,129	630,739	91,117	30,183	507,419

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statement of Changes in Net Assets

Wanger
Year ended Dec. 31, 2012 (continued)	USA

Operations

Investment income (loss) — net	$(7,103)
Net realized gain (loss) on sales of investments	12,085
Distributions from capital gains	32,111
Net change in unrealized appreciation or depreciation of investments	79,593

Net increase (decrease) in net assets resulting from operations	116,686

Contract transactions

Contract purchase payments	374
Net transfers(1)	(56,901)
Contract terminations:
Surrender benefits and contract charges	(102,811)
Death benefits	(2,028)

Increase (decrease) from contract transactions	(161,366)

Net assets at beginning of year	668,445

Net assets at end of year	$623,765

Accumulation unit activity

Units outstanding at beginning of year	546,542
Contract purchase payments	265
Net transfers(1)	(40,597)
Contract terminations:
Surrender benefits and contract charges	(73,866)
Death benefits	(1,530)

Units outstanding at end of year	430,814

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  43

Notes to Financial Statements

1.	ORGANIZATION
RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® FlexChoice Select Variable Annuity (FlexChoice Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through FlexChoice Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under FlexChoice Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through FlexChoice Select.

Division	Fund

AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv	Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income Securities Fund – Class 2)
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond Securities Fund – Class 2)
FTVIPT Temp Gro, Cl 2	FTVIPT Templeton Growth VIP Fund – Class 2 (previously FTVIPT Templeton Growth Securities Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares

44  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Division	Fund

Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
Oppen Cap Appr VA, Serv	Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares(2)
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.
(2)	Oppenheimer High Income Fund/VA, Service Shares merged into Oppenheimer Global Strategic Income Fund/VA, Service Shares on Oct. 26, 2012.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2013.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  45

on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2014. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
For FlexChoice Select contracts, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis to a range from 1.55% to 1.90% of the average daily net assets of each subaccount depending on the contract and death benefit option selected.

For FlexChoice Select contracts, RiverSource Life of NY also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by RiverSource Life of NY such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. The financial statements include other subaccounts that are not offered through FlexChoice Select contracts.

4.	CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $40 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. This charge may be waived based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.	WITHDRAWAL CHARGES
RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

46  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2013 were as follows:

Division	Purchases

AB VPS Global Thematic Gro, Cl B	$25
AB VPS Gro & Inc, Cl B	1,623
AB VPS Intl Val, Cl B	114,241
AC VP Mid Cap Val, Cl II	112
AC VP Ultra, Cl II	106,674
AC VP Val, Cl II	1,090
CB Var Sm Cap Gro, Cl I	153
Col VP Cash Mgmt, Cl 3	1,523,598
Col VP Div Bond, Cl 3	135,811
Col VP Divd Opp, Cl 3	69,556
Col VP Emer Mkts, Cl 3	146,056
Col VP Hi Yield Bond, Cl 3	35,617
Col VP Inc Opp, Cl 2	374,029
Col VP Inc Opp, Cl 3	43,078
Col VP Intl Opp, Cl 3	583
Col VP Lg Cap Gro, Cl 3	—
Col VP Lg Core Quan, Cl 3	19,783
Col VP Man Vol Conserv, Cl 2	170
Col VP Man Vol Conserv Gro, Cl 2	81,038
Col VP Man Vol Gro, Cl 2	152,957
Col VP Man Vol Mod Gro, Cl 2	2,627,673
Col VP Marsico Gro, Cl 1	296
Col VP Marsico Intl Opp, Cl 2	16
Col VP Mid Cap Val Opp, Cl 3	14
Col VP S&P 500, Cl 3	451
Col VP Sm Cap Val, Cl 2	1,402
Col VP US Govt Mtge, Cl 3	26,254
CS Commodity Return	125
Drey VIF Intl Eq, Serv	34
Drey VIF Intl Val, Serv	24
EV VT Floating-Rate Inc	6,539
Fid VIP Contrafund, Serv Cl 2	170,468
Fid VIP Invest Gr, Serv Cl 2	231,698
Fid VIP Mid Cap, Serv Cl 2	258,912
Fid VIP Overseas, Serv Cl 2	10,865
FTVIPT Frank Inc, Cl 2	424
FTVIPT Temp Global Bond, Cl 2	102,339
FTVIPT Temp Gro, Cl 2	47
GS VIT Mid Cap Val, Inst	84,919
GS VIT U.S. Eq Insights, Inst	20
Invesco VI Am Fran, Ser II	11
Invesco VI Comstock, Ser II	122,840
Invesco VI Global Hlth, Ser II	14
Invesco VI Intl Gro, Ser II	6,128
Invesco VI Mid Cap Gro, Ser II	214
Janus Aspen Janus, Serv	544
MFS Total Return, Serv Cl	66,705
MFS Utilities, Serv Cl	5,319
MS UIF Global Real Est, Cl II	2,556
MS UIF Mid Cap Gro, Cl II	51
Oppen Cap Appr VA, Serv	52,593
Oppen Global VA, Serv	4,693
Oppen Global Strategic Inc VA, Srv	334,090
Oppen Main St Sm Cap VA, Serv	30,108
PIMCO VIT All Asset, Advisor Cl	6,865
VP Aggr, Cl 2	—
VP Aggr, Cl 4	1
VP BR Gl Infl Prot Sec, Cl 3	28,366
VP Conserv, Cl 2	313,176
VP Conserv, Cl 4	596,066
VP Mod, Cl 2	162,996
VP Mod, Cl 4	816,810
VP Mod Aggr, Cl 2	540,612
VP Mod Aggr, Cl 4	282,578
VP Mod Conserv, Cl 2	353,322
VP Mod Conserv, Cl 4	479,948
VP Ptnrs Sm Cap Val, Cl 3	22,328
VP Sit Divd Gro, Cl 3	127
VP Vty Estb Val, Cl 3	—
Wanger Intl	152,732
Wanger USA	67,730

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  47

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2013:

	AB VPS Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Mid Cap Val,	Ultra,
Subaccount	Cl B	Cl B	Cl B	Cl II	Cl II

1.00%	$1.84	$2.38	$1.30	$1.72	$1.86
1.05%	1.10	1.53	0.90	1.48	1.66
1.10%	1.82	2.35	—	—	—
1.15%	1.10	1.61	1.17	1.47	1.58
1.20%	1.09	1.52	0.89	1.46	1.64
1.25%	1.79	2.32	0.89	1.46	1.63
1.30%	1.78	2.30	1.15	1.45	1.56
1.35%	1.77	2.31	1.15	1.45	1.55
1.40%	1.76	2.30	0.88	1.44	1.61
1.45%	1.29	1.87	1.28	1.69	1.83
1.50%	1.07	1.56	1.13	1.43	1.53
1.55%	1.73	2.24	1.13	1.43	1.52
1.65%	1.71	2.22	—	—	—
1.70%	1.06	1.53	1.11	1.41	1.50
1.80%	0.90	1.17	0.63	1.43	1.33
1.90%	0.90	1.17	0.62	1.42	1.32
1.95%	1.27	1.84	1.26	1.66	1.80
2.00%	0.89	1.16	0.62	1.41	1.31
2.05%	1.27	1.83	1.26	1.66	1.79

	AC VP	CB Var	Col VP	Col VP	Col VP
	Val,	Sm Cap Gro,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Cl II	Cl I	Cl 3	Cl 3	Cl 3

1.00%	$1.71	$2.24	$1.04	$1.39	$2.91
1.05%	1.53	1.83	1.02	1.33	1.38
1.10%	—	—	1.03	1.38	2.88
1.15%	1.65	1.82	1.04	1.32	1.69
1.20%	1.51	1.81	1.00	1.31	1.36
1.25%	1.51	1.81	1.02	1.35	2.83
1.30%	1.63	1.80	1.01	1.35	2.81
1.35%	1.62	1.80	1.00	1.34	2.80
1.40%	1.49	1.79	1.07	1.53	2.78
1.45%	1.68	2.20	0.95	1.09	1.59
1.50%	1.60	1.78	1.01	1.28	1.64
1.55%	1.60	1.77	0.98	1.31	2.74
1.65%	—	—	0.97	1.30	2.71
1.70%	1.57	1.75	0.99	1.26	1.61
1.80%	1.22	1.67	0.92	1.18	1.04
1.90%	1.21	1.66	0.92	1.17	1.04
1.95%	1.66	2.16	0.94	1.07	1.56
2.00%	1.21	1.65	0.91	1.17	1.03
2.05%	1.65	2.16	0.93	1.07	1.55

48  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 3	Cl 3	Cl 2	Cl 3	Cl 3

1.00%	$1.11	$1.36	$0.90	$1.33	$1.46
1.05%	1.56	1.72	0.90	1.70	1.35
1.10%	—	—	—	—	—
1.15%	2.18	1.82	0.90	1.74	1.66
1.20%	1.54	1.71	0.90	1.68	1.33
1.25%	1.53	1.70	0.90	1.67	1.33
1.30%	2.15	1.79	0.90	1.72	1.64
1.35%	2.14	1.79	0.89	1.71	1.63
1.40%	1.52	1.68	0.89	1.65	1.50
1.45%	1.09	1.34	0.89	1.31	1.44
1.50%	2.11	1.76	0.89	1.68	1.61
1.55%	2.10	1.75	0.89	1.68	1.60
1.65%	—	—	—	—	—
1.70%	2.07	1.73	0.89	1.65	1.58
1.80%	0.85	1.49	0.89	1.48	0.97
1.90%	0.84	1.48	0.89	1.47	0.97
1.95%	1.07	1.32	0.89	1.29	1.41
2.00%	0.84	1.48	0.89	1.46	0.96
2.05%	1.07	1.31	0.89	1.28	1.41

	Col VP	Col VP	Col VP Man	Col VP Man	Col VP Man
	Lg Cap Gro,	Lg Core Quan,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,
Subaccount	Cl 3	Cl 3	Cl 2	Cl 2	Cl 2

1.00%	$2.06	$1.40	$1.00	$1.01	$1.03
1.05%	1.45	1.47	1.00	1.01	1.03
1.10%	2.04	1.39	—	—	—
1.15%	1.57	1.58	1.00	1.01	1.03
1.20%	1.43	1.46	1.00	1.01	1.03
1.25%	2.01	1.38	1.00	1.01	1.03
1.30%	2.00	1.56	1.00	1.01	1.03
1.35%	1.99	1.55	1.00	1.01	1.03
1.40%	1.98	1.52	1.00	1.01	1.03
1.45%	1.75	1.85	1.00	1.01	1.03
1.50%	1.52	1.53	1.00	1.01	1.03
1.55%	1.94	1.52	1.00	1.01	1.03
1.65%	1.92	1.33	—	—	—
1.70%	1.49	1.50	1.00	1.01	1.03
1.80%	1.14	1.15	1.00	1.01	1.03
1.90%	1.14	1.14	1.00	1.01	1.03
1.95%	1.72	1.82	1.00	1.01	1.03
2.00%	1.13	1.13	1.00	1.01	1.03
2.05%	1.71	1.81	1.00	1.01	1.03

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  49

	Col VP Man	Col VP	Col VP	Col VP	Col VP
	Vol Mod Gro,	Marsico Gro,	Marsico Intl Opp,	Mid Cap Val Opp,	S&P 500,
Subaccount	Cl 2	Cl 1	Cl 2	Cl 3	Cl 3

1.00%	$1.02	$1.78	$1.41	$1.83	$2.36
1.05%	1.02	1.46	1.03	1.33	1.56
1.10%	—	—	—	—	2.34
1.15%	1.02	1.45	1.02	1.32	1.64
1.20%	1.02	1.45	1.02	1.31	1.54
1.25%	1.02	1.44	1.01	1.31	2.30
1.30%	1.02	1.44	1.01	1.31	2.29
1.35%	1.02	1.43	1.01	1.30	2.28
1.40%	1.02	1.43	1.00	1.30	2.26
1.45%	1.02	1.76	1.38	1.80	1.74
1.50%	1.02	1.42	1.00	1.29	1.59
1.55%	1.02	1.41	0.99	1.28	2.23
1.65%	—	—	—	—	2.20
1.70%	1.02	1.40	0.98	1.27	1.56
1.80%	1.02	1.25	0.87	1.22	1.21
1.90%	1.02	1.24	0.86	1.22	1.21
1.95%	1.02	1.73	1.36	1.77	1.71
2.00%	1.02	1.23	0.86	1.21	1.20
2.05%	1.02	1.72	1.36	1.77	1.70

	Col VP	Col VP	CS	Drey VIF	Drey VIF
	Sm Cap Val,	US Govt Mtge,	Commodity	Intl Eq,	Intl Val,
Subaccount	Cl 2	Cl 3	Return	Serv	Serv

1.00%	$1.72	$1.08	$0.94	$1.42	$1.24
1.05%	1.62	1.08	0.73	1.00	1.07
1.10%	—	1.07	—	—	—
1.15%	1.86	1.08	0.73	0.99	1.28
1.20%	1.60	1.06	0.73	0.99	1.06
1.25%	1.59	1.05	0.73	0.98	1.05
1.30%	1.83	1.04	0.72	0.98	1.26
1.35%	1.82	1.04	0.72	0.98	1.26
1.40%	1.58	1.03	0.72	0.97	1.04
1.45%	1.69	0.97	0.93	1.40	1.22
1.50%	1.80	1.04	0.71	0.97	1.24
1.55%	1.79	1.02	0.71	0.96	1.24
1.65%	—	1.00	—	—	—
1.70%	1.77	1.02	0.70	0.95	1.22
1.80%	1.36	0.97	0.67	0.89	0.83
1.90%	1.35	0.96	0.66	0.88	0.83
1.95%	1.66	0.95	0.91	1.37	1.20
2.00%	1.34	0.96	0.66	0.87	0.82
2.05%	1.66	0.95	0.91	1.37	1.20

50  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-	Contrafund,	Invest Gr,	Mid Cap,	Overseas,
Subaccount	Rate Inc	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

1.00%	$1.16	$2.84	$1.09	$3.85	$2.73
1.05%	1.22	1.61	1.34	1.76	1.31
1.10%	—	2.81	—	3.81	2.70
1.15%	1.21	1.91	1.33	2.19	1.60
1.20%	1.20	1.60	1.32	1.74	1.29
1.25%	1.20	2.77	1.32	3.75	2.66
1.30%	1.19	2.75	1.31	3.72	2.64
1.35%	1.19	2.74	1.30	3.70	2.63
1.40%	1.19	2.72	1.31	3.69	2.62
1.45%	1.14	1.70	1.07	1.65	1.52
1.50%	1.18	1.85	1.29	2.12	1.55
1.55%	1.17	2.68	1.28	3.63	2.57
1.65%	—	2.65	—	3.59	2.55
1.70%	1.16	1.81	1.26	2.08	1.53
1.80%	1.17	1.21	1.21	1.32	0.93
1.90%	1.16	1.20	1.20	1.31	0.92
1.95%	1.12	1.67	1.05	1.62	1.49
2.00%	1.15	1.19	1.19	1.30	0.92
2.05%	1.12	1.67	1.05	1.61	1.49

	FTVIPT	FTVIPT Temp	FTVIPT	GS VIT	GS VIT U.S.
	Frank Inc,	Global Bond,	Temp Gro,	Mid Cap Val,	Eq Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

1.00%	$1.39	$1.21	$1.65	$1.78	$1.87
1.05%	1.53	1.84	1.34	1.68	1.25
1.10%	—	—	—	—	—
1.15%	1.64	1.91	1.53	1.97	1.24
1.20%	1.51	1.82	1.32	1.67	1.23
1.25%	1.50	1.82	1.32	1.66	1.23
1.30%	1.62	1.89	1.51	1.94	1.23
1.35%	1.61	1.88	1.50	1.93	1.22
1.40%	1.49	1.80	1.30	1.64	1.22
1.45%	1.37	1.19	1.62	1.76	1.84
1.50%	1.59	1.85	1.48	1.91	1.21
1.55%	1.58	1.85	1.47	1.90	1.21
1.65%	—	—	—	—	—
1.70%	1.56	1.82	1.45	1.87	1.19
1.80%	1.24	1.51	1.04	1.34	1.20
1.90%	1.23	1.50	1.04	1.33	1.19
1.95%	1.35	1.17	1.60	1.73	1.81
2.00%	1.22	1.50	1.03	1.32	1.18
2.05%	1.34	1.17	1.59	1.72	1.80

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  51

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Comstock,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Subaccount	Ser II	Ser II	Ser II	Ser II	Ser II

1.00%	$1.34	$1.81	$1.90	$1.44	$1.32
1.05%	1.34	1.54	1.62	1.13	1.32
1.10%	—	—	—	—	1.32
1.15%	1.33	1.65	1.61	1.12	1.32
1.20%	1.33	1.52	1.60	1.12	1.32
1.25%	1.33	1.52	1.60	1.11	1.31
1.30%	1.33	1.63	1.59	1.11	1.31
1.35%	1.33	1.62	1.59	1.11	1.31
1.40%	1.33	1.50	1.58	1.10	1.31
1.45%	1.33	1.78	1.87	1.42	1.31
1.50%	1.33	1.60	1.57	1.09	1.31
1.55%	1.33	1.59	1.57	1.09	1.31
1.65%	—	—	—	—	1.31
1.70%	1.32	1.57	1.55	1.08	1.30
1.80%	1.32	1.27	1.53	1.01	1.30
1.90%	1.32	1.26	1.52	1.00	1.30
1.95%	1.32	1.75	1.83	1.39	1.30
2.00%	1.32	1.25	1.51	0.99	1.30
2.05%	1.31	1.74	1.83	1.39	1.30

	Janus	MFS	MFS	MS UIF	MS UIF
	Aspen Janus,	Total Return,	Utilities,	Global Real Est,	Mid Cap Gro,
Subaccount	Serv	Serv Cl	Serv Cl	Cl II	Cl II

1.00%	$1.65	$1.89	$4.15	$1.41	$1.69
1.05%	1.35	1.43	1.99	0.92	1.62
1.10%	—	1.87	4.11	—	—
1.15%	1.34	1.47	2.53	0.92	1.61
1.20%	1.33	1.42	1.96	0.91	1.61
1.25%	1.33	1.84	4.04	0.91	1.60
1.30%	1.33	1.83	4.02	0.91	1.59
1.35%	1.32	1.82	4.00	0.90	1.59
1.40%	1.32	1.81	3.98	0.90	1.58
1.45%	1.63	1.40	1.62	1.39	1.67
1.50%	1.30	1.43	2.45	0.89	1.57
1.55%	1.30	1.78	3.91	0.89	1.57
1.65%	—	1.76	3.87	—	—
1.70%	1.29	1.40	2.41	0.88	1.55
1.80%	1.21	1.18	1.27	0.91	1.36
1.90%	1.20	1.17	1.26	0.90	1.35
1.95%	1.60	1.38	1.60	1.36	1.64
2.00%	1.19	1.17	1.26	0.90	1.35
2.05%	1.59	1.37	1.59	1.36	1.63

52  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Oppen Cap	Oppen	Oppen Global	Oppen Main St	PIMCO VIT
	Appr VA,	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,
Subaccount	Serv	Serv	Srv	Serv	Advisor Cl

1.00%	$2.10	$3.19	$1.76	$3.46	$1.21
1.05%	1.44	1.56	1.44	1.71	1.32
1.10%	2.07	3.16	1.74	3.42	—
1.15%	1.47	1.85	1.46	1.97	1.31
1.20%	1.42	1.54	1.42	1.69	1.30
1.25%	2.04	3.11	1.71	3.37	1.30
1.30%	2.03	3.09	1.70	3.35	1.29
1.35%	2.02	3.08	1.70	3.33	1.29
1.40%	2.01	3.06	1.69	3.31	1.29
1.45%	1.65	1.59	1.16	1.89	1.19
1.50%	1.42	1.79	1.42	1.91	1.28
1.55%	1.98	3.01	1.66	3.26	1.27
1.65%	1.96	2.98	1.64	3.23	—
1.70%	1.40	1.76	1.39	1.88	1.26
1.80%	1.08	1.15	1.21	1.43	1.22
1.90%	1.07	1.15	1.20	1.42	1.22
1.95%	1.63	1.57	1.14	1.86	1.17
2.00%	1.06	1.14	1.20	1.41	1.21
2.05%	1.62	1.56	1.14	1.85	1.16

	VP	VP	VP BR Gl	VP	VP
	Aggr,	Aggr,	Infl Prot Sec,	Conserv,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 3	Cl 2	Cl 4

1.00%	$1.51	$1.51	$1.09	$1.16	$1.16
1.05%	1.44	1.45	1.26	1.16	1.16
1.10%	—	—	—	—	—
1.15%	1.44	1.44	1.25	1.15	1.15
1.20%	1.44	1.44	1.24	1.15	1.15
1.25%	1.43	1.44	1.24	1.15	1.15
1.30%	1.43	1.43	1.24	1.15	1.14
1.35%	1.43	1.43	1.23	1.14	1.14
1.40%	1.43	1.43	1.22	1.14	1.14
1.45%	1.48	1.48	1.07	1.15	1.15
1.50%	1.42	1.42	1.22	1.14	1.14
1.55%	1.42	1.42	1.22	1.14	1.13
1.65%	—	—	—	—	—
1.70%	1.41	1.41	1.20	1.13	1.13
1.80%	1.41	1.41	1.14	1.12	1.12
1.90%	1.40	1.40	1.13	1.12	1.12
1.95%	1.46	1.46	1.05	1.13	1.13
2.00%	1.39	1.40	1.12	1.12	1.12
2.05%	1.45	1.45	1.05	1.12	1.12

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  53

	VP	VP	VP	VP	VP
	Mod,	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

1.00%	$1.33	$1.33	$1.42	$1.42	$1.24
1.05%	1.31	1.31	1.38	1.38	1.23
1.10%	—	—	—	—	—
1.15%	1.31	1.31	1.38	1.38	1.22
1.20%	1.30	1.31	1.37	1.38	1.22
1.25%	1.30	1.30	1.37	1.37	1.22
1.30%	1.30	1.30	1.37	1.37	1.22
1.35%	1.30	1.30	1.37	1.37	1.22
1.40%	1.29	1.30	1.36	1.37	1.21
1.45%	1.31	1.31	1.39	1.40	1.22
1.50%	1.29	1.29	1.36	1.36	1.21
1.55%	1.29	1.29	1.36	1.36	1.21
1.65%	—	—	—	—	—
1.70%	1.28	1.28	1.35	1.35	1.20
1.80%	1.28	1.28	1.34	1.35	1.20
1.90%	1.27	1.27	1.34	1.34	1.19
1.95%	1.29	1.29	1.37	1.37	1.20
2.00%	1.27	1.27	1.33	1.34	1.19
2.05%	1.28	1.29	1.37	1.37	1.20

	VP Mod	VP Ptnrs Sm	VP Sit	VP Vty
	Conserv,	Cap Val,	Divd Gro,	Estb Val,	Wanger
Subaccount	Cl 4	Cl 3	Cl 3	Cl 3	Intl

1.00%	$1.24	$3.35	$1.55	$1.78	$1.50
1.05%	1.23	1.69	1.15	1.70	1.72
1.10%	—	3.31	—	—	—
1.15%	1.23	1.95	1.14	1.82	2.45
1.20%	1.23	1.67	1.14	1.68	1.70
1.25%	1.22	3.26	1.13	1.67	1.69
1.30%	1.22	3.24	1.13	1.79	2.42
1.35%	1.22	3.22	1.13	1.79	2.41
1.40%	1.22	3.21	1.12	1.66	1.67
1.45%	1.22	1.72	1.53	1.75	1.48
1.50%	1.21	1.89	1.12	1.76	2.38
1.55%	1.21	3.15	1.11	1.75	2.37
1.65%	—	3.12	—	—	—
1.70%	1.20	1.85	1.10	1.73	2.33
1.80%	1.20	1.42	1.08	1.34	1.13
1.90%	1.19	1.41	1.07	1.33	1.12
1.95%	1.20	1.69	1.50	1.72	1.45
2.00%	1.19	1.40	1.07	1.32	1.11
2.05%	1.20	1.69	1.49	1.71	1.45

54  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Wanger
Subaccount	USA

1.00%	$1.94
1.05%	1.73
1.10%	—
1.15%	1.94
1.20%	1.71
1.25%	1.71
1.30%	1.92
1.35%	1.91
1.40%	1.69
1.45%	1.91
1.50%	1.88
1.55%	1.87
1.65%	—
1.70%	1.85
1.80%	1.42
1.90%	1.41
1.95%	1.87
2.00%	1.40
2.05%	1.87

The following is a summary of units outstanding at Dec. 31, 2013:

	AB VPS Global	AB VPS	AB VPS	AC VP Mid	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Cap Val,	Ultra,
Subaccount	Cl B	Cl B	Cl B	Cl II	Cl II

1.00%	6,560	955	—	—	—
1.05%	—	—	4,295	—	—
1.10%	34,945	36,543	—	—	—
1.15%	—	—	113,758	—	124,006
1.20%	—	—	—	—	—
1.25%	—	—	1,961	—	—
1.30%	—	—	100,571	—	84,174
1.35%	—	31,877	140,507	—	157,518
1.40%	845	5,946	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	336,641	—	351,713
1.55%	—	—	17,438	—	53,933
1.65%	28,144	—	—	—	—
1.70%	—	—	28,389	—	25,912
1.80%	—	—	—	2,079	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	70,494	75,321	743,560	2,079	797,256

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  55

	AC VP	CB Var	Col VP	Col VP	Col VP
	Val,	Sm Cap Gro,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Cl II	Cl I	Cl 3	Cl 3	Cl 3

1.00%	—	—	6,749	5,421	1,089
1.05%	—	—	336,527	5,661	7,483
1.10%	—	—	—	105,803	60,906
1.15%	—	—	11,047	41,596	146,444
1.20%	—	—	—	—	—
1.25%	—	—	1,678	103,043	2,975
1.30%	—	—	17,928	24,837	73,159
1.35%	—	—	44,676	130,923	117,815
1.40%	—	—	124,562	115,510	—
1.45%	—	—	—	—	—
1.50%	42,262	—	297,853	13,977	471,831
1.55%	—	—	1,047	—	7,136
1.65%	—	—	—	—	973
1.70%	—	—	744	6,365	46,473
1.80%	—	—	114,841	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	42,262	—	957,652	553,136	936,284

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 3	Cl 3	Cl 2	Cl 3	Cl 3

1.00%	—	—	—	—	—
1.05%	1,643	—	—	4,482	—
1.10%	—	—	—	—	—
1.15%	42,515	20,552	71,885	9,806	—
1.20%	69,913	3,265	—	—	—
1.25%	1,090	—	—	3,096	—
1.30%	54,044	19,424	80,440	9,919	—
1.35%	53,344	4,637	56,498	9,554	—
1.40%	—	—	—	—	21,693
1.45%	—	—	—	—	—
1.50%	131,446	22,833	77,214	4,847	—
1.55%	12,869	2,034	7,854	—	—
1.65%	—	—	—	—	—
1.70%	10,697	30,865	11,188	4,108	—
1.80%	—	—	—	—	—
1.90%	3,137	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	380,698	103,610	305,079	45,812	21,693

56  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Col VP	Col VP	Col VP Man	Col VP Man	Col VP Man
	Lg Cap Gro,	Lg Core Quan,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,
Subaccount	Cl 3	Cl 3	Cl 2	Cl 2	Cl 2

1.00%	—	—	—	—	—
1.05%	—	—	—	—	—
1.10%	10,149	—	—	—	—
1.15%	—	49,293	—	—	—
1.20%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	—	45,801	—	—	150,680
1.35%	—	71,169	—	79,824	—
1.40%	—	81,382	—	—	—
1.45%	—	—	—	—	—
1.50%	—	56,235	—	—	—
1.55%	—	3,237	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	10,149	307,117	—	79,824	150,680

	Col VP Man	Col VP	Col VP	Col VP Mid	Col VP
	Vol Mod Gro,	Marsico Gro,	Marsico Intl Opp,	Cap Val Opp,	S&P 500,
Subaccount	Cl 2	Cl 1	Cl 2	Cl 3	Cl 3

1.00%	—	—	—	—	4,270
1.05%	394,058	7,124	—	—	—
1.10%	—	—	—	—	117,021
1.15%	51,744	—	—	—	—
1.20%	1,013,662	—	—	—	—
1.25%	—	3,777	—	—	23,433
1.30%	867,965	7,130	—	—	16,047
1.35%	287,763	6,214	—	—	271,893
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.65%	—	—	—	—	48,561
1.70%	—	7,020	—	—	16,534
1.80%	—	—	2,727	—	2,363
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	2,615,192	31,265	2,727	—	500,122

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  57

	Col VP	Col VP	CS	Drey VIF	Drey VIF
	Sm Cap Val,	US Govt Mtge,	Commodity	Intl Eq,	Intl Val,
Subaccount	Cl 2	Cl 3	Return	Serv	Serv

1.00%	—	4,538	—	—	—
1.05%	4,814	—	—	—	—
1.10%	—	96,861	—	—	—
1.15%	—	21,237	—	—	—
1.20%	4,117	—	—	—	—
1.25%	2,795	81,777	—	—	—
1.30%	3,951	86,369	—	—	—
1.35%	3,228	289,491	—	—	—
1.40%	—	9,930	—	—	—
1.45%	—	—	—	—	—
1.50%	—	6,520	—	—	—
1.55%	—	2,019	—	—	—
1.65%	—	148,328	—	—	—
1.70%	4,023	67,059	—	—	—
1.80%	—	—	—	—	—
1.90%	—	—	3,192	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	22,928	814,129	3,192	—	—

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-	Contrafund,	Invest Gr,	Mid Cap,	Overseas,
Subaccount	Rate Inc	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

1.00%	—	59,399	—	18,438	3,797
1.05%	2,080	1,610	45,826	2,232	—
1.10%	—	686,048	—	180,257	51,283
1.15%	—	227,740	143,111	27,395	17,910
1.20%	3,027	16,431	16,531	3,889	—
1.25%	2,873	29,440	3,206	12,723	2,443
1.30%	2,305	177,562	133,864	28,528	7,787
1.35%	7,643	527,182	117,062	91,522	48,464
1.40%	—	38,405	—	10,006	729
1.45%	—	—	—	—	—
1.50%	—	907,776	235,762	110,642	19,544
1.55%	—	71,781	37,588	24,651	3,160
1.65%	—	89,811	—	98,257	850
1.70%	2,479	56,072	35,677	42,319	—
1.80%	—	2,441	—	—	2,668
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	20,407	2,891,698	768,627	650,859	158,635

58  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	FTVIPT	FTVIPT Temp	FTVIPT	GS VIT	GS VIT U.S.
	Frank Inc,	Global Bond,	Temp Gro,	Mid Cap Val,	Eq Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

1.00%	—	—	—	—	—
1.05%	—	2,071	—	1,540	—
1.10%	—	—	—	—	—
1.15%	—	48,414	—	59,486	—
1.20%	—	2,696	—	—	—
1.25%	—	2,349	—	534	—
1.30%	—	42,153	—	45,194	—
1.35%	—	42,409	—	70,321	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	1,122	74,988	—	218,385	—
1.55%	—	3,685	—	13,373	—
1.65%	—	—	—	—	—
1.70%	—	10,010	—	12,291	—
1.80%	—	—	—	—	—
1.90%	2,774	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	3,896	228,775	—	421,124	—

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Comstock,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Subaccount	Ser II	Ser II	Ser II	Ser II	Ser II

1.00%	—	—	—	—	—
1.05%	—	2,519	—	6,894	—
1.10%	—	—	—	—	36,584
1.15%	—	211,728	—	—	—
1.20%	—	—	—	19,418	—
1.25%	—	1,201	—	3,915	—
1.30%	—	178,235	—	3,825	—
1.35%	—	256,059	—	3,992	16,066
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	591,592	—	—	—
1.55%	—	26,827	—	—	—
1.65%	—	—	—	—	—
1.70%	—	50,139	—	6,012	—
1.80%	—	2,502	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	—	1,320,802	—	44,056	52,650

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  59

	Janus	MFS	MFS	MS UIF	MS UIF Mid
	Aspen Janus,	Total Return,	Utilities,	Global Real Est,	Cap Gro,
Subaccount	Serv	Serv Cl	Serv Cl	Cl II	Cl II

1.00%	—	18,978	—	—	—
1.05%	6,741	—	—	1,370	—
1.10%	—	249,278	19,802	—	—
1.15%	—	4,329	—	—	—
1.20%	—	—	—	—	—
1.25%	3,403	51,583	—	895	—
1.30%	6,501	5,799	1,297	2,937	—
1.35%	6,197	586,648	1,548	770	—
1.40%	—	3,994	367	—	—
1.45%	—	—	—	—	—
1.50%	—	1,968	—	—	—
1.55%	—	18,087	—	—	—
1.65%	—	62,015	—	—	—
1.70%	6,239	—	10,145	47,257	—
1.80%	—	—	—	—	—
1.90%	—	2,863	3,060	3,788	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	29,081	1,005,542	36,219	57,017	—

	Oppen Cap	Oppen	Oppen Global	Oppen Main St	PIMCO VIT
	Appr VA,	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,
Subaccount	Serv	Serv	Srv	Serv	Advisor Cl

1.00%	30,006	—	89,236	2,271	—
1.05%	—	—	13,851	—	4,795
1.10%	314,893	104,359	327,397	139,408	—
1.15%	84,150	—	145,618	9,156	—
1.20%	—	—	—	—	2,858
1.25%	19,725	526	21,397	7,375	1,948
1.30%	108,466	6,488	167,373	4,317	6,313
1.35%	650,637	6,191	284,648	164,431	9,870
1.40%	7,098	3,084	135,789	2,759	—
1.45%	—	—	—	—	—
1.50%	258,752	23,520	189,409	106,830	—
1.55%	5,176	—	33,189	18,830	—
1.65%	17,508	—	143,071	57,882	—
1.70%	37,107	—	25,400	14,356	3,347
1.80%	2,508	—	—	2,499	1,583
1.90%	—	—	—	—	2,471
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	1,536,026	144,168	1,576,378	530,114	33,185

60  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	VP	VP	VP BR Gl	VP	VP
	Aggr,	Aggr,	Infl Prot Sec,	Conserv,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 3	Cl 2	Cl 4

1.00%	83,412	—	—	36,765	—
1.05%	—	1,288,462	15,033	—	692,933
1.10%	—	—	—	—	—
1.15%	—	101,253	22,343	108,345	102,444
1.20%	—	1,739,772	—	—	568,223
1.25%	—	596,190	5,403	—	421,725
1.30%	—	9,430	18,799	—	—
1.35%	—	221,197	26,692	52,112	22,103
1.40%	—	1,049,215	—	94,667	450,946
1.45%	—	—	—	—	—
1.50%	—	554,180	9,311	—	320,637
1.55%	294,168	—	—	—	179,183
1.65%	—	—	—	—	—
1.70%	—	579,292	5,405	—	132,337
1.80%	—	—	—	—	—
1.90%	—	49,942	—	—	52,377
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	377,580	6,188,933	102,986	291,889	2,942,908

	VP	VP	VP	VP	VP Mod
	Mod,	Mod,	Mod Aggr,	Mod Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

1.00%	347,593	—	254,598	—	461,043
1.05%	—	5,193,968	—	1,691,684	—
1.10%	—	—	—	—	—
1.15%	—	92,963	—	172,446	—
1.20%	958,484	2,775,601	556,212	2,871,660	345,576
1.25%	117,512	1,847,284	272,384	1,073,551	—
1.30%	—	10,597	—	1,098,004	—
1.35%	59,014	1,572,173	—	1,566,842	261,774
1.40%	—	2,208,122	—	1,002,072	—
1.45%	217,001	—	98,691	—	—
1.50%	—	1,848,268	118,272	2,122,552	—
1.55%	577,981	969,307	—	1,018,600	75,748
1.65%	—	—	—	—	—
1.70%	2,464,046	3,181,668	2,399,826	1,889,668	116,956
1.80%	357,733	—	101,360	—	630,968
1.90%	—	905,864	—	61,693	—
1.95%	—	—	60,384	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	5,099,364	20,605,815	3,861,727	14,568,772	1,892,065

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  61

	VP Mod	VP Ptnrs Sm	VP Sit	VP Vty
	Conserv,	Cap Val,	Divd Gro,	Estb Val,	Wanger
Subaccount	Cl 4	Cl 3	Cl 3	Cl 3	Intl

1.00%	—	1,499	—	—	—
1.05%	466,804	—	8,976	—	1,507
1.10%	—	—	—	—	—
1.15%	—	71,117	—	—	53,589
1.20%	954,808	—	—	—	—
1.25%	74,878	—	4,771	—	1,035
1.30%	—	30,593	6,359	—	50,835
1.35%	59,987	56,203	7,879	—	66,272
1.40%	214,195	2,096	—	—	—
1.45%	—	—	—	—	—
1.50%	77,417	213,565	—	—	152,823
1.55%	156,892	3,389	—	15,929	11,206
1.65%	—	—	—	—	—
1.70%	536,481	29,144	49,711	14,254	12,542
1.80%	—	2,263	—	—	—
1.90%	31,181	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	2,572,643	409,869	77,696	30,183	349,809

					Wanger
Subaccount					USA

1.00%					—
1.05%					1,508
1.10%					—
1.15%					40,456
1.20%					—
1.25%					521
1.30%					33,323
1.35%					50,613
1.40%					—
1.45%					—
1.50%					115,956
1.55%					3,353
1.65%					—
1.70%					11,158
1.80%					—
1.90%					—
1.95%					—
2.00%					—
2.05%					—

Total					256,888

62  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2013:

	AB VPS Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Mid Cap Val,	Ultra,
Subaccount	Cl B	Cl B	Cl B	Cl II	Cl II

1.00%	$12,068	$2,326	$94	$123	$133
1.05%	82	232	3,874	109	114
1.10%	63,596	85,993	—	—	—
1.15%	81	138	132,920	101	195,854
1.20%	81	229	100	108	113
1.25%	82	151	1,737	107	112
1.30%	81	118	115,954	107	131,178
1.35%	103	73,618	161,229	107	244,258
1.40%	1,489	13,660	75	106	75
1.45%	92	134	93	120	131
1.50%	79	157	381,150	106	537,979
1.55%	80	152	19,629	105	82,129
1.65%	48,263	141	—	—	—
1.70%	78	154	31,530	105	38,921
1.80%	88	146	104	3,121	97
1.90%	87	145	92	142	97
1.95%	91	132	90	119	129
2.00%	87	144	104	141	96
2.05%	90	131	90	119	128

Total	$126,698	$177,901	$848,865	$4,946	$1,231,544

	AC VP	CB Var	Col VP	Col VP	Col VP
	Val,	Sm Cap Gro,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Cl II	Cl I	Cl 3	Cl 3	Cl 3

1.00%	$124	$157	$7,028	$7,530	$3,167
1.05%	116	135	342,186	7,506	10,296
1.10%	—	—	1,996	146,091	175,150
1.15%	131	135	11,465	54,865	247,346
1.20%	115	134	2,013	165	122
1.25%	115	134	2,468	139,474	8,427
1.30%	89	134	18,109	33,438	206,082
1.35%	152	134	44,934	175,467	329,828
1.40%	113	133	133,765	176,475	12
1.45%	122	155	1,979	82	16
1.50%	67,729	132	299,532	17,896	771,615
1.55%	129	132	2,029	85	19,542
1.65%	—	—	1,976	123	2,638
1.70%	137	131	1,998	7,994	74,620
1.80%	90	121	106,126	2,363	79
1.90%	89	120	2,011	85	112
1.95%	120	152	1,993	82	15
2.00%	89	119	1,992	2,334	78
2.05%	120	151	1,991	82	15

Total	$69,580	$2,309	$985,591	$772,137	$1,849,160

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  63

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 3	Cl 3	Cl 2	Cl 3	Cl 3

1.00%	$79	$101	$75	$99	$105
1.05%	2,555	3,458	75	7,598	103
1.10%	—	—	—	—	—
1.15%	92,670	37,397	64,422	17,064	86
1.20%	107,630	5,565	75	104	102
1.25%	1,666	3,407	75	5,171	101
1.30%	116,217	34,880	72,011	16,972	85
1.35%	114,108	8,287	50,560	16,321	85
1.40%	101	3,369	75	75	32,483
1.45%	78	101	75	99	104
1.50%	277,401	40,239	69,027	8,169	83
1.55%	27,059	3,573	7,018	103	82
1.65%	—	—	—	—	—
1.70%	22,174	53,398	9,987	6,783	81
1.80%	97	2,962	75	2,941	115
1.90%	2,651	2,943	75	99	114
1.95%	77	98	75	96	102
2.00%	95	2,924	75	2,903	113
2.05%	77	97	75	95	101

Total	$764,735	$202,799	$273,850	$84,692	$34,045

	Col VP	Col VP	Col VP Man	Col VP Man	Col VP Man
	Lg Cap Gro,	Lg Core Quan,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,
Subaccount	Cl 3	Cl 3	Cl 2	Cl 2	Cl 2

1.00%	$86	$144	$10	$10	$10
1.05%	113	155	10	10	10
1.10%	20,713	142	—	—	—
1.15%	83	77,797	10	10	10
1.20%	114	149	10	10	10
1.25%	85	140	10	10	10
1.30%	85	71,309	10	10	154,982
1.35%	138	110,277	10	80,592	10
1.40%	84	123,816	10	10	10
1.45%	18	144	10	10	10
1.50%	230	85,954	10	10	10
1.55%	83	4,924	10	10	10
1.65%	83	18	—	—	—
1.70%	222	19	10	10	10
1.80%	87	141	10	10	10
1.90%	87	139	10	10	10
1.95%	18	18	10	10	10
2.00%	86	137	10	10	10
2.05%	18	18	10	10	10

Total	$22,433	$475,441	$170	$80,752	$155,142

64  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Col VP Man	Col VP	Col VP	Col VP Mid	Col VP
	Vol Mod Gro,	Marsico Gro,	Marsico Intl Opp,	Cap Val Opp,	S&P 500,
Subaccount	Cl 2	Cl 1	Cl 2	Cl 3	Cl 3

1.00%	$10	$139	$90	$18	$10,088
1.05%	401,981	10,404	90	101	122
1.10%	—	—	—	—	273,548
1.15%	52,785	153	91	100	85
1.20%	1,033,790	138	90	100	120
1.25%	10	5,442	90	100	53,885
1.30%	885,062	10,236	90	100	36,716
1.35%	293,417	8,916	90	99	618,638
1.40%	10	138	90	99	159
1.45%	10	137	90	17	17
1.50%	10	141	90	13	15
1.55%	10	137	90	98	15
1.65%	—	—	—	—	106,973
1.70%	10	9,833	89	98	25,792
1.80%	10	135	2,361	236	2,953
1.90%	10	134	89	235	93
1.95%	10	133	89	17	17
2.00%	10	133	89	235	93
2.05%	10	133	89	17	17

Total	$2,667,155	$46,482	$3,797	$1,683	$1,129,346

	Col VP	Col VP	CS	Drey VIF	Drey VIF
	Sm Cap Val,	US Govt Mtge,	Commodity	Intl Eq,	Intl Val,
Subaccount	Cl 2	Cl 3	Return	Serv	Serv

1.00%	$100	$4,881	$69	$104	$91
1.05%	7,792	75	54	75	80
1.10%	—	103,501	—	—	—
1.15%	103	22,845	55	75	97
1.20%	6,608	75	54	74	79
1.25%	4,454	86,021	54	74	79
1.30%	7,234	90,106	54	73	95
1.35%	5,876	300,474	54	73	95
1.40%	100	10,252	54	73	78
1.45%	100	74	69	102	89
1.50%	110	6,794	54	72	94
1.55%	99	2,049	53	72	93
1.65%	—	149,031	—	—	—
1.70%	7,101	68,613	53	106	91
1.80%	99	1,940	127	88	103
1.90%	99	75	2,170	87	102
1.95%	99	74	68	100	87
2.00%	98	1,916	100	87	102
2.05%	98	74	68	99	87

Total	$40,170	$848,870	$3,210	$1,434	$1,542

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  65

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-	Contrafund,	Invest Gr,	Mid Cap,	Overseas,
Subaccount	Rate Inc	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

1.00%	$2,376	$168,779	$82	$70,945	$10,362
1.05%	2,845	2,592	61,538	3,932	106
1.10%	—	1,928,491	—	686,109	138,556
1.15%	2,006	434,084	190,026	60,010	28,736
1.20%	5,964	26,196	21,916	6,756	105
1.25%	3,449	81,356	4,233	47,605	6,498
1.30%	2,753	488,349	175,372	106,287	20,588
1.35%	9,100	1,442,594	152,603	339,114	127,471
1.40%	2,303	104,502	82	36,868	1,908
1.45%	2,340	162	81	119	109
1.50%	2,012	1,675,897	303,194	234,722	30,442
1.55%	2,259	192,192	48,115	89,454	8,133
1.65%	—	237,909	—	352,158	2,163
1.70%	3,026	101,633	45,135	88,161	101
1.80%	2,806	3,125	92	194	2,567
1.90%	2,339	157	80	193	91
1.95%	2,302	159	80	117	108
2.00%	2,773	175	90	192	90
2.05%	2,295	158	79	116	107

Total	$52,948	$6,888,510	$1,002,798	$2,123,052	$378,241

	FTVIPT	FTVIPT Temp	FTVIPT	GS VIT	GS VIT U.S.
	Frank Inc,	Global Bond,	Temp Gro,	Mid Cap Val,	Eq Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

1.00%	$103	$90	$119	$125	$134
1.05%	115	3,823	101	2,594	92
1.10%	—	—	—	—	—
1.15%	123	92,649	125	117,064	92
1.20%	114	4,923	99	131	91
1.25%	114	4,266	99	886	91
1.30%	121	79,592	125	87,684	91
1.35%	120	79,741	125	135,919	91
1.40%	113	75	98	75	90
1.45%	102	88	118	123	133
1.50%	1,894	138,999	114	416,395	90
1.55%	119	6,789	113	25,370	89
1.65%	—	—	—	—	—
1.70%	118	18,219	112	22,992	88
1.80%	92	113	127	100	87
1.90%	3,502	87	126	120	87
1.95%	100	87	116	121	129
2.00%	90	112	126	97	86
2.05%	99	87	115	120	129

Total	$7,039	$429,740	$1,958	$809,916	$1,690

66  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Comstock,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Subaccount	Ser II	Ser II	Ser II	Ser II	Ser II

1.00%	$203	$130	$140	$141	$101
1.05%	203	3,882	121	7,776	101
1.10%	—	—	—	—	48,215
1.15%	202	349,763	145	155	101
1.20%	203	136	120	21,686	101
1.25%	203	1,822	119	4,361	101
1.30%	202	290,562	119	4,241	96
1.35%	202	415,345	118	4,404	21,085
1.40%	202	75	118	152	100
1.45%	202	128	138	138	100
1.50%	202	946,502	118	165	100
1.55%	201	42,724	117	296	100
1.65%	—	—	—	—	100
1.70%	201	78,768	116	6,496	100
1.80%	201	3,239	150	148	100
1.90%	200	125	149	142	100
1.95%	200	126	136	135	99
2.00%	200	231	149	146	99
2.05%	200	125	135	135	99

Total	$3,427	$2,133,683	$2,208	$50,717	$70,998

	Janus	MFS	MFS	MS UIF	MS UIF Mid
	Aspen Janus,	Total Return,	Utilities,	Global Real Est,	Cap Gro,
Subaccount	Serv	Serv Cl	Serv Cl	Cl II	Cl II

1.00%	$159	$35,801	$193	$99	$121
1.05%	9,075	145	201	1,264	118
1.10%	—	465,182	81,301	—	—
1.15%	154	6,386	155	76	117
1.20%	164	143	199	87	117
1.25%	4,542	94,713	187	814	117
1.30%	8,619	10,592	5,398	2,670	116
1.35%	8,189	1,065,574	6,185	696	116
1.40%	163	7,214	1,461	109	116
1.45%	156	102	155	97	119
1.50%	141	2,916	184	87	116
1.55%	320	32,230	139	86	116
1.65%	—	109,053	156	—	—
1.70%	8,054	105	24,415	41,681	114
1.80%	118	118	153	390	237
1.90%	153	3,476	4,023	3,425	236
1.95%	154	101	152	96	118
2.00%	116	115	152	385	234
2.05%	153	101	152	95	117

Total	$40,430	$1,834,067	$124,961	$52,157	$2,345

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  67

	Oppen Cap	Oppen	Oppen Global	Oppen Main St	PIMCO VIT
	Appr VA,	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,
Subaccount	Serv	Serv	Srv	Serv	Advisor Cl

1.00%	$62,924	$199	$157,202	$7,858	$90
1.05%	255	235	19,908	174	6,327
1.10%	653,312	329,694	570,509	477,104	—
1.15%	123,491	184	212,951	18,060	75
1.20%	251	232	92	172	3,823
1.25%	40,266	1,632	36,673	24,836	2,527
1.30%	220,144	20,056	285,431	14,461	8,170
1.35%	1,313,917	19,036	482,817	547,742	12,727
1.40%	14,258	9,433	229,104	9,139	92
1.45%	239	153	87	133	89
1.50%	367,871	42,203	268,282	204,113	74
1.55%	10,229	188	55,151	61,393	92
1.65%	34,227	147	234,947	186,683	—
1.70%	51,800	174	35,344	26,936	4,216
1.80%	2,915	172	94	3,699	2,028
1.90%	210	171	88	136	3,008
1.95%	234	150	86	130	87
2.00%	209	170	91	136	91
2.05%	234	149	86	130	87

Total	$2,896,986	$424,378	$2,588,943	$1,583,035	$43,603

	VP	VP	VP BR Gl	VP	VP
	Aggr,	Aggr,	Infl Prot Sec,	Conserv,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 3	Cl 2	Cl 4

1.00%	$125,559	$15	$81	$42,779	$12
1.05%	15	1,864,133	18,908	12	800,030
1.10%	—	—	—	—	—
1.15%	15	145,938	27,964	124,794	117,907
1.20%	15	2,502,984	82	10	652,353
1.25%	15	856,119	6,699	12	483,567
1.30%	15	13,516	23,241	12	12
1.35%	15	316,500	32,952	59,586	25,251
1.40%	15	1,498,295	100	108,054	514,252
1.45%	15	15	81	12	12
1.50%	15	788,478	11,378	12	364,284
1.55%	417,227	15	108	12	203,188
1.65%	—	—	—	—	—
1.70%	13	818,165	6,491	12	149,305
1.80%	15	15	2,291	12	12
1.90%	15	70,013	81	12	58,632
1.95%	15	15	80	12	12
2.00%	15	15	2,264	12	12
2.05%	15	15	80	12	12

Total	$543,009	$8,874,246	$132,881	$335,367	$3,368,853

68  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	VP	VP	VP	VP	VP
	Mod,	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

1.00%	$462,790	$13	$360,661	$14	$572,092
1.05%	14	6,819,029	14	2,341,667	13
1.10%	—	—	—	—	—
1.15%	14	121,607	14	237,848	13
1.20%	1,249,640	3,624,206	764,555	3,952,870	422,432
1.25%	152,916	2,407,559	373,752	1,474,923	13
1.30%	14	13,785	10	1,505,807	13
1.35%	76,517	2,041,508	14	2,144,880	318,242
1.40%	14	2,862,361	14	1,369,127	13
1.45%	284,561	13	137,922	14	11
1.50%	14	2,386,618	160,786	2,889,431	12
1.55%	743,901	1,249,289	14	1,384,073	91,408
1.65%	—	—	—	—	—
1.70%	3,153,580	4,078,252	3,237,788	2,553,560	140,350
1.80%	456,184	14	136,271	14	754,440
1.90%	14	1,152,548	14	82,750	13
1.95%	13	13	82,780	14	13
2.00%	14	14	14	14	13
2.05%	13	13	14	14	13

Total	$6,580,213	$26,756,842	$5,254,637	$19,937,020	$2,299,104

	VP Mod	VP Ptnrs Sm	VP Sit	VP Vty
	Conserv,	Cap Val,	Divd Gro,	Estb Val,	Wanger
Subaccount	Cl 4	Cl 3	Cl 3	Cl 3	Intl

1.00%	$13	$5,014	$16	$17	$174
1.05%	575,498	134	10,319	133	2,591
1.10%	—	15	—	—	—
1.15%	13	138,634	10	93	131,437
1.20%	1,170,257	134	14	128	172
1.25%	91,581	143	5,411	127	1,752
1.30%	13	99,147	7,206	92	123,027
1.35%	73,097	181,030	8,879	92	159,665
1.40%	260,538	6,714	14	126	151
1.45%	13	17	16	17	170
1.50%	93,815	403,171	14	91	363,191
1.55%	189,786	10,686	116	27,941	26,532
1.65%	—	16	—	—	—
1.70%	645,366	54,028	54,721	24,661	29,253
1.80%	13	3,308	194	100	168
1.90%	37,232	104	114	100	168
1.95%	13	16	15	17	167
2.00%	13	103	193	99	167
2.05%	13	16	15	17	167

Total	$3,137,274	$902,430	$87,267	$53,851	$838,952

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  69

Wanger
Subaccount	USA

1.00%	$207
1.05%	2,612
1.10%	—
1.15%	78,618
1.20%	205
1.25%	890
1.30%	63,842
1.35%	96,766
1.40%	203
1.45%	203
1.50%	218,239
1.55%	6,287
1.65%	—
1.70%	20,628
1.80%	201
1.90%	201
1.95%	201
2.00%	201
2.05%	200

Total	$489,704

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Global Thematic Gro, Cl B
2013	70	$1.84 to $1.27	$127	0.02%	1.00%	to	2.05%	21.70%		to	20.44%
2012	71	$1.51 to $1.05	$106	—	1.00%	to	2.05%	12.11%		to	10.94%
2011	95	$1.35 to $0.95	$126	0.35%	1.00%	to	2.05%	(24.17%)		to	(24.97%)
2010	102	$1.78 to $1.26	$180	1.96%	1.00%	to	2.05%	17.40%		to	25.60	%(5)
2009	102	$1.51 to $0.76	$153	—	1.00%	to	2.00%	51.62%		to	50.11%

AB VPS Gro & Inc, Cl B
2013	75	$2.38 to $1.83	$178	0.78%	1.00%	to	2.05%	33.25%		to	31.86%
2012	188	$1.79 to $1.39	$329	1.28%	1.00%	to	2.05%	16.08%		to	14.86%
2011	219	$1.54 to $1.21	$326	1.13%	1.00%	to	2.05%	5.02%		to	3.92%
2010	396	$1.46 to $1.16	$563	—	1.00%	to	2.05%	11.68%		to	15.67	%(5)
2009	716	$1.31 to $0.66	$910	3.58%	1.00%	to	2.00%	19.15%		to	17.97%

AB VPS Intl Val, Cl B
2013	744	$1.30 to $1.26	$849	5.45%	1.00%	to	2.05%	21.50%		to	20.24%
2012	1,148	$1.07 to $1.04	$1,084	1.33%	1.00%	to	2.05%	13.05%		to	11.88%
2011	1,310	$0.95 to $0.93	$1,099	4.09%	1.00%	to	2.05%	(20.24%)		to	(21.07%)
2010	1,195	$1.19 to $1.18	$1,261	2.28%	1.00%	to	2.05%	18.71	%(5)	to	18.14	%(5)
2009	3,043	$0.80 to $0.57	$2,848	1.04%	1.05%	to	2.00%	32.96%		to	31.70%

AC VP Mid Cap Val, Cl II
2013	2	$1.72 to $1.66	$5	1.06%	1.00%	to	2.05%	28.60%		to	27.27%
2012	2	$1.34 to $1.30	$4	1.85%	1.00%	to	2.05%	15.09%		to	13.87%
2011	14	$1.16 to $1.14	$15	1.20%	1.00%	to	2.05%	(1.84%)		to	(2.86%)
2010	14	$1.18 to $1.18	$15	2.12%	1.00%	to	2.05%	17.53	%(5)	to	16.98	%(5)
2009	14	$0.86 to $0.86	$13	2.46%	1.05%	to	2.00%	28.46%		to	27.23%

AC VP Ultra, Cl II
2013	797	$1.86 to $1.79	$1,232	0.44%	1.00%	to	2.05%	35.55%		to	34.14%
2012	1,287	$1.37 to $1.34	$1,478	—	1.00%	to	2.05%	12.65%		to	11.47%
2011	1,575	$1.22 to $1.20	$1,612	—	1.00%	to	2.05%	(0.14%)		to	(1.18%)
2010	1,755	$1.22 to $1.21	$1,805	0.36%	1.00%	to	2.05%	21.40	%(5)	to	20.82	%(5)
2009	1,976	$0.95 to $0.78	$1,777	0.17%	1.05%	to	2.00%	33.10%		to	31.85%

70  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AC VP Val, Cl II
2013	42	$1.71 to $1.65	$70	1.50%	1.00%	to	2.05%	30.18%		to	28.82%
2012	56	$1.31 to $1.28	$71	1.78%	1.00%	to	2.05%	13.43%		to	12.25%
2011	56	$1.16 to $1.14	$63	1.90%	1.00%	to	2.05%	(0.14%)		to	(1.18%)
2010	56	$1.16 to $1.15	$63	2.08%	1.00%	to	2.05%	15.56	%(5)	to	15.01	%(5)
2009	56	$0.93 to $0.76	$56	6.59%	1.05%	to	2.00%	18.48%		to	17.36%

CB Var Sm Cap Gro, Cl I
2013	—	$2.24 to $2.16	$2	0.05%	1.00%	to	2.05%	45.59%		to	44.08%
2012	—	$1.54 to $1.50	$2	0.37%	1.00%	to	2.05%	18.23%		to	16.99%
2011	—	$1.30 to $1.28	$1	—	1.00%	to	2.05%	0.38%		to	(0.67%)
2010	—	$1.29 to $1.29	$1	—	1.00%	to	2.05%	29.12	%(5)	to	28.50	%(5)
2009	—	$0.86 to $0.80	$1	—	1.05%	to	2.00%	41.28%		to	39.95%

Col VP Cash Mgmt, Cl 3
2013	958	$1.04 to $0.93	$986	0.01%	1.00%	to	2.05%	(0.97%)		to	(2.02%)
2012	792	$1.05 to $0.95	$828	0.01%	1.00%	to	2.05%	(0.99%)		to	(2.03%)
2011	911	$1.06 to $0.97	$965	0.01%	1.00%	to	2.05%	(0.98%)		to	(2.02%)
2010	983	$1.07 to $0.99	$1,052	0.01%	1.00%	to	2.05%	(0.98%)		to	(0.92	%)(5)
2009	1,837	$1.08 to $0.99	$1,953	0.05%	1.00%	to	2.00%	(0.84%)		to	(1.85%)

Col VP Div Bond, Cl 3
2013	553	$1.39 to $1.07	$772	4.48%	1.00%	to	2.05%	(3.35%)		to	(4.36%)
2012	637	$1.44 to $1.12	$924	4.04%	1.00%	to	2.05%	6.50%		to	5.37%
2011	805	$1.35 to $1.06	$1,092	4.67%	1.00%	to	2.05%	5.63%		to	4.53%
2010	1,239	$1.28 to $1.01	$1,580	2.55%	1.00%	to	2.05%	7.25%		to	1.29	%(5)
2009	6,439	$1.19 to $1.04	$7,471	4.22%	1.00%	to	2.00%	13.28%		to	12.16%

Col VP Divd Opp, Cl 3
2013	936	$2.91 to $1.55	$1,849	—	1.00%	to	2.05%	25.46%		to	24.15%
2012	1,373	$2.32 to $1.25	$2,271	—	1.00%	to	2.05%	12.86%		to	11.67%
2011	1,577	$2.05 to $1.12	$2,359	—	1.00%	to	2.05%	(5.95%)		to	(6.93%)
2010	1,706	$2.18 to $1.20	$2,749	—	1.00%	to	2.05%	15.67%		to	20.49	%(5)
2009	6,143	$1.89 to $0.70	$7,594	—	1.00%	to	2.00%	26.19%		to	24.93%

Col VP Emer Mkts, Cl 3
2013	381	$1.11 to $1.07	$765	0.57%	1.00%	to	2.05%	(2.78%)		to	(3.79%)
2012	460	$1.14 to $1.11	$960	0.39%	1.00%	to	2.05%	19.41%		to	18.16%
2011	535	$0.95 to $0.94	$945	1.14%	1.00%	to	2.05%	(21.80%)		to	(22.62%)
2010	486	$1.22 to $1.21	$1,098	1.59%	1.00%	to	2.05%	21.84	%(5)	to	21.27	%(5)
2009	1,271	$1.45 to $0.81	$2,249	0.35%	1.05%	to	2.00%	72.27%		to	70.62%

Col VP Hi Yield Bond, Cl 3
2013	104	$1.36 to $1.31	$203	6.47%	1.00%	to	2.05%	5.03%		to	3.93%
2012	130	$1.29 to $1.26	$239	7.57%	1.00%	to	2.05%	14.59%		to	13.38%
2011	172	$1.13 to $1.11	$273	8.32%	1.00%	to	2.05%	4.63%		to	3.54%
2010	163	$1.08 to $1.07	$250	9.29%	1.00%	to	2.05%	7.97	%(5)	to	7.45	%(5)
2009	183	$1.22 to $1.08	$249	9.91%	1.05%	to	2.00%	52.24%		to	50.81%

Col VP Inc Opp, Cl 2
2013	305	$0.90 to $0.89	$274	8.43%	1.00%	to	2.05%	0.82	%(7)	to	0.09	%(7)

Col VP Inc Opp, Cl 3
2013	46	$1.33 to $1.28	$85	13.94%	1.00%	to	2.05%	3.99%		to	2.89%
2012	94	$1.28 to $1.25	$160	6.45%	1.00%	to	2.05%	13.67%		to	12.46%
2011	96	$1.13 to $1.11	$144	9.05%	1.00%	to	2.05%	5.22%		to	4.12%
2010	109	$1.07 to $1.07	$156	1.23%	1.00%	to	2.05%	7.16	%(5)	to	6.65	%(5)
2009	2,925	$1.22 to $1.10	$3,579	4.70%	1.05%	to	2.00%	40.91%		to	39.58%

Col VP Intl Opp, Cl 3
2013	22	$1.46 to $1.41	$34	1.64%	1.00%	to	2.05%	20.95%		to	19.68%
2012	23	$1.21 to $1.18	$30	1.55%	1.00%	to	2.05%	16.55%		to	15.33%
2011	25	$1.04 to $1.02	$28	1.35%	1.00%	to	2.05%	(13.28%)		to	(14.19%)
2010	25	$1.19 to $1.19	$33	1.41%	1.00%	to	2.05%	19.42	%(5)	to	18.86	%(5)
2009	33	$0.98 to $0.73	$37	1.53%	1.05%	to	2.00%	26.21%		to	25.01%

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  71

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Lg Cap Gro, Cl 3
2013	10	$2.06 to $1.71	$22	—	1.00%	to	2.05%	28.98%		to	27.63%
2012	11	$1.60 to $1.34	$18	—	1.00%	to	2.05%	18.96%		to	17.71%
2011	12	$1.34 to $1.14	$17	—	1.00%	to	2.05%	(4.18%)		to	(5.18%)
2010	15	$1.40 to $1.20	$22	—	1.00%	to	2.05%	16.00%		to	20.23	%(5)
2009	31	$1.21 to $0.69	$38	—	1.00%	to	2.00%	35.63%		to	34.28%

Col VP Lg Core Quan, Cl 3
2013	307	$1.40 to $1.81	$475	—	1.00%	to	2.05%	32.33%		to	30.94%
2012	357	$1.06 to $1.38	$419	—	1.00%	to	2.05%	12.74%		to	11.56%
2011	538	$0.94 to $1.24	$562	—	1.00%	to	2.05%	4.19%		to	3.10%
2010	594	$0.90 to $1.20	$597	—	1.00%	to	2.05%	16.17%		to	20.09	%(5)
2009	643	$0.78 to $0.65	$559	—	1.00%	to	2.00%	22.92%		to	21.70%

Col VP Man Vol Conserv, Cl 2
2013	—	$1.00 to $1.00	$0	—	1.00%	to	2.05%	(0.12	%)(8)	to	(0.24	%)(8)

Col VP Man Vol Conserv Gro, Cl 2
2013	80	$1.01 to $1.01	$81	—	1.00%	to	2.05%	0.56	%(8)	to	0.43	%(8)

Col VP Man Vol Gro, Cl 2
2013	151	$1.03 to $1.03	$155	—	1.00%	to	2.05%	1.90	%(8)	to	1.77	%(8)

Col VP Man Vol Mod Gro, Cl 2
2013	2,615	$1.02 to $1.02	$2,667	—	1.00%	to	2.05%	1.35	%(8)	to	1.23	%(8)

Col VP Marsico Gro, Cl 1
2013	31	$1.78 to $1.72	$46	0.22%	1.00%	to	2.05%	34.31%		to	32.89%
2012	45	$1.33 to $1.29	$49	0.73%	1.00%	to	2.05%	11.13%		to	9.95%
2011	45	$1.20 to $1.18	$44	0.28%	1.00%	to	2.05%	(3.60%)		to	(4.61%)
2010	67	$1.24 to $1.23	$69	0.18%	1.00%	to	2.05%	24.07	%(5)	to	23.48	%(5)
2009	5,628	$0.85 to $0.74	$4,712	0.88%	1.05%	to	2.00%	25.34%		to	24.17%

Col VP Marsico Intl Opp, Cl 2
2013	3	$1.41 to $1.36	$4	0.45%	1.00%	to	2.05%	19.21%		to	17.97%
2012	3	$1.18 to $1.15	$3	1.02%	1.00%	to	2.05%	16.45%		to	15.23%
2011	3	$1.01 to $1.00	$3	0.82%	1.00%	to	2.05%	(17.01%)		to	(17.88%)
2010	3	$1.22 to $1.21	$3	0.69%	1.00%	to	2.05%	21.72	%(5)	to	21.14	%(5)
2009	3	$0.79 to $0.69	$3	2.05%	1.05%	to	2.00%	36.51%		to	35.21%

Col VP Mid Cap Val Opp, Cl 3
2013	—	$1.83 to $1.77	$2	—	1.00%	to	2.05%	36.38%		to	34.95%
2012	5	$1.34 to $1.31	$6	—	1.00%	to	2.05%	17.29%		to	16.05%
2011	5	$1.14 to $1.13	$5	—	1.00%	to	2.05%	(9.40%)		to	(10.34%)
2010	5	$1.26 to $1.26	$6	—	1.00%	to	2.05%	26.32	%(5)	to	25.72	%(5)
2009	—	$0.76 to $0.72	$1	—	1.05%	to	2.00%	39.47%		to	38.15%

Col VP S&P 500, Cl 3
2013	500	$2.36 to $1.70	$1,129	—	1.00%	to	2.05%	30.45%		to	29.08%
2012	579	$1.81 to $1.32	$1,006	—	1.00%	to	2.05%	14.40%		to	13.19%
2011	650	$1.58 to $1.17	$992	—	1.00%	to	2.05%	0.62%		to	(0.43%)
2010	870	$1.57 to $1.17	$1,330	—	1.00%	to	2.05%	13.57%		to	17.18	%(5)
2009	883	$1.39 to $0.73	$1,193	—	1.00%	to	2.00%	24.75%		to	23.51%

Col VP Sm Cap Val, Cl 2
2013	23	$1.72 to $1.66	$40	0.94%	1.00%	to	2.05%	32.72%		to	31.33%
2012	31	$1.29 to $1.26	$41	0.29%	1.00%	to	2.05%	10.15%		to	9.00%
2011	30	$1.17 to $1.16	$37	0.89%	1.00%	to	2.05%	(7.06%)		to	(8.03%)
2010	42	$1.26 to $1.26	$55	1.97%	1.00%	to	2.05%	25.41	%(5)	to	24.82	%(5)
2009	3,451	$0.95 to $0.82	$3,462	1.00%	1.05%	to	2.00%	23.69%		to	22.53%

Col VP US Govt Mtge, Cl 3
2013	814	$1.08 to $0.95	$849	0.62%	1.00%	to	2.05%	(2.93%)		to	(3.95%)
2012	843	$1.11 to $0.99	$910	0.91%	1.00%	to	2.05%	0.62%		to	(0.44%)
2011	938	$1.10 to $0.99	$1,010	0.89%	1.00%	to	2.05%	0.38%		to	(0.67%)
2010	1,080	$1.10 to $1.00	$1,164	0.83%	1.00%	to	2.05%	1.98%		to	(0.25	%)(5)
2009	1,776	$1.08 to $1.00	$1,884	2.84%	1.00%	to	2.00%	4.48%		to	3.44%

72  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

CS Commodity Return
2013	3	$0.94 to $0.91	$3	—	1.00%	to	2.05%	(11.16%)		to	(12.09%)
2012	3	$1.06 to $1.04	$4	—	1.00%	to	2.05%	(3.07%)		to	(4.09%)
2011	3	$1.10 to $1.08	$4	2.45%	1.00%	to	2.05%	(13.52%)		to	(14.42%)
2010	3	$1.27 to $1.26	$4	8.32%	1.00%	to	2.05%	27.46	%(5)	to	26.84	%(5)
2009	—	$0.86 to $0.80	$1	11.05%	1.05%	to	2.00%	18.23%		to	17.10%

Drey VIF Intl Eq, Serv
2013	—	$1.42 to $1.37	$1	2.57%	1.00%	to	2.05%	16.26%		to	15.05%
2012	—	$1.22 to $1.19	$1	0.14%	1.00%	to	2.05%	21.61%		to	20.34%
2011	—	$1.00 to $0.99	$1	1.85%	1.00%	to	2.05%	(15.75%)		to	(16.64%)
2010	—	$1.19 to $1.19	$1	1.24%	1.00%	to	2.05%	18.81	%(5)	to	18.25	%(5)
2009	—	$0.77 to $0.70	$1	6.50%	1.05%	to	2.00%	23.59%		to	22.42%

Drey VIF Intl Val, Serv
2013	—	$1.24 to $1.20	$2	1.77%	1.00%	to	2.05%	21.47%		to	20.20%
2012	—	$1.02 to $1.00	$1	2.55%	1.00%	to	2.05%	11.29%		to	10.14%
2011	—	$0.92 to $0.90	$1	1.84%	1.00%	to	2.05%	(19.57%)		to	(20.41%)
2010	—	$1.14 to $1.14	$1	1.37%	1.00%	to	2.05%	13.76	%(5)	to	13.22	%(5)
2009	—	$0.95 to $0.76	$1	3.70%	1.05%	to	2.00%	29.29%		to	28.08%

EV VT Floating-Rate Inc
2013	20	$1.16 to $1.12	$53	3.50%	1.00%	to	2.05%	2.81%		to	1.75%
2012	46	$1.13 to $1.10	$79	4.19%	1.00%	to	2.05%	6.26%		to	5.14%
2011	64	$1.06 to $1.04	$93	4.24%	1.00%	to	2.05%	1.53%		to	0.47%
2010	68	$1.04 to $1.04	$96	4.02%	1.00%	to	2.05%	4.36	%(5)	to	3.87	%(5)
2009	1,880	$1.02 to $1.00	$1,899	4.77%	1.05%	to	2.00%	42.80%		to	41.46%

Fid VIP Contrafund, Serv Cl 2
2013	2,892	$2.84 to $1.67	$6,889	0.76%	1.00%	to	2.05%	29.65%		to	28.30%
2012	3,852	$2.19 to $1.30	$7,121	1.06%	1.00%	to	2.05%	14.98%		to	13.77%
2011	4,737	$1.91 to $1.14	$7,728	0.75%	1.00%	to	2.05%	(3.75%)		to	(4.75%)
2010	5,461	$1.98 to $1.20	$9,408	0.98%	1.00%	to	2.05%	15.76%		to	19.13	%(5)
2009	6,689	$1.71 to $0.75	$9,681	1.09%	1.00%	to	2.00%	34.12%		to	32.79%

Fid VIP Invest Gr, Serv Cl 2
2013	769	$1.09 to $1.05	$1,003	1.96%	1.00%	to	2.05%	(3.04%)		to	(4.06%)
2012	916	$1.12 to $1.09	$1,238	1.97%	1.00%	to	2.05%	4.55%		to	3.46%
2011	1,080	$1.07 to $1.05	$1,401	2.89%	1.00%	to	2.05%	5.98%		to	4.88%
2010	1,202	$1.01 to $1.01	$1,476	2.09%	1.00%	to	2.05%	1.20	%(5)	to	0.73	%(5)
2009	3,443	$1.17 to $1.08	$3,980	8.50%	1.05%	to	2.00%	14.26%		to	13.19%

Fid VIP Mid Cap, Serv Cl 2
2013	651	$3.85 to $1.61	$2,123	0.25%	1.00%	to	2.05%	34.52%		to	33.13%
2012	896	$2.86 to $1.21	$2,197	0.38%	1.00%	to	2.05%	13.42%		to	12.23%
2011	977	$2.52 to $1.08	$2,133	0.02%	1.00%	to	2.05%	(11.74%)		to	(12.66%)
2010	1,184	$2.86 to $1.24	$3,045	0.09%	1.00%	to	2.05%	27.29%		to	22.89	%(5)
2009	2,649	$2.24 to $0.79	$4,671	0.45%	1.00%	to	2.00%	38.36%		to	36.99%

Fid VIP Overseas, Serv Cl 2
2013	159	$2.73 to $1.49	$378	0.92%	1.00%	to	2.05%	28.87%		to	27.53%
2012	245	$2.12 to $1.17	$464	1.62%	1.00%	to	2.05%	19.18%		to	17.94%
2011	320	$1.78 to $0.99	$509	1.16%	1.00%	to	2.05%	(18.16%)		to	(19.02%)
2010	331	$2.17 to $1.22	$654	1.22%	1.00%	to	2.05%	11.71%		to	22.46	%(5)
2009	330	$1.95 to $0.68	$580	1.96%	1.00%	to	2.00%	24.96%		to	23.73%

FTVIPT Frank Inc, Cl 2
2013	4	$1.39 to $1.34	$7	6.35%	1.00%	to	2.05%	12.81%		to	11.63%
2012	4	$1.24 to $1.20	$6	6.40%	1.00%	to	2.05%	11.52%		to	10.36%
2011	4	$1.11 to $1.09	$6	5.74%	1.00%	to	2.05%	1.37%		to	0.31%
2010	4	$1.09 to $1.09	$6	7.03%	1.00%	to	2.05%	9.12	%(5)	to	8.61	%(5)
2009	1	$1.07 to $0.89	$2	7.97%	1.05%	to	2.00%	34.19%		to	32.91%

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  73

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

FTVIPT Temp Global Bond, Cl 2
2013	229	$1.21 to $1.17	$430	4.75%	1.00%	to	2.05%	0.62%		to	(0.43%)
2012	315	$1.20 to $1.17	$588	6.43%	1.00%	to	2.05%	13.92%		to	12.73%
2011	385	$1.06 to $1.04	$635	5.67%	1.00%	to	2.05%	(1.86%)		to	(2.89%)
2010	409	$1.08 to $1.07	$689	0.58%	1.00%	to	2.05%	8.27	%(5)	to	7.76	%(5)
2009	2,265	$1.45 to $1.22	$3,314	14.56%	1.05%	to	2.00%	17.44%		to	16.33%

FTVIPT Temp Gro, Cl 2
2013	—	$1.65 to $1.59	$2	2.67%	1.00%	to	2.05%	29.52%		to	28.16%
2012	—	$1.27 to $1.24	$2	2.04%	1.00%	to	2.05%	19.87%		to	18.60%
2011	—	$1.06 to $1.05	$1	1.26%	1.00%	to	2.05%	(7.90%)		to	(8.86%)
2010	—	$1.15 to $1.15	$1	1.13%	1.00%	to	2.05%	15.13	%(5)	to	14.59	%(5)
2009	—	$0.88 to $0.70	$1	3.16%	1.05%	to	2.00%	29.73%		to	28.50%

GS VIT Mid Cap Val, Inst
2013	421	$1.78 to $1.72	$810	0.70%	1.00%	to	2.05%	31.57%		to	30.20%
2012	639	$1.36 to $1.32	$936	1.10%	1.00%	to	2.05%	17.29%		to	16.06%
2011	800	$1.16 to $1.14	$1,005	0.78%	1.00%	to	2.05%	(7.31%)		to	(8.28%)
2010	845	$1.25 to $1.24	$1,149	0.48%	1.00%	to	2.05%	23.57	%(5)	to	22.98	%(5)
2009	2,185	$0.95 to $0.78	$2,296	1.80%	1.05%	to	2.00%	31.76%		to	30.51%

GS VIT U.S. Eq Insights, Inst
2013	—	$1.87 to $1.80	$2	1.18%	1.00%	to	2.05%	36.15%		to	34.73%
2012	—	$1.37 to $1.34	$1	1.86%	1.00%	to	2.05%	13.31%		to	12.13%
2011	—	$1.21 to $1.19	$1	1.79%	1.00%	to	2.05%	3.01%		to	1.93%
2010	—	$1.18 to $1.17	$1	1.85%	1.00%	to	2.05%	16.51	%(5)	to	15.96	%(5)
2009	—	$0.70 to $0.69	$1	2.17%	1.05%	to	2.00%	19.89%		to	18.74%

Invesco VI Am Fran, Ser II
2013	—	$1.34 to $1.31	$3	0.25%	1.00%	to	2.05%	38.41%		to	36.96%
2012	—	$0.97 to $0.96	$2	—	1.00%	to	2.05%	(3.34	%)(6)	to	(4.02	%)(6)

Invesco VI Comstock, Ser II
2013	1,321	$1.81 to $1.74	$2,134	1.31%	1.00%	to	2.05%	34.30%		to	32.90%
2012	2,142	$1.35 to $1.31	$2,591	1.44%	1.00%	to	2.05%	17.73%		to	16.50%
2011	2,783	$1.14 to $1.13	$2,872	1.35%	1.00%	to	2.05%	(3.08%)		to	(4.09%)
2010	2,990	$1.18 to $1.17	$3,194	0.17%	1.00%	to	2.05%	17.23	%(5)	to	16.67	%(5)
2009	4,987	$0.88 to $0.74	$4,601	4.50%	1.05%	to	2.00%	27.07%		to	25.87%

Invesco VI Global Hlth, Ser II
2013	—	$1.90 to $1.83	$2	0.55%	1.00%	to	2.05%	38.77%		to	37.33%
2012	—	$1.37 to $1.33	$2	—	1.00%	to	2.05%	19.40%		to	18.15%
2011	11	$1.14 to $1.13	$12	—	1.00%	to	2.05%	2.69%		to	1.62%
2010	11	$1.11 to $1.11	$11	—	1.00%	to	2.05%	10.85	%(5)	to	10.33	%(5)
2009	11	$0.92 to $0.89	$11	0.18%	1.05%	to	2.00%	26.06%		to	24.87%

Invesco VI Intl Gro, Ser II
2013	44	$1.44 to $1.39	$51	1.01%	1.00%	to	2.05%	17.54%		to	16.31%
2012	47	$1.23 to $1.19	$46	1.29%	1.00%	to	2.05%	14.11%		to	12.91%
2011	47	$1.07 to $1.06	$40	1.19%	1.00%	to	2.05%	(7.92%)		to	(8.88%)
2010	59	$1.17 to $1.16	$55	0.11%	1.00%	to	2.05%	16.32	%(5)	to	15.77	%(5)
2009	4,393	$0.82 to $0.75	$3,574	1.89%	1.05%	to	2.00%	33.50%		to	32.24%

Invesco VI Mid Cap Gro, Ser II
2013	53	$1.32 to $1.30	$71	0.21%	1.00%	to	2.05%	35.25%		to	33.84%
2012	63	$0.98 to $0.97	$63	—	1.00%	to	2.05%	(2.40	%)(6)	to	(3.09	%)(6)

Janus Aspen Janus, Serv
2013	29	$1.65 to $1.59	$40	0.62%	1.00%	to	2.05%	28.71%		to	27.35%
2012	41	$1.28 to $1.25	$44	0.43%	1.00%	to	2.05%	17.10%		to	15.88%
2011	43	$1.10 to $1.08	$39	0.42%	1.00%	to	2.05%	(6.47%)		to	(7.46%)
2010	64	$1.17 to $1.17	$62	0.01%	1.00%	to	2.05%	16.72	%(5)	to	16.17	%(5)
2009	4,863	$0.85 to $0.78	$4,083	0.38%	1.05%	to	2.00%	34.59%		to	33.32%

74  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

MFS Total Return, Serv Cl
2013	1,006	$1.89 to $1.37	$1,834	1.66%	1.00%	to	2.05%	17.56%		to	16.33%
2012	1,064	$1.60 to $1.18	$1,655	2.33%	1.00%	to	2.05%	9.83%		to	8.67%
2011	1,421	$1.46 to $1.09	$2,020	2.33%	1.00%	to	2.05%	0.58%		to	(0.47%)
2010	1,891	$1.45 to $1.09	$2,683	2.57%	1.00%	to	2.05%	8.54%		to	8.86	%(5)
2009	1,936	$1.34 to $0.86	$2,540	3.56%	1.00%	to	2.00%	16.55%		to	15.39%

MFS Utilities, Serv Cl
2013	36	$4.15 to $1.59	$125	2.11%	1.00%	to	2.05%	19.02%		to	17.78%
2012	37	$3.49 to $1.35	$109	5.98%	1.00%	to	2.05%	12.08%		to	10.91%
2011	56	$3.11 to $1.22	$148	2.95%	1.00%	to	2.05%	5.45%		to	4.35%
2010	66	$2.95 to $1.17	$180	2.90%	1.00%	to	2.05%	12.38%		to	15.57	%(5)
2009	62	$2.63 to $0.83	$156	6.02%	1.00%	to	2.00%	31.55%		to	30.24%

MS UIF Global Real Est, Cl II
2013	57	$1.41 to $1.36	$52	3.59%	1.00%	to	2.05%	1.61%		to	0.55%
2012	58	$1.39 to $1.35	$53	0.55%	1.00%	to	2.05%	28.65%		to	27.30%
2011	60	$1.08 to $1.06	$42	3.39%	1.00%	to	2.05%	(11.04%)		to	(11.97%)
2010	19	$1.21 to $1.21	$16	0.63%	1.00%	to	2.05%	19.80	%(5)	to	19.24	%(5)
2009	1,096	$0.66 to $0.66	$714	0.02%	1.05%	to	2.00%	39.94%		to	38.62%

MS UIF Mid Cap Gro, Cl II
2013	—	$1.69 to $1.63	$2	0.24%	1.00%	to	2.05%	36.11%		to	34.70%
2012	—	$1.24 to $1.21	$2	—	1.00%	to	2.05%	7.41%		to	6.29%
2011	—	$1.16 to $1.14	$2	0.24%	1.00%	to	2.05%	(8.10%)		to	(9.06%)
2010	—	$1.26 to $1.26	$2	—	1.00%	to	2.05%	25.72	%(5)	to	25.13	%(5)
2009	—	$0.92 to $0.80	$1	—	1.05%	to	2.00%	55.72%		to	54.25%

Oppen Cap Appr VA, Serv
2013	1,536	$2.10 to $1.62	$2,897	0.74%	1.00%	to	2.05%	28.14%		to	26.80%
2012	1,811	$1.64 to $1.28	$2,654	0.38%	1.00%	to	2.05%	12.67%		to	11.49%
2011	2,156	$1.45 to $1.15	$2,829	0.11%	1.00%	to	2.05%	(2.35%)		to	(3.37%)
2010	2,463	$1.49 to $1.19	$3,342	—	1.00%	to	2.05%	8.06%		to	18.13	%(5)
2009	2,502	$1.38 to $0.73	$3,150	0.01%	1.00%	to	2.00%	42.72%		to	41.30%

Oppen Global VA, Serv
2013	144	$3.19 to $1.56	$424	1.14%	1.00%	to	2.05%	25.73%		to	24.41%
2012	176	$2.54 to $1.25	$416	1.86%	1.00%	to	2.05%	19.74%		to	18.49%
2011	190	$2.12 to $1.06	$378	1.07%	1.00%	to	2.05%	(9.44%)		to	(10.38%)
2010	247	$2.34 to $1.18	$546	1.18%	1.00%	to	2.05%	14.55%		to	17.64	%(5)
2009	235	$2.04 to $0.76	$452	2.03%	1.00%	to	2.00%	37.97%		to	36.59%

Oppen Global Strategic Inc VA, Srv
2013	1,576	$1.76 to $1.14	$2,589	4.71%	1.00%	to	2.05%	(1.36%)		to	(2.39%)
2012	1,932	$1.79 to $1.16	$3,217	5.51%	1.00%	to	2.05%	12.02%		to	10.86%
2011	2,286	$1.59 to $1.05	$3,400	2.95%	1.00%	to	2.05%	(0.35%)		to	(1.39%)
2010	2,833	$1.60 to $1.06	$4,273	12.14%	1.00%	to	2.05%	13.63%		to	6.38	%(5)
2009	6,588	$1.41 to $0.99	$8,378	0.23%	1.00%	to	2.00%	17.23%		to	16.05%

Oppen Main St Sm Cap VA, Serv
2013	530	$3.46 to $1.85	$1,583	0.70%	1.00%	to	2.05%	39.22%		to	37.77%
2012	627	$2.49 to $1.35	$1,317	0.32%	1.00%	to	2.05%	16.50%		to	15.28%
2011	709	$2.13 to $1.17	$1,305	0.41%	1.00%	to	2.05%	(3.35%)		to	(4.36%)
2010	863	$2.21 to $1.22	$1,686	0.43%	1.00%	to	2.05%	21.83%		to	21.25	%(5)
2009	1,171	$1.81 to $0.77	$1,905	0.64%	1.00%	to	2.00%	35.52%		to	34.18%

PIMCO VIT All Asset, Advisor Cl
2013	33	$1.21 to $1.16	$44	3.89%	1.00%	to	2.05%	(0.89%)		to	(1.92%)
2012	82	$1.22 to $1.19	$108	4.83%	1.00%	to	2.05%	13.67%		to	12.47%
2011	86	$1.07 to $1.06	$99	7.38%	1.00%	to	2.05%	0.91%		to	(0.13%)
2010	98	$1.06 to $1.06	$113	4.47%	1.00%	to	2.05%	6.44	%(5)	to	5.94	%(5)
2009	2,394	$1.04 to $0.99	$2,461	6.47%	1.05%	to	2.00%	20.16%		to	19.01%

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  75

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Aggr, Cl 2
2013	378	$1.51 to $1.45	$543	—	1.00%	to	2.05%	19.54%		to	18.29%
2012	381	$1.26 to $1.23	$461	—	1.00%	to	2.05%	12.58%		to	11.40%
2011	386	$1.12 to $1.10	$416	—	1.00%	to	2.05%	(4.06%)		to	(5.06%)
2010	598	$1.17 to $1.16	$672	—	1.00%	to	2.05%	16.59	%(5)	to	16.04	%(5)

VP Aggr, Cl 4
2013	6,189	$1.51 to $1.45	$8,874	—	1.00%	to	2.05%	19.51%		to	18.26%
2012	7,397	$1.26 to $1.23	$8,904	—	1.00%	to	2.05%	12.56%		to	11.38%
2011	8,804	$1.12 to $1.10	$9,441	—	1.00%	to	2.05%	(3.88%)		to	(4.88%)
2010	10,578	$1.17 to $1.16	$11,834	—	1.00%	to	2.05%	16.59	%(5)	to	16.04	%(5)

VP BR Gl Infl Prot Sec, Cl 3
2013	103	$1.09 to $1.05	$133	—	1.00%	to	2.05%	(6.41%)		to	(7.40%)
2012	155	$1.16 to $1.13	$211	4.31%	1.00%	to	2.05%	4.55%		to	3.47%
2011	165	$1.11 to $1.09	$215	7.37%	1.00%	to	2.05%	8.94%		to	7.80%
2010	191	$1.02 to $1.01	$228	0.30%	1.00%	to	2.05%	1.79	%(5)	to	1.31	%(5)
2009	3,879	$1.15 to $1.06	$4,406	9.73%	1.05%	to	2.00%	5.72%		to	4.72%

VP Conserv, Cl 2
2013	292	$1.16 to $1.12	$335	—	1.00%	to	2.05%	2.16%		to	1.08%
2012	783	$1.14 to $1.11	$882	—	1.00%	to	2.05%	6.21%		to	5.09%
2011	448	$1.07 to $1.06	$477	—	1.00%	to	2.05%	2.21%		to	1.15%
2010	319	$1.05 to $1.04	$333	—	1.00%	to	2.05%	4.94	%(5)	to	4.44	%(5)

VP Conserv, Cl 4
2013	2,943	$1.16 to $1.12	$3,369	—	1.00%	to	2.05%	2.07%		to	1.00%
2012	3,607	$1.14 to $1.11	$4,056	—	1.00%	to	2.05%	6.21%		to	5.09%
2011	3,908	$1.07 to $1.06	$4,148	—	1.00%	to	2.05%	2.21%		to	1.15%
2010	3,945	$1.05 to $1.05	$4,110	—	1.00%	to	2.05%	5.04	%(5)	to	4.55	%(5)

VP Mod, Cl 2
2013	5,099	$1.33 to $1.28	$6,580	—	1.00%	to	2.05%	10.25%		to	9.10%
2012	5,592	$1.21 to $1.18	$6,580	—	1.00%	to	2.05%	9.77%		to	8.61%
2011	5,663	$1.10 to $1.08	$6,101	—	1.00%	to	2.05%	(0.72%)		to	(1.76%)
2010	4,784	$1.11 to $1.10	$5,220	—	1.00%	to	2.05%	10.83	%(5)	to	10.30	%(5)

VP Mod, Cl 4
2013	20,606	$1.33 to $1.29	$26,757	—	1.00%	to	2.05%	10.32%		to	9.17%
2012	23,774	$1.21 to $1.18	$28,087	—	1.00%	to	2.05%	9.76%		to	8.61%
2011	26,223	$1.10 to $1.08	$28,315	—	1.00%	to	2.05%	(0.63%)		to	(1.67%)
2010	26,510	$1.11 to $1.10	$28,907	—	1.00%	to	2.05%	10.83	%(5)	to	10.30	%(5)

VP Mod Aggr, Cl 2
2013	3,862	$1.42 to $1.37	$5,255	—	1.00%	to	2.05%	14.92%		to	13.72%
2012	3,804	$1.23 to $1.20	$4,529	—	1.00%	to	2.05%	11.13%		to	9.96%
2011	4,000	$1.11 to $1.09	$4,309	—	1.00%	to	2.05%	(2.40%)		to	(3.42%)
2010	3,015	$1.14 to $1.13	$3,351	—	1.00%	to	2.05%	13.67	%(5)	to	13.13	%(5)

VP Mod Aggr, Cl 4
2013	14,569	$1.42 to $1.37	$19,937	—	1.00%	to	2.05%	14.90%		to	13.70%
2012	18,996	$1.23 to $1.20	$22,701	—	1.00%	to	2.05%	11.10%		to	9.93%
2011	21,051	$1.11 to $1.09	$22,724	—	1.00%	to	2.05%	(2.31%)		to	(3.33%)
2010	22,200	$1.14 to $1.13	$24,626	—	1.00%	to	2.05%	13.66	%(5)	to	13.12	%(5)

VP Mod Conserv, Cl 2
2013	1,892	$1.24 to $1.20	$2,299	—	1.00%	to	2.05%	6.07%		to	4.95%
2012	1,769	$1.17 to $1.14	$2,033	—	1.00%	to	2.05%	7.67%		to	6.54%
2011	1,814	$1.09 to $1.07	$1,946	—	1.00%	to	2.05%	0.85%		to	(0.20%)
2010	1,247	$1.08 to $1.07	$1,335	—	1.00%	to	2.05%	7.76	%(5)	to	7.24	%(5)

VP Mod Conserv, Cl 4
2013	2,573	$1.24 to $1.20	$3,137	—	1.00%	to	2.05%	6.05%		to	4.94%
2012	2,808	$1.17 to $1.14	$3,231	—	1.00%	to	2.05%	7.75%		to	6.61%
2011	3,144	$1.09 to $1.07	$3,373	—	1.00%	to	2.05%	0.94%		to	(0.11%)
2010	3,995	$1.08 to $1.07	$4,267	—	1.00%	to	2.05%	7.75	%(5)	to	7.24	%(5)

76  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Ptnrs Sm Cap Val, Cl 3
2013	410	$3.35 to $1.69	$902	—	1.00%	to	2.05%	33.47%		to	32.07%
2012	631	$2.51 to $1.28	$1,092	—	1.00%	to	2.05%	12.38%		to	11.20%
2011	780	$2.23 to $1.15	$1,255	—	1.00%	to	2.05%	(5.40%)		to	(6.39%)
2010	803	$2.36 to $1.23	$1,386	—	1.00%	to	2.05%	23.20%		to	22.62	%(5)
2009	926	$1.91 to $0.83	$1,308	—	1.00%	to	2.00%	35.19%		to	33.85%

VP Sit Divd Gro, Cl 3
2013	78	$1.55 to $1.49	$87	—	1.00%	to	2.05%	27.13%		to	25.80%
2012	91	$1.22 to $1.19	$81	—	1.00%	to	2.05%	9.59%		to	8.44%
2011	92	$1.11 to $1.10	$75	—	1.00%	to	2.05%	(4.46%)		to	(5.46%)
2010	75	$1.16 to $1.16	$65	—	1.00%	to	2.05%	16.45	%(5)	to	15.90	%(5)
2009	6,018	$0.78 to $0.76	$4,680	—	1.05%	to	2.00%	29.96%		to	28.73%

VP Vty Estb Val, Cl 3
2013	30	$1.78 to $1.71	$54	—	1.00%	to	2.05%	34.52%		to	33.12%
2012	30	$1.32 to $1.29	$40	—	1.00%	to	2.05%	15.85%		to	14.64%
2011	30	$1.14 to $1.12	$35	—	1.00%	to	2.05%	(7.37%)		to	(8.33%)
2010	—	$1.23 to $1.22	$1	—	1.00%	to	2.05%	22.98	%(5)	to	22.40	%(5)
2009	—	$0.98 to $0.79	$1	—	1.05%	to	2.00%	35.20%		to	33.92%

Wanger Intl
2013	350	$1.50 to $1.45	$839	2.53%	1.00%	to	2.05%	21.15%		to	19.88%
2012	507	$1.24 to $1.21	$1,005	1.16%	1.00%	to	2.05%	20.36%		to	19.09%
2011	641	$1.03 to $1.01	$1,061	4.79%	1.00%	to	2.05%	(15.47%)		to	(16.36%)
2010	631	$1.22 to $1.21	$1,239	1.65%	1.00%	to	2.05%	21.78	%(5)	to	21.20	%(5)
2009	1,939	$1.13 to $0.76	$2,718	3.84%	1.05%	to	2.00%	48.22%		to	46.81%

Wanger USA
2013	257	$1.94 to $1.87	$490	0.14%	1.00%	to	2.05%	32.43%		to	31.04%
2012	431	$1.46 to $1.42	$624	0.30%	1.00%	to	2.05%	18.83%		to	17.58%
2011	547	$1.23 to $1.21	$668	—	1.00%	to	2.05%	(4.45%)		to	(5.45%)
2010	612	$1.29 to $1.28	$786	—	1.00%	to	2.05%	28.07	%(5)	to	27.46	%(5)
2009	1,813	$0.95 to $0.80	$1,832	—	1.05%	to	2.00%	40.74%		to	39.41%

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on July 19, 2010.
(6)	New subaccount operations commenced on April 27, 2012.
(7)	New subaccount operations commenced on April 26, 2013.
(8)	New subaccount operations commenced on Nov. 18, 2013.

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  77

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.79	$1.04	$0.90	$0.59	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.87	$0.79	$1.04	$0.90	$0.59	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.16	$1.00	$0.96	$0.87	$0.73	$1.26	$1.22	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.53	$1.16	$1.00	$0.96	$0.87	$0.73	$1.26	$1.22	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$0.92	$0.82	$1.04	$1.01	$0.76	$1.67	$1.60	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.11	$0.92	$0.82	$1.04	$1.01	$0.76	$1.67	$1.60	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	28	46	43	39	269	262	105	43	28	1

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.01	$0.88	$0.67	$1.16	$0.98	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.50	$1.12	$1.00	$1.01	$0.88	$0.67	$1.16	$0.98	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	26	45	46	52	53	53	49	99	36	—

American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.09	$0.98	$0.83	$1.16	$1.24	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.57	$1.22	$1.08	$1.09	$0.98	$0.83	$1.16	$1.24	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	27	27	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.04	$1.06	$1.07	$1.07	$1.04	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.02	$1.04	$1.06	$1.07	$1.07	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	209	6	3	6	4	1

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.24	$1.18	$1.11	$0.99	$1.07	$1.04	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.26	$1.31	$1.24	$1.18	$1.11	$0.99	$1.07	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	7	4	5	946	569	475	98	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.23	$1.07	$0.86	$1.46	$1.38	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$1.61	$1.29	$1.15	$1.23	$1.07	$0.86	$1.46	$1.38	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	46	71	69	75	790	522	227	110	51	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.15	$1.81	$2.33	$1.98	$1.16	$2.54	$1.87	$1.42	$1.08	$1.00
Accumulation unit value at end of period	$2.07	$2.15	$1.81	$2.33	$1.98	$1.16	$2.54	$1.87	$1.42	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11	14	14	13	109	125	48	27	15	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.46	$1.40	$1.25	$0.83	$1.13	$1.12	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.73	$1.66	$1.46	$1.40	$1.25	$0.83	$1.13	$1.12	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	31	31	32	9	9	10	11	18	9	1

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.42	$1.36	$1.22	$0.87	$1.09	$1.08	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.65	$1.60	$1.42	$1.36	$1.22	$0.87	$1.09	$1.08	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	2	2	484	214	139	26	—	—

78  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.32	$1.18	$0.94	$1.60	$1.45	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.58	$1.31	$1.13	$1.32	$1.18	$0.94	$1.60	$1.45	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$0.90	$0.67	$1.22	$1.21	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.16	$0.99	$1.04	$0.90	$0.67	$1.22	$1.21	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.14	$1.02	$0.99	$0.85	$0.70	$1.23	$1.22	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.50	$1.14	$1.02	$0.99	$0.85	$0.70	$1.23	$1.22	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	15	15	2

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	3	4	869	443	185	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$0.94	$0.76	$1.23	$1.19	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.56	$1.20	$1.06	$1.06	$0.94	$0.76	$1.23	$1.19	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.22	$1.33	$1.07	$0.87	$1.23	$1.28	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.77	$1.34	$1.22	$1.33	$1.07	$0.87	$1.23	$1.28	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	4	2	2	489	265	137	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.06	$1.06	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	67	67	67	—	139	19	16	8	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	6	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  79

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.01	$0.91	$1.14	$1.12	$0.87	$1.41	$1.38	$1.15	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.01	$0.91	$1.14	$1.12	$0.87	$1.41	$1.38	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	3	2	2	336	161	111	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.23	$1.29	$1.12	$0.84	$1.50	$1.30	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.81	$1.41	$1.23	$1.29	$1.12	$0.84	$1.50	$1.30	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	56	83	84	79	215	429	291	197	105	43

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.20	$1.14	$1.00	$1.05	$1.03	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.26	$1.31	$1.26	$1.20	$1.14	$1.00	$1.05	$1.03	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	36	41	38	47	470	281	264	87	52	3

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.38	$1.58	$1.25	$0.91	$1.53	$1.35	$1.22	$1.05	$1.00
Accumulation unit value at end of period	$2.08	$1.56	$1.38	$1.58	$1.25	$0.91	$1.53	$1.35	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	42	48	47	13	181	189	73	27	12	—

Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.24	$1.12	$0.90	$1.63	$1.42	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.53	$1.19	$1.01	$1.24	$1.12	$0.90	$1.63	$1.42	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	6	3	—

FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.25	$1.13	$0.84	$1.22	$1.20	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.26	$1.25	$1.13	$0.84	$1.22	$1.20	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.61	$1.65	$1.47	$1.26	$1.20	$1.10	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.82	$1.82	$1.61	$1.65	$1.47	$1.26	$1.20	$1.10	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	10	12	12	13	342	213	198	62	19	1

FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.04	$0.98	$0.76	$1.34	$1.34	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.45	$1.13	$0.95	$1.04	$0.98	$0.76	$1.34	$1.34	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.34	$1.09	$0.83	$1.34	$1.32	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.87	$1.43	$1.23	$1.34	$1.09	$0.83	$1.34	$1.32	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	12	20	20	22	173	183	138	44	18	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$1.01	$1.05	$0.92	$0.73	$1.16	$1.20	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.57	$1.18	$1.01	$1.05	$0.92	$0.73	$1.16	$1.20	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	50	84	88	98	346	337	201	143	72	1

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	3	3	691	220	82	—	—	—

80  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	3	3	743	458	213	—	—	—

MFS® Total Return Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.10	$1.02	$0.88	$1.16	$1.13	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.40	$1.20	$1.10	$1.10	$1.02	$0.88	$1.16	$1.13	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.04	$1.83	$1.75	$1.57	$1.20	$1.96	$1.56	$1.21	$1.06	$1.00
Accumulation unit value at end of period	$2.41	$2.04	$1.83	$1.75	$1.57	$1.20	$1.96	$1.56	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	—	—	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	47	1	154	161	45	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$0.98	$1.01	$0.94	$0.66	$1.24	$1.11	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.40	$1.10	$0.98	$1.01	$0.94	$0.66	$1.24	$1.11	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	37	49	49	36	34	81	75	75	63	35

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.19	$1.32	$1.16	$0.85	$1.44	$1.38	$1.20	$1.07	$1.00
Accumulation unit value at end of period	$1.76	$1.41	$1.19	$1.32	$1.16	$0.85	$1.44	$1.38	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.29	$1.14	$0.98	$1.17	$1.08	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.39	$1.42	$1.28	$1.29	$1.14	$0.98	$1.17	$1.08	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	25	31	29	33	685	408	319	107	61	27

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.22	$1.01	$0.75	$1.23	$1.27	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.88	$1.36	$1.17	$1.22	$1.01	$0.75	$1.23	$1.27	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	—	—	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	1	1	388	372	237	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	270	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	579	735	832	1,055	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	3	3	674	211	180	57	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  81

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	167	171	314	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,464	2,641	2,786	2,308	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,182	3,119	4,088	4,526	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,400	2,471	2,528	1,657	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,890	2,960	3,588	3,737	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	119	122	124	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	536	1,069	1,165	1,202	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.33	$1.09	$0.81	$1.21	$1.29	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.85	$1.40	$1.25	$1.33	$1.09	$0.81	$1.21	$1.29	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	29	41	42	31	33	35	35	37	29	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	50	45	4	900	388	173	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.22	$1.02	$0.76	$1.22	$1.17	$1.03	$1.04	$1.00
Accumulation unit value at end of period	$1.73	$1.30	$1.13	$1.22	$1.02	$0.76	$1.22	$1.17	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	—	—	—	—	—	—	—

Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$1.94	$1.62	$1.93	$1.57	$1.07	$2.00	$1.75	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$2.33	$1.94	$1.62	$1.93	$1.57	$1.07	$2.00	$1.75	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	13	19	20	20	156	176	67	37	22	—

Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.19	$1.26	$1.04	$0.74	$1.25	$1.21	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.85	$1.41	$1.19	$1.26	$1.04	$0.74	$1.25	$1.21	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	11	18	18	20	170	121	60	25	17	—

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.75	$0.67	$0.89	$0.77	$0.51	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.75	$0.67	$0.89	$0.77	$0.51	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.77	$0.74	$0.67	$0.56	$0.97	$1.00
Accumulation unit value at end of period	$1.17	$0.89	$0.77	$0.74	$0.67	$0.56	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

82  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

AllianceBernstein VPS International Value Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.52	$0.46	$0.58	$0.57	$0.43	$0.94	$1.00
Accumulation unit value at end of period	$0.63	$0.52	$0.46	$0.58	$0.57	$0.43	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (10/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.98	$1.01	$0.86	$0.68	$0.91	$1.00
Accumulation unit value at end of period	$1.43	$1.12	$0.98	$1.01	$0.86	$0.68	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	1	—

American Century VP Ultra®, Class II (10/01/2007)
Accumulation unit value at beginning of period	$0.99	$0.89	$0.89	$0.79	$0.59	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$0.99	$0.89	$0.89	$0.79	$0.59	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Value, Class II (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.84	$0.85	$0.76	$0.65	$0.90	$1.00
Accumulation unit value at end of period	$1.22	$0.94	$0.84	$0.85	$0.76	$0.65	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (10/01/2007)
Accumulation unit value at beginning of period	$1.16	$0.99	$0.99	$0.81	$0.57	$0.99	$1.00
Accumulation unit value at end of period	$1.67	$1.16	$0.99	$0.99	$0.81	$0.57	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.98	$0.99	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.92	$0.94	$0.96	$0.98	$0.99	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	115	154	154	157	160	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.11	$1.05	$0.93	$1.01	$1.00
Accumulation unit value at end of period	$1.18	$1.23	$1.17	$1.11	$1.05	$0.93	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.75	$0.80	$0.70	$0.56	$0.96	$1.00
Accumulation unit value at end of period	$1.04	$0.84	$0.75	$0.80	$0.70	$0.56	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.74	$0.96	$0.82	$0.48	$1.05	$1.00
Accumulation unit value at end of period	$0.85	$0.88	$0.74	$0.96	$0.82	$0.48	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.22	$1.09	$0.72	$0.98	$1.00
Accumulation unit value at end of period	$1.49	$1.43	$1.26	$1.22	$1.09	$0.72	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.44	$1.27	$1.22	$1.10	$0.79	$0.99	$1.00
Accumulation unit value at end of period	$1.48	$1.44	$1.27	$1.22	$1.10	$0.79	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.70	$0.82	$0.73	$0.58	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.81	$0.70	$0.82	$0.73	$0.58	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.76	$0.80	$0.69	$0.51	$0.94	$1.00
Accumulation unit value at end of period	$1.14	$0.89	$0.76	$0.80	$0.69	$0.51	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.78	$0.76	$0.66	$0.54	$0.95	$1.00
Accumulation unit value at end of period	$1.15	$0.87	$0.78	$0.76	$0.66	$0.54	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  83

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.85	$0.89	$0.74	$0.60	$1.01	$1.00
Accumulation unit value at end of period	$1.25	$0.94	$0.85	$0.89	$0.74	$0.60	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (10/01/2007)
Accumulation unit value at beginning of period	$0.73	$0.63	$0.77	$0.69	$0.51	$1.01	$1.00
Accumulation unit value at end of period	$0.87	$0.73	$0.63	$0.77	$0.69	$0.51	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.78	$0.86	$0.72	$0.52	$0.96	$1.00
Accumulation unit value at end of period	$1.22	$0.90	$0.78	$0.86	$0.72	$0.52	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.83	$0.83	$0.73	$0.59	$0.96	$1.00
Accumulation unit value at end of period	$1.21	$0.94	$0.83	$0.83	$0.73	$0.59	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (10/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.95	$1.03	$0.83	$0.67	$0.95	$1.00
Accumulation unit value at end of period	$1.36	$1.03	$0.95	$1.03	$0.83	$0.67	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.01	$1.00	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$1.01	$1.01	$1.01	$1.00	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (10/01/2007)
Accumulation unit value at beginning of period	$0.76	$0.79	$0.92	$0.80	$0.68	$1.05	$1.00
Accumulation unit value at end of period	$0.67	$0.76	$0.79	$0.92	$0.80	$0.68	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.77	$0.64	$0.76	$0.71	$0.58	$1.02	$1.00
Accumulation unit value at end of period	$0.89	$0.77	$0.64	$0.76	$0.71	$0.58	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.69	$0.63	$0.79	$0.77	$0.60	$0.97	$1.00
Accumulation unit value at end of period	$0.83	$0.69	$0.63	$0.79	$0.77	$0.60	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (10/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.08	$1.01	$0.71	$0.99	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.09	$1.08	$1.01	$0.71	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.82	$0.86	$0.75	$0.56	$1.00	$1.00
Accumulation unit value at end of period	$1.21	$0.94	$0.82	$0.86	$0.75	$0.56	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	1	—

84  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.09	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.25	$1.21	$1.15	$1.09	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.99	$0.88	$1.00	$0.79	$0.58	$0.97	$1.00
Accumulation unit value at end of period	$1.32	$0.99	$0.88	$1.00	$0.79	$0.58	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.73	$0.61	$0.76	$0.68	$0.55	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$0.73	$0.61	$0.76	$0.68	$0.55	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.10	$1.00	$0.99	$0.90	$0.67	$0.98	$1.00
Accumulation unit value at end of period	$1.24	$1.10	$1.00	$0.99	$0.90	$0.67	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.34	$1.38	$1.23	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.51	$1.52	$1.34	$1.38	$1.23	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.68	$0.75	$0.71	$0.55	$0.97	$1.00
Accumulation unit value at end of period	$1.04	$0.81	$0.68	$0.75	$0.71	$0.55	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.96	$0.78	$0.60	$0.96	$1.00
Accumulation unit value at end of period	$1.34	$1.02	$0.88	$0.96	$0.78	$0.60	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00
Accumulation unit value at end of period	$1.20	$0.88	$0.79	$0.77	$0.69	$0.58	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.85	$0.74	$0.59	$0.94	$1.00
Accumulation unit value at end of period	$1.27	$0.95	$0.81	$0.85	$0.74	$0.59	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	1	—

Invesco V.I. Global Health Care Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.94	$0.92	$0.89	$0.71	$1.02	$1.00
Accumulation unit value at end of period	$1.53	$1.11	$0.94	$0.92	$0.89	$0.71	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.76	$0.83	$0.75	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$1.01	$0.86	$0.76	$0.83	$0.75	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.88	$0.78	$0.59	$0.99	$1.00
Accumulation unit value at end of period	$1.21	$0.95	$0.81	$0.88	$0.78	$0.59	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (10/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.93	$0.93	$0.86	$0.75	$0.98	$1.00
Accumulation unit value at end of period	$1.18	$1.01	$0.93	$0.93	$0.86	$0.75	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  85

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

MFS® Utilities Series – Service Class (10/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.97	$0.93	$0.83	$0.64	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.08	$0.97	$0.93	$0.83	$0.64	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.71	$0.80	$0.67	$0.48	$0.88	$1.00
Accumulation unit value at end of period	$0.91	$0.90	$0.71	$0.80	$0.67	$0.48	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.95	$1.04	$0.80	$0.52	$0.99	$1.00
Accumulation unit value at end of period	$1.36	$1.01	$0.95	$1.04	$0.80	$0.52	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.76	$0.78	$0.73	$0.52	$0.97	$1.00
Accumulation unit value at end of period	$1.08	$0.85	$0.76	$0.78	$0.73	$0.52	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—

Oppenheimer Global Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.78	$0.87	$0.76	$0.56	$0.95	$1.00
Accumulation unit value at end of period	$1.15	$0.92	$0.78	$0.87	$0.76	$0.56	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.13	$1.00	$0.86	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.24	$1.11	$1.13	$1.00	$0.86	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.89	$0.93	$0.77	$0.57	$0.94	$1.00
Accumulation unit value at end of period	$1.43	$1.03	$0.89	$0.93	$0.77	$0.57	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (10/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.10	$0.99	$0.83	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.10	$1.10	$0.99	$0.83	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.09	$1.07	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.22	$1.18	$1.09	$1.07	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	358	361	365	282	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

86  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	102	103	105	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.06	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	631	645	657	105	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.96	$1.02	$0.84	$0.62	$0.93	$1.00
Accumulation unit value at end of period	$1.42	$1.07	$0.96	$1.02	$0.84	$0.62	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.79	$0.83	$0.76	$0.59	$0.98	$1.00
Accumulation unit value at end of period	$1.08	$0.86	$0.79	$0.83	$0.76	$0.59	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.87	$0.95	$0.79	$0.59	$0.95	$1.00
Accumulation unit value at end of period	$1.34	$1.00	$0.87	$0.95	$0.79	$0.59	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Wanger International (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.79	$0.94	$0.76	$0.52	$0.97	$1.00
Accumulation unit value at end of period	$1.13	$0.94	$0.79	$0.94	$0.76	$0.52	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Wanger USA (10/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.92	$0.97	$0.80	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$1.42	$1.08	$0.92	$0.97	$0.80	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.74	$0.67	$0.89	$0.77	$0.51	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.74	$0.67	$0.89	$0.77	$0.51	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.77	$0.74	$0.67	$0.56	$0.97	$1.00
Accumulation unit value at end of period	$1.17	$0.88	$0.77	$0.74	$0.67	$0.56	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.52	$0.46	$0.58	$0.57	$0.43	$0.94	$1.00
Accumulation unit value at end of period	$0.62	$0.52	$0.46	$0.58	$0.57	$0.43	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	38	22	5

American Century VP Mid Cap Value, Class II (10/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.98	$1.01	$0.86	$0.68	$0.91	$1.00
Accumulation unit value at end of period	$1.42	$1.12	$0.98	$1.01	$0.86	$0.68	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (10/01/2007)
Accumulation unit value at beginning of period	$0.98	$0.88	$0.89	$0.78	$0.59	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$0.98	$0.88	$0.89	$0.78	$0.59	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  87

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

American Century VP Value, Class II (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.84	$0.85	$0.76	$0.65	$0.90	$1.00
Accumulation unit value at end of period	$1.21	$0.94	$0.84	$0.85	$0.76	$0.65	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (10/01/2007)
Accumulation unit value at beginning of period	$1.15	$0.98	$0.99	$0.80	$0.57	$0.99	$1.00
Accumulation unit value at end of period	$1.66	$1.15	$0.98	$0.99	$0.80	$0.57	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.97	$0.99	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.92	$0.94	$0.95	$0.97	$0.99	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	13	5	7

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.11	$1.04	$0.93	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.23	$1.16	$1.11	$1.04	$0.93	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	78	26	14

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.75	$0.80	$0.70	$0.56	$0.96	$1.00
Accumulation unit value at end of period	$1.04	$0.84	$0.75	$0.80	$0.70	$0.56	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	97	40	8

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.74	$0.96	$0.81	$0.48	$1.05	$1.00
Accumulation unit value at end of period	$0.84	$0.88	$0.74	$0.96	$0.81	$0.48	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	21	14	2

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.21	$1.08	$0.72	$0.98	$1.00
Accumulation unit value at end of period	$1.48	$1.43	$1.26	$1.21	$1.08	$0.72	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.43	$1.27	$1.22	$1.10	$0.79	$0.99	$1.00
Accumulation unit value at end of period	$1.47	$1.43	$1.27	$1.22	$1.10	$0.79	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	48	11	2

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.70	$0.81	$0.73	$0.58	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.81	$0.70	$0.81	$0.73	$0.58	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.75	$0.79	$0.69	$0.51	$0.94	$1.00
Accumulation unit value at end of period	$1.14	$0.89	$0.75	$0.79	$0.69	$0.51	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.78	$0.75	$0.66	$0.54	$0.95	$1.00
Accumulation unit value at end of period	$1.14	$0.87	$0.78	$0.75	$0.66	$0.54	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

88  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (10/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.85	$0.88	$0.74	$0.60	$1.01	$1.00
Accumulation unit value at end of period	$1.24	$0.93	$0.85	$0.88	$0.74	$0.60	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	86	27	6

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (10/01/2007)
Accumulation unit value at beginning of period	$0.73	$0.63	$0.77	$0.69	$0.51	$1.01	$1.00
Accumulation unit value at end of period	$0.86	$0.73	$0.63	$0.77	$0.69	$0.51	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.77	$0.86	$0.72	$0.52	$0.96	$1.00
Accumulation unit value at end of period	$1.22	$0.90	$0.77	$0.86	$0.72	$0.52	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.83	$0.73	$0.59	$0.96	$1.00
Accumulation unit value at end of period	$1.21	$0.93	$0.82	$0.83	$0.73	$0.59	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (10/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.94	$1.02	$0.82	$0.67	$0.95	$1.00
Accumulation unit value at end of period	$1.35	$1.03	$0.94	$1.02	$0.82	$0.67	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	58	18	5

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.01	$1.00	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$0.96	$1.00	$1.00	$1.01	$1.00	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	8	2	3

Credit Suisse Trust – Commodity Return Strategy Portfolio (10/01/2007)
Accumulation unit value at beginning of period	$0.75	$0.79	$0.92	$0.80	$0.68	$1.05	$1.00
Accumulation unit value at end of period	$0.66	$0.75	$0.79	$0.92	$0.80	$0.68	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.76	$0.63	$0.76	$0.70	$0.57	$1.02	$1.00
Accumulation unit value at end of period	$0.88	$0.76	$0.63	$0.76	$0.70	$0.57	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.69	$0.62	$0.78	$0.77	$0.60	$0.97	$1.00
Accumulation unit value at end of period	$0.83	$0.69	$0.62	$0.78	$0.77	$0.60	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (10/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.08	$1.07	$1.00	$0.71	$0.99	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.08	$1.07	$1.00	$0.71	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	27	8	3

Fidelity® VIP Contrafund® Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.86	$0.75	$0.56	$1.00	$1.00
Accumulation unit value at end of period	$1.20	$0.93	$0.82	$0.86	$0.75	$0.56	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	18	25	7

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.15	$1.09	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$1.20	$1.25	$1.20	$1.15	$1.09	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	35	11	7

Fidelity® VIP Mid Cap Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.98	$0.87	$1.00	$0.79	$0.58	$0.97	$1.00
Accumulation unit value at end of period	$1.31	$0.98	$0.87	$1.00	$0.79	$0.58	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	24	13	3

Fidelity® VIP Overseas Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.72	$0.61	$0.75	$0.68	$0.55	$1.00	$1.00
Accumulation unit value at end of period	$0.92	$0.72	$0.61	$0.75	$0.68	$0.55	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  89

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

FTVIPT Franklin Income VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.10	$0.99	$0.99	$0.90	$0.67	$0.97	$1.00
Accumulation unit value at end of period	$1.23	$1.10	$0.99	$0.99	$0.90	$0.67	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.51	$1.34	$1.37	$1.22	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.50	$1.51	$1.34	$1.37	$1.22	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	31	11	5

FTVIPT Templeton Growth VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.68	$0.74	$0.71	$0.55	$0.97	$1.00
Accumulation unit value at end of period	$1.04	$0.81	$0.68	$0.74	$0.71	$0.55	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.95	$0.78	$0.60	$0.96	$1.00
Accumulation unit value at end of period	$1.33	$1.02	$0.88	$0.95	$0.78	$0.60	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	18	10	3

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	$1.00
Accumulation unit value at end of period	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.84	$0.74	$0.59	$0.94	$1.00
Accumulation unit value at end of period	$1.26	$0.95	$0.81	$0.84	$0.74	$0.59	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	29	17	4

Invesco V.I. Global Health Care Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.10	$0.93	$0.92	$0.89	$0.71	$1.02	$1.00
Accumulation unit value at end of period	$1.52	$1.10	$0.93	$0.92	$0.89	$0.71	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.76	$0.83	$0.75	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$1.00	$0.86	$0.76	$0.83	$0.75	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	66	13	2

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.88	$0.78	$0.59	$0.99	$1.00
Accumulation unit value at end of period	$1.20	$0.94	$0.81	$0.88	$0.78	$0.59	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	70	26	7

MFS® Total Return Series – Service Class (10/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.93	$0.93	$0.86	$0.75	$0.98	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$0.93	$0.93	$0.86	$0.75	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	—	—	—

MFS® Utilities Series – Service Class (10/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.96	$0.92	$0.83	$0.64	$1.04	$1.00
Accumulation unit value at end of period	$1.26	$1.07	$0.96	$0.92	$0.83	$0.64	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.70	$0.80	$0.66	$0.48	$0.88	$1.00
Accumulation unit value at end of period	$0.90	$0.90	$0.70	$0.80	$0.66	$0.48	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	13	9	1

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.94	$1.04	$0.80	$0.52	$0.99	$1.00
Accumulation unit value at end of period	$1.35	$1.00	$0.94	$1.04	$0.80	$0.52	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

90  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Oppenheimer Capital Appreciation Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.76	$0.78	$0.73	$0.52	$0.97	$1.00
Accumulation unit value at end of period	$1.07	$0.84	$0.76	$0.78	$0.73	$0.52	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.77	$0.86	$0.76	$0.56	$0.95	$1.00
Accumulation unit value at end of period	$1.15	$0.92	$0.77	$0.86	$0.76	$0.56	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.12	$1.00	$0.86	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.23	$1.11	$1.12	$1.00	$0.86	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	63	19	7

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.89	$0.93	$0.77	$0.57	$0.94	$1.00
Accumulation unit value at end of period	$1.42	$1.03	$0.89	$0.93	$0.77	$0.57	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (10/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.10	$0.99	$0.83	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.24	$1.10	$1.10	$0.99	$0.83	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	35	20	7

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.18	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.18	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	50	51	51	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.17	$1.09	$1.06	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.22	$1.17	$1.09	$1.06	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	59	11	6

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	94	98	102	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	906	931	961	1,058	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	286	288	290	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  91

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.14	$1.06	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	31	32	32	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.02	$0.84	$0.62	$0.93	$1.00
Accumulation unit value at end of period	$1.41	$1.06	$0.96	$1.02	$0.84	$0.62	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.79	$0.83	$0.76	$0.59	$0.98	$1.00
Accumulation unit value at end of period	$1.07	$0.85	$0.79	$0.83	$0.76	$0.59	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	82	21	5

Variable Portfolio – Victory Established Value Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.87	$0.95	$0.79	$0.59	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.00	$0.87	$0.95	$0.79	$0.59	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Wanger International (10/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.78	$0.93	$0.76	$0.52	$0.97	$1.00
Accumulation unit value at end of period	$1.12	$0.93	$0.78	$0.93	$0.76	$0.52	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	24	14	3

Wanger USA (10/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.91	$0.97	$0.80	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$1.41	$1.08	$0.91	$0.97	$0.80	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	18	8	2

Variable account charges of 1.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.26	$1.00
Accumulation unit value at end of period	$1.27	$1.05	$0.95	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.16	$1.00
Accumulation unit value at end of period	$1.84	$1.39	$1.21	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.05	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Mid Cap Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.18	$1.00
Accumulation unit value at end of period	$1.66	$1.30	$1.14	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Ultra®, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.21	$1.00
Accumulation unit value at end of period	$1.80	$1.34	$1.20	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.66	$1.28	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (07/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.29	$1.00
Accumulation unit value at end of period	$2.16	$1.50	$1.28	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

92  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.21	$1.00
Accumulation unit value at end of period	$1.56	$1.26	$1.12	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.32	$1.26	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.41	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.38	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.15	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  93

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.77	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.71	$1.32	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.26	$1.16	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.26	$1.00
Accumulation unit value at end of period	$0.91	$1.04	$1.08	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.19	$0.99	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.91	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.00	$0.91	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.62	$1.21	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$0.99	$1.22	$1.00
Accumulation unit value at end of period	$1.49	$1.17	$0.99	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.07	$1.00
Accumulation unit value at end of period	$1.17	$1.18	$1.04	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.15	$1.00
Accumulation unit value at end of period	$1.60	$1.24	$1.05	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

94  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.24	$1.00
Accumulation unit value at end of period	$1.73	$1.32	$1.14	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$1.75	$1.31	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.13	$1.11	$1.00
Accumulation unit value at end of period	$1.83	$1.33	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.39	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.60	$1.25	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Total Return Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.38	$1.18	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.60	$1.35	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.06	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.35	$1.06	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.64	$1.22	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.19	$1.00
Accumulation unit value at end of period	$1.63	$1.28	$1.15	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.57	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.06	$1.00
Accumulation unit value at end of period	$1.14	$1.17	$1.05	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  95

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.86	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.19	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.46	$1.23	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.46	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.13	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.11	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$1.11	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.29	$1.18	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.29	$1.18	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.37	$1.20	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	60	61	62	62

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.37	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.69	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

96  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Victory Established Value Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.12	$1.22	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.12	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wanger International (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.45	$1.21	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wanger USA (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.28	$1.00
Accumulation unit value at end of period	$1.87	$1.43	$1.21	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable account charges of 2.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.74	$0.67	$0.89	$0.76	$0.51	$0.99	$1.00
Accumulation unit value at end of period	$0.89	$0.74	$0.67	$0.89	$0.76	$0.51	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.76	$0.73	$0.66	$0.56	$0.97	$1.00
Accumulation unit value at end of period	$1.16	$0.88	$0.76	$0.73	$0.66	$0.56	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.51	$0.46	$0.58	$0.57	$0.43	$0.94	$1.00
Accumulation unit value at end of period	$0.62	$0.51	$0.46	$0.58	$0.57	$0.43	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (10/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.98	$1.00	$0.86	$0.68	$0.91	$1.00
Accumulation unit value at end of period	$1.41	$1.11	$0.98	$1.00	$0.86	$0.68	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (10/01/2007)
Accumulation unit value at beginning of period	$0.98	$0.88	$0.89	$0.78	$0.59	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$0.98	$0.88	$0.89	$0.78	$0.59	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Value, Class II (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.83	$0.84	$0.76	$0.65	$0.90	$1.00
Accumulation unit value at end of period	$1.21	$0.94	$0.83	$0.84	$0.76	$0.65	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (10/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.98	$0.98	$0.80	$0.57	$0.99	$1.00
Accumulation unit value at end of period	$1.65	$1.14	$0.98	$0.98	$0.80	$0.57	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.97	$0.99	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.95	$0.97	$0.99	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.11	$1.04	$0.93	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.22	$1.16	$1.11	$1.04	$0.93	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.74	$0.80	$0.70	$0.56	$0.96	$1.00
Accumulation unit value at end of period	$1.03	$0.83	$0.74	$0.80	$0.70	$0.56	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.74	$0.95	$0.81	$0.48	$1.05	$1.00
Accumulation unit value at end of period	$0.84	$0.87	$0.74	$0.95	$0.81	$0.48	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  97

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.42	$1.25	$1.21	$1.08	$0.72	$0.98	$1.00
Accumulation unit value at end of period	$1.48	$1.42	$1.25	$1.21	$1.08	$0.72	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.42	$1.26	$1.21	$1.10	$0.78	$0.99	$1.00
Accumulation unit value at end of period	$1.46	$1.42	$1.26	$1.21	$1.10	$0.78	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.70	$0.81	$0.73	$0.58	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.80	$0.70	$0.81	$0.73	$0.58	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.75	$0.79	$0.69	$0.51	$0.94	$1.00
Accumulation unit value at end of period	$1.13	$0.88	$0.75	$0.79	$0.69	$0.51	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.78	$0.75	$0.65	$0.54	$0.95	$1.00
Accumulation unit value at end of period	$1.13	$0.87	$0.78	$0.75	$0.65	$0.54	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (10/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.84	$0.88	$0.74	$0.60	$1.00	$1.00
Accumulation unit value at end of period	$1.23	$0.93	$0.84	$0.88	$0.74	$0.60	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (10/01/2007)
Accumulation unit value at beginning of period	$0.72	$0.63	$0.77	$0.69	$0.51	$1.01	$1.00
Accumulation unit value at end of period	$0.86	$0.72	$0.63	$0.77	$0.69	$0.51	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.77	$0.86	$0.72	$0.52	$0.96	$1.00
Accumulation unit value at end of period	$1.21	$0.89	$0.77	$0.86	$0.72	$0.52	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.82	$0.73	$0.59	$0.96	$1.00
Accumulation unit value at end of period	$1.20	$0.93	$0.82	$0.82	$0.73	$0.59	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (10/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.94	$1.02	$0.82	$0.67	$0.95	$1.00
Accumulation unit value at end of period	$1.34	$1.02	$0.94	$1.02	$0.82	$0.67	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

98  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	$1.00	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$0.96	$0.99	$1.00	$1.00	$1.00	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (10/01/2007)
Accumulation unit value at beginning of period	$0.75	$0.78	$0.91	$0.80	$0.68	$1.05	$1.00
Accumulation unit value at end of period	$0.66	$0.75	$0.78	$0.91	$0.80	$0.68	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.76	$0.63	$0.76	$0.70	$0.57	$1.02	$1.00
Accumulation unit value at end of period	$0.87	$0.76	$0.63	$0.76	$0.70	$0.57	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.69	$0.62	$0.78	$0.76	$0.60	$0.97	$1.00
Accumulation unit value at end of period	$0.82	$0.69	$0.62	$0.78	$0.76	$0.60	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (10/01/2007)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.07	$1.00	$0.71	$0.99	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.08	$1.07	$1.00	$0.71	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.86	$0.75	$0.56	$1.00	$1.00
Accumulation unit value at end of period	$1.19	$0.93	$0.82	$0.86	$0.75	$0.56	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.14	$1.08	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$1.19	$1.24	$1.20	$1.14	$1.08	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.98	$0.87	$0.99	$0.79	$0.58	$0.97	$1.00
Accumulation unit value at end of period	$1.30	$0.98	$0.87	$0.99	$0.79	$0.58	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.72	$0.61	$0.75	$0.68	$0.55	$1.00	$1.00
Accumulation unit value at end of period	$0.92	$0.72	$0.61	$0.75	$0.68	$0.55	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.09	$0.99	$0.99	$0.89	$0.67	$0.97	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$0.99	$0.99	$0.89	$0.67	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.50	$1.33	$1.37	$1.22	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.50	$1.50	$1.33	$1.37	$1.22	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.68	$0.74	$0.70	$0.55	$0.97	$1.00
Accumulation unit value at end of period	$1.03	$0.80	$0.68	$0.74	$0.70	$0.55	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.87	$0.95	$0.78	$0.59	$0.96	$1.00
Accumulation unit value at end of period	$1.32	$1.01	$0.87	$0.95	$0.78	$0.59	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	$1.00
Accumulation unit value at end of period	$1.18	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  99

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Invesco V.I. Comstock Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.84	$0.74	$0.59	$0.94	$1.00
Accumulation unit value at end of period	$1.25	$0.94	$0.81	$0.84	$0.74	$0.59	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.10	$0.93	$0.91	$0.89	$0.71	$1.02	$1.00
Accumulation unit value at end of period	$1.51	$1.10	$0.93	$0.91	$0.89	$0.71	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.76	$0.83	$0.75	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$0.99	$0.85	$0.76	$0.83	$0.75	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.87	$0.78	$0.58	$0.99	$1.00
Accumulation unit value at end of period	$1.19	$0.94	$0.81	$0.87	$0.78	$0.58	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (10/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.92	$0.93	$0.86	$0.75	$0.98	$1.00
Accumulation unit value at end of period	$1.17	$1.00	$0.92	$0.93	$0.86	$0.75	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (10/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.96	$0.92	$0.83	$0.64	$1.04	$1.00
Accumulation unit value at end of period	$1.26	$1.07	$0.96	$0.92	$0.83	$0.64	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.70	$0.79	$0.66	$0.48	$0.88	$1.00
Accumulation unit value at end of period	$0.90	$0.89	$0.70	$0.79	$0.66	$0.48	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.94	$1.03	$0.80	$0.52	$0.99	$1.00
Accumulation unit value at end of period	$1.35	$1.00	$0.94	$1.03	$0.80	$0.52	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.75	$0.78	$0.73	$0.51	$0.97	$1.00
Accumulation unit value at end of period	$1.06	$0.84	$0.75	$0.78	$0.73	$0.51	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.77	$0.86	$0.76	$0.56	$0.95	$1.00
Accumulation unit value at end of period	$1.14	$0.91	$0.77	$0.86	$0.76	$0.56	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.12	$0.99	$0.86	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.22	$1.10	$1.12	$0.99	$0.86	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.89	$0.93	$0.77	$0.57	$0.94	$1.00
Accumulation unit value at end of period	$1.41	$1.02	$0.89	$0.93	$0.77	$0.57	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (10/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.10	$0.99	$0.83	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.23	$1.09	$1.10	$0.99	$0.83	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.18	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

100  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.18	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.08	$1.06	$1.01	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.21	$1.17	$1.08	$1.06	$1.01	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.07	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.07	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.06	$0.95	$1.02	$0.83	$0.62	$0.93	$1.00
Accumulation unit value at end of period	$1.40	$1.06	$0.95	$1.02	$0.83	$0.62	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.78	$0.83	$0.76	$0.59	$0.98	$1.00
Accumulation unit value at end of period	$1.07	$0.85	$0.78	$0.83	$0.76	$0.59	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.99	$0.86	$0.94	$0.79	$0.59	$0.95	$1.00
Accumulation unit value at end of period	$1.32	$0.99	$0.86	$0.94	$0.79	$0.59	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Wanger International (10/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.78	$0.93	$0.76	$0.52	$0.97	$1.00
Accumulation unit value at end of period	$1.11	$0.93	$0.78	$0.93	$0.76	$0.52	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Wanger USA (10/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.91	$0.96	$0.80	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$1.40	$1.07	$0.91	$0.96	$0.80	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  101

Variable account charges of 2.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.26	$1.00
Accumulation unit value at end of period	$1.27	$1.05	$0.95	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.16	$1.00
Accumulation unit value at end of period	$1.83	$1.39	$1.21	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.04	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Mid Cap Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.18	$1.00
Accumulation unit value at end of period	$1.66	$1.30	$1.14	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Ultra®, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.21	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.20	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.65	$1.28	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (07/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.29	$1.00
Accumulation unit value at end of period	$2.16	$1.50	$1.28	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.55	$1.25	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.41	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

102  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.71	$1.34	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.81	$1.38	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.15	$1.00	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.77	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.70	$1.32	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.26	$1.16	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.26	$1.00
Accumulation unit value at end of period	$0.91	$1.04	$1.08	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.19	$0.99	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.90	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.00	$0.90	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  103

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Eaton Vance VT Floating-Rate Income Fund (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.61	$1.21	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$0.99	$1.22	$1.00
Accumulation unit value at end of period	$1.49	$1.17	$0.99	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.07	$1.00
Accumulation unit value at end of period	$1.17	$1.17	$1.04	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.15	$1.00
Accumulation unit value at end of period	$1.59	$1.24	$1.05	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.24	$1.00
Accumulation unit value at end of period	$1.72	$1.32	$1.14	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.80	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.31	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$1.74	$1.31	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.13	$1.11	$1.00
Accumulation unit value at end of period	$1.83	$1.33	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.39	$1.19	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

104  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.59	$1.25	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Total Return Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.37	$1.18	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.59	$1.35	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.06	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.35	$1.06	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.63	$1.21	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.19	$1.00
Accumulation unit value at end of period	$1.62	$1.28	$1.15	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.56	$1.25	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.05	$1.06	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.05	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.85	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.19	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.45	$1.23	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.45	$1.23	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.13	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.11	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.11	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  105

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.28	$1.18	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.37	$1.20	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.37	$1.20	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.69	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.12	$1.22	$1.00
Accumulation unit value at end of period	$1.71	$1.29	$1.12	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wanger International (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.01	$1.21	$1.00
Accumulation unit value at end of period	$1.45	$1.21	$1.01	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wanger USA (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.28	$1.00
Accumulation unit value at end of period	$1.87	$1.42	$1.21	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

106  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2013 and 2012, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota

April 17, 2014

RiverSource Life Insurance Co. of New York

BALANCE SHEETS
(in thousands, except share amounts)

December 31,	2013	2012

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2013 $1,653,778; 2012, $1,682,636)	$1,757,469	$1,885,210
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2013 and 2012, $2,038)	149,952	155,292
Policy loans	41,099	39,389
Other investments	366	244

Total investments	1,948,886	2,080,135
Cash and cash equivalents	52,155	30,022
Restricted cash	—	3,500
Reinsurance recoverables	110,425	99,385
Other receivables	7,933	6,721
Accrued investment income	19,752	20,730
Deferred acquisition costs	146,765	127,704
Other assets	106,708	93,625
Separate account assets	4,294,455	3,786,931

Total assets	$6,687,079	$6,248,753

Liabilities and Shareholder’s Equity

Liabilities:
Policyholder account balances, future policy benefits and claims	$1,904,150	$1,978,841
Other liabilities	107,665	86,296
Separate account liabilities	4,294,455	3,786,931

Total liabilities	6,306,270	5,852,068

Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,851	106,751
Retained earnings	228,579	199,190
Accumulated other comprehensive income, net of tax	43,379	88,744
Total shareholder’s equity	380,809	396,685

Total liabilities and shareholder’s equity	$6,687,079	$6,248,753

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Revenues

Premiums	$24,284	$24,515	$23,703
Net investment income	90,983	97,467	103,556
Policy and contract charges	99,975	90,417	86,822
Other revenues	19,180	16,937	15,743
Net realized investment gains	1,135	463	643

Total revenues	235,557	229,799	230,467

Benefits and expenses

Benefits, claims, losses and settlement expenses	52,288	57,786	66,444
Interest credited to fixed accounts	54,502	55,234	54,676
Amortization of deferred acquisition costs	8,098	19,537	14,686
Other insurance and operating expenses	44,490	44,574	44,693

Total benefits and expenses	159,378	177,131	180,499

Pretax income	76,179	52,668	49,968
Income tax provision	21,790	14,850	11,172

Net income	$54,389	$37,818	$38,796

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(34)	$(457)	$(2,587)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	(83)	14	1,787

Net impairment losses recognized in net realized investment gains	$(117)	$(443)	$(800)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Net income	$54,389	$37,818	$38,796
Other comprehensive income (loss), net of tax:
Net unrealized securities gains (losses) arising during the period	(63,536)	32,542	25,453
Reclassification of net securities gains included in net income	(738)	(301)	(441)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables from unrealized gains on securities	18,909	(8,616)	(8,455)

Total other comprehensive income (loss), net of tax	(45,365)	23,625	16,557

Total comprehensive income	$9,024	$61,443	$55,353

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY
(in thousands)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Stock	Capital	Earnings	Income	Total

Balances at January 1, 2011	$2,000	$106,632	$251,153	$48,562	$408,347
Comprehensive income:
Net income	—	—	38,796	—	38,796
Other comprehensive income, net of tax	—	—	—	16,557	16,557

Total comprehensive income					55,353
Tax adjustment on share-based incentive compensation plan	—	27	—	—	27
Cash dividends to RiverSource Life Insurance Company	—	—	(78,577)	—	(78,577)

Balances at December 31, 2011	2,000	106,659	211,372	65,119	385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	2,000	106,751	199,190	88,744	396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	$2,000	$106,851	$228,579	$43,379	$380,809

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS
(in thousands)

Years Ended December 31,	2013	2012	2011

Cash Flows from Operating Activities

Net income	$54,389	$37,818	$38,796
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,351	2,228	(573)
Deferred income tax expense (benefit)	1,140	1,077	(4,971)
Contractholder and policyholder charges, non-cash	(20,034)	(17,661)	(16,856)
Loss (gain) from equity method investments	(122)	(40)	29
Net realized investment gains	(1,252)	(906)	(1,143)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	117	443	500
Change in operating assets and liabilities:
Deferred acquisition costs	(11,097)	2,426	(3,380)
Policyholder account balances, future policy benefits and claims, net	(55,456)	(17,646)	73,471
Derivatives, net of collateral	43,395	17,722	(19,827)
Reinsurance recoverables	(10,163)	(8,063)	(9,378)
Other receivables	(1,228)	390	(789)
Accrued investment income	978	1,133	170
Other, net	6,962	(556)	8,199

Net cash provided by operating activities	10,980	18,365	64,248

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	20,988	26,975	31,571
Maturities, sinking fund payments and calls	238,974	233,481	199,365
Purchases	(233,274)	(280,861)	(216,391)
Proceeds from sales, maturities and repayments of commercial mortgage loans	28,238	20,771	15,299
Funding of mortgage loans	(22,898)	(22,769)	(2,127)
Proceeds from sales of other investment	—	—	1,350
Change in policy loans, net	(1,710)	(2,022)	(883)

Net cash provided by (used in) investing activities	30,318	(24,425)	28,184

Cash Flows from Financing Activities

Policyholder account balances:
Deposits and other additions	160,592	147,486	139,568
Net transfers from (to) separate accounts	(21,615)	(4,851)	2,756
Surrenders and other benefits	(119,320)	(125,454)	(128,407)
Proceeds from line of credit with Ameriprise Financial, Inc.	1,700	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(1,700)	—	—
Tax adjustment on share-based incentive compensation plan	100	92	27
Cash paid for purchased options with deferred premiums	(13,922)	(13,371)	(11,818)
Cash dividends to RiverSource Life Insurance Company	(25,000)	(50,000)	(78,577)

Net cash used in financing activities	(19,165)	(46,098)	(76,451)

Net increase (decrease) in cash and cash equivalents	22,133	(52,158)	15,981
Cash and cash equivalents at beginning of period	30,022	82,180	66,199

Cash and cash equivalents at end of period	$52,155	$30,022	$82,180

Supplemental Disclosures:
Income taxes paid, net	$35,436	$17,518	$12,023

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

In the Balance Sheets, the Company combined the balance of “Deferred Sales Inducement Costs” with “Other assets” and the balance of “Policy claims and other policyholder funds” with “Policyholder account balances, future policy benefits and claims” for prior years to conform to the current presentation.

In addition, the Company reclassified certain prior year amounts in the Statements of Cash Flows, as discussed below, to improve the transparency of its cash flows. Total cash flows provided by (used in) operating and financing activities did not change as a result of the reclassifications.

Within operating activities, the change in freestanding derivatives was reclassified from “Other, net” to “Derivatives, net of collateral”. The change in derivatives collateral was reclassified from “Derivatives collateral, net” to “Derivatives, net of collateral”. As a result of these reclassifications, changes in all freestanding derivatives and related collateral are included in one line within operating cash flows.

Within financing activities, the increase in policyholder account balances for interest credited was reclassified from “Policyholder account balances: Surrenders and other benefits” to “Policyholder account balances: Deposits and other additions”.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $3.3 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $772 thousand. In the second quarter of 2012, the Company made a correction for a tax item related to prior periods, which resulted in a $1.8 million decrease to net income. The Company discovered it had received incomplete data from a third party service provider for securities lending activities that resulted in the miscalculation of the Company’s dividend received deduction and foreign tax credit, which resulted in an understatement of taxes payable and an overstatement of reported earnings in prior periods. The Company resolved the data issue and stopped the securities lending that negatively impacted its tax position. Management determined that the effect of these corrections was not material to current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 17, 2014, the date the financial statements were available to be issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc., a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging

RiverSource Life Insurance Co. of New York

activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

RiverSource Life Insurance Co. of New York

Commercial Mortgage Loans, net
Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans
Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide

RiverSource Life Insurance Co. of New York

with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2013 and 2012 was nil and $3.5 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

RiverSource Life Insurance Co. of New York

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

RiverSource Life Insurance Co. of New York

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and the amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees
Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. These embedded derivatives are recorded in policyholder account balances, future policy benefits and claims. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. Management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

RiverSource Life Insurance Co. of New York

Life, Disability Income and Long Term Care Insurance
Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an

RiverSource Life Insurance Co. of New York

adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, administrative charges and surrender charges. Cost of insurance charges are net of reinsurance premiums and cost of reinsurance for universal life insurance products. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Revenues
Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2013 and 2012.

RiverSource Life Insurance Co. of New York

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income (“AOCI”). The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 16 for the required disclosures.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 14 for the required disclosures.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax and increased AOCI by $6.8 million after-tax, totaling to a $59.1 million after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Income Taxes
In July 2013, the FASB updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted.

The adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

4.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,148,895	$97,267	$(9,693)	$1,236,469	$172
Residential mortgage backed securities	195,756	6,149	(4,885)	197,020	—
Commercial mortgage backed securities	154,518	5,476	(2,146)	157,848	(448)
State and municipal obligations	83,186	8,635	(238)	91,583	—
Asset backed securities	65,781	3,042	(319)	68,504	—
Foreign government bonds and obligations	2,842	370	(81)	3,131	—
U.S. government and agencies obligations	2,800	114	—	2,914	—

Total	$1,653,778	$121,053	$(17,362)	$1,757,469	$(276)

RiverSource Life Insurance Co. of New York

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,159,474	$155,481	$(1,145)	$1,313,810	$2
Residential mortgage backed securities	195,099	12,292	(1,454)	205,937	(960)
Commercial mortgage backed securities	173,058	13,449	(57)	186,450	—
State and municipal obligations	85,901	19,197	—	105,098	—
Asset backed securities	61,388	3,986	(245)	65,129	—
U.S. government and agencies obligations	4,175	290	—	4,465	—
Foreign government bonds and obligations	3,541	780	—	4,321	—

Total	$1,682,636	$205,475	$(2,901)	$1,885,210	$(958)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2013 and 2012, investment securities with a fair value of $68 million and $13 million, respectively, were pledged to meet contractual obligations under derivative contracts.

At December 31, 2013 and 2012, fixed maturity securities comprised approximately 90% and 91%, respectively of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2013 and 2012 approximately $103.1 million and $121.8 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2013			December 31, 2012
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in thousands, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$348,703	$356,761	20%	$365,730	$395,742	21%
AA	81,393	93,163	5	84,505	101,192	5
A	339,433	363,207	21	329,686	366,516	20
BBB	775,835	834,404	48	796,182	912,696	48
Below investment grade	108,414	109,934	6	106,533	109,064	6

Total fixed maturities	$1,653,778	$1,757,469	100%	$1,682,636	$1,885,210	100%

At December 31, 2013 and 2012, approximately 44% and 36%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in thousands, except	December 31, 2013
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	87	$229,712	$(8,411)	7	$18,426	$(1,282)	94	$248,138	$(9,693)
Residential mortgage backed securities	14	88,690	(4,045)	14	12,682	(840)	28	101,372	(4,885)
Commercial mortgage backed securities	9	40,538	(1,588)	1	6,594	(558)	10	47,132	(2,146)
State and municipal obligations	2	3,820	(238)	—	—	—	2	3,820	(238)
Asset backed securities	5	8,213	(164)	1	4,198	(155)	6	12,411	(319)
Foreign government bonds and obligations	2	948	(81)	—	—	—	2	948	(81)

Total	119	$371,921	$(14,527)	23	$41,900	$(2,835)	142	$413,821	$(17,362)

RiverSource Life Insurance Co. of New York

(in thousands, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	34	$86,134	$(1,064)	2	$3,690	$(81)	36	$89,824	$(1,145)
Residential mortgage backed securities	1	3	—	15	21,153	(1,454)	16	21,156	(1,454)
Commercial mortgage backed securities	1	7,117	(57)	—	—	—	1	7,117	(57)
Asset backed securities	1	4,857	(45)	1	8,600	(200)	2	13,457	(245)

Total	37	$98,111	$(1,166)	18	$33,443	$(1,735)	55	$131,554	$(2,901)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities are attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Beginning balance	$1,299	$2,727	$1,927
Credit losses for which an other-than-temporary impairment was not previously recognized	—	36	646
Credit losses for which an other-than-temporary impairment was previously recognized	117	407	154
Reductions for securities sold during the period (realized)	—	(1,871)	—

Ending balance	$1,416	$1,299	$2,727

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income (Loss)
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in thousands)	Gains (Loss)	Income Tax	Gains (Loss)

Balances at January 1, 2011	$74,711	$(26,149)	$48,562
Net unrealized securities gains arising during the period(1)	39,159	(13,706)	25,453
Reclassification of net securities gains included in net income	(678)	237	(441)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,008)	4,553	(8,455)

Balances at December 31, 2011	100,184	(35,065)	65,119 (2)
Net unrealized securities gains arising during the period(1)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,256)	4,640	(8,616)

Balances at December 31, 2012	136,530	(47,786)	88,744 (2)
Net unrealized securities losses arising during the period(1)	(97,748)	34,212	(63,536)
Reclassification of net securities gains included in net income	(1,135)	397	(738)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	29,090	(10,181)	18,909

Balances at December 31, 2013	$66,737	$(23,358)	$43,379 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(2)	Includes $157 thousand, $544 thousand and $1.1 million, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Gross realized investment gains	$1,263	$1,086	$2,036
Gross realized investment losses	(11)	(180)	(558)
Other-than-temporary impairments	(117)	(443)	(800)

Total	$1,135	$463	$678

Other-than-temporary impairments for the years ended December 31, 2013, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2013 were as follows:

	Amortized
(in thousands)	Cost	Fair Value

Due within one year	$76,502	$78,156
Due after one year through five years	438,264	467,046
Due after five years through 10 years	480,500	501,899
Due after 10 years	242,457	286,996

	1,237,723	1,334,097
Residential mortgage backed securities	195,756	197,020
Commercial mortgage backed securities	154,518	157,848
Asset backed securities	65,781	68,504

Total	$1,653,778	$1,757,469

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Income on fixed maturities	$82,640	$88,409	$95,378
Income on commercial mortgage loans	8,578	8,972	9,496
Income on policy loans and other investments	1,959	2,120	2,042

	93,177	99,501	106,916
Less: investment expenses	2,194	2,034	3,360

Total	$90,983	$97,467	$103,556

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Fixed maturities	$1,135	$463	$678
Commercial mortgage loans	—	—	(36)
Cash equivalents	—	—	1

Total	$1,135	$463	$643

5.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Co. of New York

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
Commercial Mortgage Loans (in thousands)	2013	2012	2011

Beginning balance	$2,038	$2,038	$2,538
Charge-offs	—	—	(500)
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2013	2012

Individually evaluated for impairment	$1,523	$1,671
Collectively evaluated for impairment	150,467	155,659

Total	$151,990	$157,330

As of December 31, 2013 and 2012, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $1.5 million and $1.7 million, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2013 and 2012. All loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% of total commercial mortgage loans at both December 31, 2013 and 2012. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage

		December 31,	December 31,	December 31,
	December 31, 2013	2012	2013	2012

	(in thousands)

South Atlantic	$42,985	$43,744	28%	28%
Pacific	21,385	20,484	14	13
Mountain	18,874	22,905	13	14
Middle Atlantic	18,578	16,999	12	11
East North Central	15,614	20,276	10	13
New England	11,927	13,717	8	9
East South Central	10,519	11,204	7	7
West North Central	10,111	5,918	7	4
West South Central	1,997	2,083	1	1

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage

	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012

	(in thousands)

Retail	$40,992	$38,101	27%	24%
Industrial	34,344	44,383	22	28
Office	33,029	35,384	22	22
Apartments	28,770	28,675	19	18
Mixed use	4,217	2,841	3	2
Hotel	1,523	3,752	1	3
Other	9,115	4,194	6	3

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

6.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2013 primarily reflected expected higher interest rates and changes in assumed policyholder behavior. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$127,704	$133,032	$132,603
Capitalization of acquisition costs	19,195	17,111	18,066
Amortization, excluding the impact of valuation assumptions review	(13,498)	(18,337)	(12,486)
Amortization, impact of valuation assumptions review	5,400	(1,200)	(2,200)
Impact of change in net unrealized securities losses (gains)	7,964	(2,902)	(2,951)

Balance at December 31	$146,765	$127,704	$133,032

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$18,242	$21,222	$23,947
Capitalization of sales inducement costs	285	523	588
Amortization, excluding the impact of valuation assumptions review	(1,964)	(2,262)	(2,408)
Amortization, impact of valuation assumptions review	1,000	(800)	(400)
Impact of change in net unrealized securities losses (gains)	1,391	(441)	(505)

Balance at December 31	$18,954	$18,242	$21,222

7.	REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013, the Company generally reinsures 50% of the death benefit liability.

Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

For existing LTC policies, the Company, for 1996 and later issues, cedes 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company

RiverSource Life Insurance Co. of New York

retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2013 and 2012, traditional life and universal life insurance in force aggregated $11.1 billion and $10.9 billion, respectively, of which $7.6 billion and $7.3 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Direct premiums	$35,607	$35,602	$34,635
Reinsurance ceded	(11,323)	(11,087)	(10,932)

Net premiums	$24,284	$24,515	$23,703

Policy and contract charges are presented on the Statements of Income net of $4.3 million, $4.5 million and $3.6 million of reinsurance ceded for the years ended December 31, 2013, 2012 and 2011, respectively.

Reinsurance recovered from reinsurers was $8.5 million, $7.5 million and $5.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $78.9 million and $72.9 million related to LTC risk ceded to Genworth as of December 31, 2013 and 2012, respectively. Policyholder account balances, future policy benefits and claims include $3.0 million and $3.3 million related to a previously assumed reinsurance arrangement as of December 31, 2013 and 2012, respectively.

8.	POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2013		2012

Policyholder account balances
Fixed annuities	$1,033,712		$1,062,602
Variable annuity fixed sub-accounts	250,599		235,625
VUL/UL insurance	179,924		172,553
IUL insurance	10,650		3,912
Other life insurance	39,598		39,739

Total policyholder account balances	1,514,483		1,514,431

Future policy benefits
Variable annuity GMWB	(29,203	)(1)	36,060
Variable annuity GMAB	(6,133	)(1)	5,912
Other annuity liabilities	5,590		9,164
Fixed annuities life contingent liabilities	91,092		91,380
Life, DI and LTC insurance	298,398		294,212
VUL/UL and other life insurance additional liabilities	20,735		20,421

Total future policy benefits	380,479		457,149
Policy claims and other policyholder’ funds	9,188		7,261

Total policyholder account balances, future policy benefits and claims	$1,904,150		$1,978,841

(1)	Includes the value of GMWB and GMAB embedded derivatives which was a net asset at December 31, 2013 and the amount is reported as a contra liability.

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2013	2012

Variable annuity	$3,897,764	$3,442,505
VUL insurance	395,588	343,453
Other insurance	1,103	973

Total	$4,294,455	$3,786,931

RiverSource Life Insurance Co. of New York

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 15 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

RiverSource Life Insurance Co. of New York

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator asset allocation program is a separate account investment option available under the Company’s variable universal life insurance products and new sales under its variable annuities, but as of April 2012, is no longer available for sale with a living benefit rider. The Portfolio Navigator program allows clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds, and is designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2013				December 31, 2012

		Contract		Weighted		Contract		Weighted
		Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Total	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in thousands, except age)	Contract Value	Accounts	at Risk	Age	Value	Accounts	at Risk	Age

GMDB:
Return of premium	$2,707,746	$2,623,523	$1,251	63	$2,328,861	$2,253,448	$2,333	63
Five/six-year reset	610,893	465,907	2,829	64	600,825	459,887	6,551	63
One-year ratchet	552,355	535,168	1,151	65	493,086	477,445	3,552	64
Five-year ratchet	220,521	215,495	263	62	199,317	194,264	586	62

Total — GMDB	$4,091,515	$3,840,093	$5,494	63	$3,622,089	$3,385,044	$13,022	63

GMIB	$19,568	$18,579	$61	64	$18,405	$17,395	$235	63
GMWB:
GMWB	$239,913	$238,959	$11	67	$234,505	$233,455	$87	66
GMWB for life	1,866,258	1,849,756	92	65	1,526,459	1,516,433	225	65

Total — GMWB	$2,106,171	$2,088,715	$103	65	$1,760,964	$1,749,888	$312	65

GMAB	$298,673	$297,293	$74	56	$259,478	$259,004	$249	57

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models. The Company previously defined the net amount at risk for GMIB and GMWB guarantees as the guaranteed benefit amount in excess of the contract value. The previously disclosed net amount at risk for GMIB and GMWB guarantees was $2.5 million and $10.7 million, respectively, as of December 31, 2012. The Company believes the revised definition of net amount at risk for GMIB and GMWB guarantees is more representative of the potential economic exposure of the guarantees.

RiverSource Life Insurance Co. of New York

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2013		December 31, 2012

		Weighted		Weighted
		Average		Average
	Net Amount	Attained	Net Amount	Attained
(in thousands, except age)	at Risk	Age	at Risk	Age

UL secondary guarantees	$394	62	$350	61

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL

Balance at January 1, 2011	$217	$448	$17,818	$4,455	$6,076
Incurred claims	309	31	48,803	9,177	3,016
Paid claims	(337)	—	—	—	(9)

Balance at December 31, 2011	189	479	66,621	13,632	9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)

Balance at December 31, 2012	320	492	36,060	5,912	12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)

Balance at December 31, 2013	$359	$360	$(29,203)	$(6,133)	$15,125

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2013	2012

Mutual funds:
Equity	$2,136,649	$1,781,855
Bond	1,482,603	1,473,320
Other	216,828	131,865

Total mutual funds	$3,836,080	$3,387,040

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2013, 2012 and 2011.

10.	LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2013 and 2012.

11.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level

RiverSource Life Insurance Co. of New York

input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,108,016	$128,453	$1,236,469
Residential mortgage backed securities	—	197,020	—	197,020
Commercial mortgage backed securities	—	157,848	—	157,848
State and municipal obligations	—	91,583	—	91,583
Asset backed securities	—	54,816	13,688	68,504
Foreign government bonds and obligations	—	3,131	—	3,131
U.S. government and agencies obligations	1,306	1,608	—	2,914

Total Available-for-Sale securities: Fixed maturities	1,306	1,614,022	142,141	1,757,469

Cash equivalents	—	51,999	—	51,999
Other assets:
Interest rate derivative contracts	—	21,710	—	21,710
Equity derivative contracts	—	33,026	—	33,026

Total other assets	—	54,736	—	54,736

Separate account assets	—	4,294,455	—	4,294,455

Total assets at fair value	$1,306	$6,015,212	$142,141	$6,158,659

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$3,293	$3,293
GMWB and GMAB embedded derivatives	—	—	(38,357)	(38,357	)(2)

Total policyholder account balances, future policy benefits and claims	—	—	(35,064)	(35,064	)(1)

Other liabilities:
Interest rate derivative contracts	—	37,278	—	37,278
Equity derivative contracts	8,669	40,280	—	48,949

Total other liabilities	8,669	77,558	—	86,227

Total liabilities at fair value	$8,669	$77,558	$(35,064)	$51,163

(1)	The Company’s adjustment for nonperformance risk resulted in a $6.9 million cumulative decrease to the embedded derivatives.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Co. of New York

	December 31, 2012
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,183,356	$130,454	$1,313,810
Residential mortgage backed securities	—	205,937	—	205,937
Commercial mortgage backed securities	—	173,710	12,740	186,450
State and municipal obligations	—	105,098	—	105,098
Asset backed securities	—	54,566	10,563	65,129
U.S. government and agencies obligations	1,369	3,096	—	4,465
Foreign government bonds and obligations	—	4,321	—	4,321

Total Available-for-Sale securities: Fixed maturities	1,369	1,730,084	153,757	1,885,210

Cash equivalents	—	29,900	—	29,900
Other assets:
Interest rate derivative contracts	—	38,757	—	38,757
Equity derivative contracts	7,645	16,407	—	24,052

Total other assets	7,645	55,164	—	62,809

Separate account assets	—	3,786,931	—	3,786,931

Total assets at fair value	$9,014	$5,602,079	$153,757	$5,764,850

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$998	$998
GMWB and GMAB embedded derivatives	—	—	39,934	39,934	(1)

Total policyholder account balances, future policy benefits and claims	—	—	40,932	40,932

Other liabilities:
Interest rate derivative contracts	—	3,023	—	3,023
Equity derivative contracts	—	18,810	—	18,810

Total other liabilities	—	21,833	—	21,833

Total liabilities at fair value	$—	$21,833	$40,932	$62,765

(1)	The Company’s adjustment for nonperformance risk resulted in a $20.1 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Commercial					GMWB and
	Corporate	Mortgage	Asset			IUL	GMAB
	Debt	Backed	Backed			Embedded	Embedded
(in thousands)	Securities	Securities	Securities	Total		Derivatives	Derivatives	Total

Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive loss	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Sales	—	—	—	—		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers into Level 3	—	—	—	—		—	—	—
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—

Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances,
		Residential	Commercial				Future Policy Benefits and Claims
	Corporate	Mortgage	Mortgage	Asset			IUL
	Debt	Backed	Backed	Backed			Embedded	GMWB and
(in thousands)	Securities	Securities	Securities	Securities	Total		Derivatives	GMAB Embedded Derivatives	Total

Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$—	$(79,451)	$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	48 (2)	50,808 (3)	50,856
Other comprehensive loss	413	654	438	(101)	1,404		—	—	—
Purchases	55,096	—	—	—	55,096		—	—	—
Sales	—	—	—	—	—		—	—	—
Issues	—	—	—	—	—		(1,048)	(10,750)	(11,798)
Settlements	(6,456)	(278)	(25)	—	(6,759)		2	(541)	(539)
Transfers into Level 3	—	—	12,154	—	12,154		—	—	—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—	—	—

Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—	49,074	49,074
Interest credited to fixed accounts	—	—	—	—	—		48	—	48

(1)	Represents a $65 thousand gain included in net investment income and a $218 thousand loss included in net realized investment gains in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Residential	Commercial			GMWB and
	Corporate	Mortgage	Mortgage	Asset		GMAB
	Debt	Backed	Backed	Backed		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Derivatives

Balance, January 1, 2011	$79,053	$111,603	$2,100	$11,243	$203,999	$(21,650)
Total gains (losses) included in:
Net income	939	2,421	—	140	3,500 (1)	(49,103	)(2)
Other comprehensive income	1,296	(5,949)	(5)	(833)	(5,491)	—
Purchases	10,399	—	—	—	10,399	—
Sales	(6,774)	—	—	—	(6,774)	—
Issues	—	—	—	—	—	(8,028)
Settlements	(3,773)	(19,894)	(39)	—	(23,706)	(670)
Transfers into Level 3	447	—	—	—	447	—
Transfers out of Level 3	—	(84,767)	(2,020)	—	(86,787)	—

Balance, December 31, 2011	$81,587	$3,414	$36	$10,550	$95,587	$(79,451)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$(27)	$44	$—	$140	$157	$—
Net realized investment gains (losses)	—	(800)	—	—	(800)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	(49,503)

(1)	Represents a $3.4 million gain included in net investment income and a $149 thousand gain included in net realized investment gains in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(9.2) million, $(3.7) million and $11.2 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2013, 2012 and 2011, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million and $84.8 million, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other

RiverSource Life Insurance Co. of New York

securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2013
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$128,112	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9% – 4.5%	1.6%
IUL embedded derivatives	$3,293	Discounted cash flow	Nonperformance risk(3)	74 bps
GMWB and GMAB embedded derivatives	$(38,357)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 51.1%
			Surrender rate	0.1% – 42.2%
			Market volatility(2)	4.9% – 18.8%
			Nonperformance risk(3)	74 bps
			Elective contractholder strategy allocations(4)	0.0% – 50.0%

	December 31, 2012
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$130,144	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 5.0%	2.2%
IUL embedded derivatives	$998	Discounted cash flow	Nonperformance risk(3)	97 bps
GMWB and GMAB embedded derivatives	$39,934	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds and managed volatility funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.

(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization, surrender rate and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) asset value, possibly creating a liability. Significant increases (decreases) in nonperformance risk and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) asset value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market

RiverSource Life Insurance Co. of New York

transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities
Policyholder Account Balances, Future Policy Benefits and Claims
The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied

RiverSource Life Insurance Co. of New York

volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities
The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2013

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$149,952	$—	$—	$153,679	$153,679
Policy loans	41,099	—	—	41,397	41,397

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,036,540	$—	$—	$1,095,459	$1,095,459
Separate account liabilities	6,202	—	6,202	—	6,202

	December 31, 2012

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$155,292	$—	$—	$166,663	$166,663
Policy loans	39,389	—	—	38,031	38,031
Restricted cash	3,500	3,500	—	—	3,500

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,065,611	$—	$—	$1,181,409	$1,181,409
Separate account liabilities	5,811	—	5,811	—	5,811

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Policy Loans
Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Policyholder Account Balances, Future Policy Benefits and Claims
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.	RELATED PARTY TRANSACTIONS
CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2013, 2012 and 2011, the Company received $14.6 million, $13.0 million and $11.9 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $29.1 million, $27.6 million and $30.7 million for 2013, 2012 and 2011, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2013, 2012 and 2011, the Company paid cash dividends of $25.0 million, $50.0 million and $78.6 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2013 and 2012, the Company had an amount due from Ameriprise Financial for federal income taxes of $12.1 million and $2.7 million, respectively. Amounts due to RiverSource Life for federal income taxes were nil and $6.7 million at December 31, 2013 and 2012, respectively.

13.	STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $111.4 million, $93.2 million and $(3.8) million for the years ended December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

At December 31, 2013 and 2012, bonds carried at $289 thousand and $307 thousand, respectively, were on deposit with the State of New York as required by law.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net income, per accompanying GAAP financial statements	$54,389	$37,818	$38,796
Capitalization/amortization of DAC, net (GAAP item)	(11,097)	2,426	(3,380)
Capitalization/amortization of DSIC, net (GAAP item)	679	2,539	2,220
Change in deferred income taxes(1)(2)	1,140	1,077	(4,970)
Change in future policy benefits(1)	(29,614)	(5,403)	(5,169)
Change in separate account liability adjustment (SAP item)	4,368	(617)	(2,605)
Derivatives(1)(2)	68,116	40,461	(31,473)
Other, net	2,460	4,115	360

Net income (loss), SAP basis(3)	$90,441	$82,416	$(6,221)

(1)	Represents valuation differences between GAAP and SAP income statement amounts.

(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3)	Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2013	2012

Shareholder’s equity, per accompanying GAAP financial statements	$380,809	$396,685
DAC (GAAP item)	(146,765)	(127,704)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(103,691)	(202,574)
DSIC (GAAP item)	(18,954)	(18,242)
Future policy benefits(1)	(27,080)	20,471
Deferred income taxes, net(1)	50,269	62,419
Separate account liability adjustment (SAP item)	158,297	153,929
Non-admitted assets (SAP item)	(32,036)	(16,299)
Interest maintenance reserve	(6,917)	(8,298)
Other, net	(3,614)	(7,609)

Capital and surplus, SAP basis(2)	$250,318	$252,778

(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.

(2)	Includes unassigned surplus of $141.5 million and $144.0 million at December 31, 2013 and 2012, respectively.

14.	OFFSETTING ASSETS AND LIABILITIES
Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$53,971	$—	$53,971	$(33,403)	$(3,490)	$(15,480)	$1,598
OTC cleared	765	—	765	(765)	—	—	—

Total derivatives	$54,736	$—	$54,736	$(34,168)	$(3,490)	$(15,480)	$1,598

RiverSource Life Insurance Co. of New York

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$62,809	$—	$62,809	$(18,056)	$(19,030)	$(20,041)	$5,682

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$83,565	$—	$83,565	$(33,403)	$—	$(50,162)	$—
OTC cleared derivatives	2,662	—	2,662	(765)	(1,855)	—	42

Total	$86,227	$—	$86,227	$(34,168)	$(1,855)	$(50,162)	$42

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$21,833	$—	$21,833	$(18,056)	$(2,818)	$—	$959

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual amounts of collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
		December 31,			December 31,

Derivatives not designated	Balance Sheet			Balance Sheet
as hedging instruments	Location	2013	2012	Location	2013		2012

		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$21,710	$38,757	Other liabilities	$37,278		$3,023
Equity contracts	Other assets	32,407	23,939	Other liabilities	48,737		18,782
				Policyholder account balances, future policy benefits and
Embedded derivatives(1)	N/A	—	—	claims	(38,357	)(2)	39,934

Total GMWB and GMAB		54,117	62,696		47,658		61,739

Other derivatives:
Equity
IUL	Other assets	619	113	Other liabilities	212		28
				Policyholder account balances, future policy benefits and
IUL embedded derivatives	N/A	—	—	claims	3,293		998

Total other		619	113		3,505		1,026

Total derivatives		$54,736	$62,809		$51,163		$62,765

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

		Amount of Gain (Loss) on
		Derivatives Recognized in Income
Derivatives not designated	Location of Gain (Loss) on	Years Ended December 31,
as hedging instruments	Derivatives Recognized in Income	2013	2012	2011

		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$(40,944)	$14,356	$28,823
Equity contracts	Benefits, claims, losses and settlement expenses	(49,169)	(62,257)	7,402
Foreign currency contracts	Benefits, claims, losses and settlement expenses	1,247	1,443	(188)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	78,292	39,517	(57,801)

Total GMWB and GMAB		(10,574)	(6,941)	(21,764)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	299	(8)	—
IUL embedded derivatives	Interest credited to fixed accounts	411	(52)	—

Total other		710	(60)	—

Total derivatives		$(9,864)	$(7,001)	$(21,764)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions and interest rate swaps. At December 31, 2013 and 2012, the gross notional

RiverSource Life Insurance Co. of New York

amount of derivative contracts for the Company’s GMWB and GMAB provisions was $2.4 billion and $2.0 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable

2014	$13,104
2015	12,566
2016	11,170
2017	8,397
2018	6,178
2019-2025	13,200

Total	$64,615

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $12.6 million and $4.3 million at December 31, 2013 and 2012, respectively.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the IUL product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2013 and 2012, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $50.2 million and $3.8 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2013 and 2012 was $50.2 million and $2.8 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2013 and 2012 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $1.0 million, respectively.

RiverSource Life Insurance Co. of New York

16.	SHAREHOLDER’S EQUITY
The following table provides information related to amounts reclassified from AOCI for the year ended:

		Amount Reclassified
		from AOCI
AOCI Reclassification	Location of Loss (Gain) Recognized in Income	December 31, 2013

		(in thousands)

Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(1,135)
Tax expense	Income tax provision	397

Net of tax		$(738)

The Company made adjustments to AOCI for the impact to DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities losses of $18.9 million, net of tax, for the year ended December 31, 2013. See Note 4 for additional information related to the impact of DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI.

17.	INCOME TAXES
The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Current income tax:
Federal	$20,332	$13,781	$16,722
State	318	(8)	(579)

Total current income tax	20,650	13,773	16,143

Deferred federal income tax benefit	1,140	1,077	(4,971)

Income tax provision	$21,790	$14,850	$11,172

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2013	2012	2011

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(7.2)	(7.5)	(9.6)
Foreign tax credit, net of addback	(0.8)	(0.2)	(1.9)
State taxes, net of federal benefit	0.3	—	(0.8)
Taxes applicable to prior years	1.3	0.9	(0.2)
Other	—	—	(0.1)

Income tax provision	28.6%	28.2%	22.4%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and foreign tax credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to the impact of a prior period correction described in Note 1 along with higher pretax income relative to tax preferred items compared to the prior year.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets and other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2013	2012

Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$49,050	$77,591
Investment related	20,295	—
Other	2,297	1,127

Gross deferred income tax assets	71,642	78,718

Deferred income tax liabilities
Deferred acquisition costs	35,468	28,761
Net unrealized gains on Available-for Sale securities	23,358	47,785
Investment related	—	13,890
DSIC	6,634	6,385
Other	996	—

Gross deferred income tax liabilities	66,456	96,821

Net deferred income tax assets (liabilities)	$5,186	$(18,103)

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$4,210	$6,424	$2,330
Additions based on tax positions related to the current year	625	—	—
Additions for tax positions of prior years	2,727	904	6,000
Reductions for tax positions of prior years	—	(2,509)	(634)
Settlements	—	(609)	(1,272)

Balance at December 31	$7,562	$4,210	$6,424

If recognized, approximately $904 thousand, $110 thousand and $424 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2013, 2012 and 2011, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $7.5 million in the next 12 months due to resolution of Internal Revenue Service (“IRS”) examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $60 thousand, a net increase of $205 thousand and a net reduction of $3.9 million in interest and penalties for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had a payable of $2.3 million and $2.2 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audits of the Company’s income tax returns for 2008 through 2011. These audits are expected to be completed in 2014. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2010 and remain open for the years after 2010. The Company filed its 2012 tax return in the third quarter of 2013, but the IRS has not yet begun its examination of 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net unrealized securities gains (losses)	$(24,428)	$12,721	$8,916

18.	COMMITMENTS, GUARANTEES AND CONTINGENCIES
Commitments
At December 31, 2013 and 2012, the Company’s funding commitments for commercial mortgage loan commitments was nil and $4.1 million, respectively.

RiverSource Life Insurance Co. of New York

Guarantees
The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2013, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry. Closing under the liquidation plan took place in August 2013.

During 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset associated with ELNY. At December 31, 2013 and 2012, the estimated liability was $1.7 million and $5.0 million, respectively, and the related premium tax asset was $1.4 million and $3.2 million, respectively. The Company has recently paid assessments related to ELNY from the state guaranty fund association, however, the expected period over which all of the assessments will be made and the related tax credits recovered is not known.

Contingencies
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
1-800-504-0469

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, NY.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

©2008-2014 RiverSource Life Insurance Company. All rights reserved.
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